UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – June 30, 2014

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2014

Vanguard Tax-Managed Funds®

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	9
Tax-Managed Capital Appreciation Fund.	67
Tax-Managed Small-Cap Fund.	87
About Your Fund’s Expenses.	106
Trustees Approve Advisory Arrangements.	108
Glossary.	109

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Tax-Managed Balanced Fund	5.90%
Tax-Managed Balanced Composite Index	5.83
Mixed-Asset Target Allocation Moderate Funds Average	5.25
For a benchmark description, see the Glossary.
Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral™ Shares	7.26%
Institutional Shares	7.27
Russell 1000 Index	7.27
Multi-Cap Core Funds Average	6.21
Multi-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	3.26%
Institutional Shares	3.28
S&P SmallCap 600 Index	3.22
Small-Cap Core Funds Average	4.01
Small-Cap Core Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Chairman’s Letter

Dear Shareholder,

When 2014 began, bonds were mired in a slump and stocks were about to hit a rough patch of their own. Despite some challenges, however, both asset classes rallied and finished the half year ended June 30 with strong returns.

While stocks of all sizes participated in the market’s upswing, mid-capitalization stocks trumped both their larger and smaller counterparts. Generally, investors favored large-cap stocks over small-caps.

In this investment environment, returns for the Vanguard Tax-Managed Funds ranged from about 3% for the Tax-Managed Small-Cap Fund to about 7% for the Tax-Managed Capital Appreciation Fund. The Tax-Managed Balanced Fund—which is invested about 50% in stocks and about 50% in bonds—fell between the two, returning about 6%.

Over the six months, the funds’ returns were consistent with those of their benchmark indexes. The funds met their tax-management objective, as they have since their inception.

The merger of Vanguard Tax-Managed Growth and Income Fund into Vanguard 500 Index Fund was completed on May 16, 2014. As I mentioned in my last letter to you, the merger was designed to simplify our fund lineup. The two funds shared many traits—identical risks, similar investment strategies, and the same benchmark, the Standard & Poor’s 500 Index.

After starting the half year slowly, stocks pushed higher
Although U.S. stocks declined in January, they went on to advance in each of the next five months. For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained solid. Stocks were notably resilient, surging ahead after dips sparked by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its stimulative monthly bond-buying since January. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6% for the half year. Emerging markets stocks, which have rebounded sharply in recent months, were the top performers, followed by stocks of developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013. Over the period, the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Market Barometer

			Total Returns
	Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

Municipal bonds returned 6.00% amid support from the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%, in an effort to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns: As yields drop, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings account returns because of the Fed’s target of 0%–0.25% for short-term interest rates.

Mid-caps topped the market, and technology stocks stood out
Vanguard’s three tax-managed domestic funds share a tax-efficient objective, while offering investors exposure to different

Expense Ratios
Your Fund Compared With Its Peer Group
	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.91%
Tax-Managed Capital Appreciation Fund	0.12	0.08%	1.17
Tax-Managed Small-Cap Fund	0.12	0.08	1.32
The fund expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the
Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap
Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper, a
Thomson Reuters Company, and capture information through year-end 2013.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Capital Appreciation
Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

areas of the market. The funds’ advisors—Vanguard’s Equity Investment Group and Fixed Income Group—use various portfolio management strategies to minimize the funds’ taxable gains, while deviating as little as possible from an indexing strategy.

The Tax-Managed Capital Appreciation Fund was the top performer for the six months, returning about 7%. The fund, which tracks the Russell 1000 Index, benefited from holdings in mid-and large-cap stocks. As I mentioned, mid-cap stocks led the market, followed by large-caps.

The fund posted gains in all nine market sectors, with technology, health care, and energy stocks contributing most to returns. Together, those sectors accounted for well over half the fund’s total return.

The technology sector benefited as global demand for the internet and smartphones translated into revenues and profits for companies with the resources and business plans to execute both at home and abroad. Within health care, pharmaceutical and biotechnology firms posted strong results, and oil and gas producers boosted the energy sector.

The Tax-Managed Balanced Fund followed with a return of about 6%. Its equity portion, which also tracks the Russell 1000 Index, had comparable results to the Capital Appreciation Fund. Technology, health care, and energy stocks were among the portfolio’s top performers.

The Balanced Fund’s fixed income portion, which invests in municipal bonds and tracks the Barclays 1–15 Year Municipal

A note on expense ratios

The Expense Ratios table in each report’s Chairman’s Letter displays fund expense ratios from the most recent prospectus. These figures include the funds’ actual operating expenses.
For some funds, the figures also include “acquired fund fees and expenses,” which result from the funds’ holdings in business development companies (BDCs).

Although the Securities and Exchange Commission requires that BDC costs be included in a fund’s expense ratio, these fees are not incurred by the fund. They have no impact on a fund’s total return or on its tracking error relative to an index. A footnote to the Expense Ratios table reports an annualized calculation of the fund’s actual expenses for the period, a more relevant tally of the operating costs incurred by shareholders.

Bond Index, also enjoyed a strong showing. As I mentioned, municipal bonds benefited from the general bond market rally, as well as from increased investor interest in tax-exempt income.

The Tax-Managed Small-Cap Fund, which tracks the S&P SmallCap 600 Index, produced the weakest result, about 3%. As its name suggests, the fund invests primarily in stocks of smaller companies. The performance of small-cap stocks overall was muted during the period amid concerns over their rising valuations.

The fund notched gains in eight of its ten market sectors. Technology and energy stocks were top performers among small-caps as well, and materials stocks also boosted fund returns. Consumer discretionary and telecommunication stocks declined.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn investors against letting their emotions become entangled with their investments. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving your financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double the market’s historical average annual return. And in recent weeks, several indexes have reached record highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own: In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. Without rebalancing—periodically adjusting your asset allocation so that it stays in line with your goals and risk tolerance—you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

A balanced fund, like Vanguard Tax-Managed Balanced Fund, can help to make this process easier by doing the work for you. The fund automatically adjusts back to a balanced ratio of about 50% stocks and about 50% bonds.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to

Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 17, 2014

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$24.90	$26.11	$0.253	$0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$93.70	$100.49	$0.009	$0.000
Institutional Shares	46.56	49.94	0.005	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$43.53	$44.95	$0.000	$0.000
Institutional Shares	43.63	45.06	0.000	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2014

Equity and Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	820	1,027	3,730
Median Market Cap	$50.7B	$55.3B	$45.5B
Price/Earnings Ratio	20.1x	20.1x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.0%	18.1%	17.4%
Earnings Growth
Rate	15.4%	14.4%	14.4%
Dividend Yield	1.6%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.67%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays Barclays
		1-15 Year	Municipal
		Municipal	Bond
	Fund	Index	Index
Number of Bonds	1,202	37,500	46,310
Yield to Maturity
(before expenses)	2.0%	1.8%	2.4%
Average Coupon	4.2%	4.8%	4.8%
Average Duration	4.9 years	5.1 years	7.2 years
Average Stated
Maturity	9.1 years	8.1 years 13.5 years

Total Fund Volatility Measures
		DJ
	Tax-Managed U.S. Total
	Balanced	Market
	Comp Index	FA Index
R-Squared	1.00	0.91
Beta	0.99	0.46

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)

Apple Inc.	Computer
	Technology	2.8%
Exxon Mobil Corp.	Oil: Integrated	2.2
Google Inc.	Computer Services
	Software & Systems	1.7
Microsoft Corp.	Computer Services
	Software & Systems	1.6
Johnson & Johnson	Pharmaceuticals	1.4
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
Chevron Corp.	Oil: Integrated	1.2
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.2
Wells Fargo & Co.	Banks: Diversified	1.1
Verizon Communications	Utilities:
Inc.	Telecommunications	1.0
Top Ten		15.4%
Top Ten as % of Total Net Assets		7.5%
The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 7, 2014, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	FA Index
Consumer
Discretionary	14.0%	14.0%	14.1%
Consumer Staples	7.7	7.7	7.3
Energy	10.2	10.1	10.0
Financial Services	18.2	18.2	18.7
Health Care	12.6	12.8	12.8
Materials &
Processing	4.5	4.4	4.5
Producer Durables	11.2	11.4	11.5
Technology	15.9	15.9	15.7
Utilities	5.7	5.5	5.4

Distribution by Credit Quality (% of fixed
income portfolio)
AAA			19.7%
AA			54.4
A			19.2
BBB			6.2
BB			0.1
Not Rated			0.4

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each is shown. For more information about these ratings, see the Glossary entry for Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Distribution by Stated Maturity
(% of fixed income portfolio)
Under 1 Year	11.6%
1 - 3 Years	11.2
3 - 5 Years	8.7
5 - 10 Years	24.7
10 - 20 Years	42.6
Over 30 Years	1.2

Largest Area Concentrations (% of fixed income
portfolio)
California	15.6%
New York	14.6
Texas	7.5
Pennsylvania	6.7
Massachusetts	5.6
Illinois	5.2
New Jersey	4.7
Florida	4.4
Ohio	3.1
Arizona	2.9
Top Ten	70.3%
"Largest Area Concentration" figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

				Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	15.12%	11.81%	2.78%	3.93%	6.71%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.4%)
Consumer Discretionary (6.8%)
	Walt Disney Co.	68,566	5,879
*	Amazon.com Inc.	15,942	5,178
	Wal-Mart Stores Inc.	67,049	5,033
	Comcast Corp. Class A	93,245	5,005
	McDonald’s Corp.	41,174	4,148
	Home Depot Inc.	50,799	4,113
	Twenty-First Century
	Fox Inc. Class A	86,551	3,042
*	eBay Inc.	59,644	2,986
	Ford Motor Co.	169,000	2,914
*	Priceline Group Inc.	2,378	2,861
	Time Warner Inc.	35,596	2,501
	Starbucks Corp.	31,063	2,404
	NIKE Inc. Class B	29,894	2,318
	Costco Wholesale Corp.	18,817	2,167
	Lowe’s Cos. Inc.	44,915	2,155
*	DIRECTV	24,218	2,059
	CBS Corp. Class B	29,600	1,839
	TJX Cos. Inc.	32,586	1,732
	Viacom Inc. Class B	17,927	1,555
	General Motors Co.	40,900	1,485
	Yum! Brands Inc.	17,905	1,454
	Target Corp.	22,045	1,278
	Time Warner Cable Inc.	8,243	1,214
	Macy’s Inc.	20,494	1,189
	Johnson Controls Inc.	23,700	1,183
*	Michael Kors Holdings Ltd.	12,400	1,099
*	Dollar General Corp.	18,800	1,078
*	AutoZone Inc.	1,921	1,030
	Marriott International Inc.
	Class A	15,783	1,012
*	O’Reilly Automotive Inc.	6,662	1,003
	BorgWarner Inc.	14,952	975
*	DISH Network Corp.
	Class A	14,705	957
	Estee Lauder Cos. Inc.
	Class A	12,718	944

			Market
			Value
		Shares	($000)
	Harley-Davidson Inc.	13,490	942
	Starwood Hotels &
	Resorts Worldwide Inc.	11,507	930
*	Liberty Media Corp. Class A	6,804	930
	Advance Auto Parts Inc.	6,264	845
	Ross Stores Inc.	12,704	840
	Las Vegas Sands Corp.	10,600	808
*	Bed Bath & Beyond Inc.	14,000	803
	Expedia Inc.	10,091	795
*	News Corp. Class A	42,437	761
	Gap Inc.	17,685	735
	Royal Caribbean Cruises
	Ltd.	13,147	731
	PVH Corp.	6,183	721
*	Jarden Corp.	12,138	720
	Scripps Networks
	Interactive Inc. Class A	8,668	703
	Lear Corp.	7,800	697
	DR Horton Inc.	28,322	696
*	TripAdvisor Inc.	6,391	694
*	WABCO Holdings Inc.	6,496	694
	Newell Rubbermaid Inc.	22,218	689
*	Dollar Tree Inc.	12,588	686
	Hanesbrands Inc.	6,900	679
	Harman International
	Industries Inc.	6,307	678
	Polaris Industries Inc.	5,200	677
	Ralph Lauren Corp. Class A	4,073	654
*	Liberty Ventures Class A	8,684	641
	Carnival Corp.	16,650	627
	Tractor Supply Co.	10,314	623
	Lennar Corp. Class A	14,723	618
*	NVR Inc.	530	610
	Kohl’s Corp.	11,385	600
	Dillard’s Inc. Class A	5,013	585
	Service Corp. International	27,800	576
	Fortune Brands Home &
	Security Inc.	14,125	564
	Aaron’s Inc.	15,511	553
	Wyndham Worldwide Corp.	7,100	538

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Starz	17,104	510
	Signet Jewelers Ltd.	4,600	509
*	Discovery Communications
	Inc. Class A	6,841	508
	Gentex Corp.	16,743	487
	John Wiley & Sons Inc.
	Class A	7,818	474
	Nu Skin Enterprises Inc.
	Class A	6,400	473
	Brinker International Inc.	9,637	469
	Domino’s Pizza Inc.	6,400	468
	Coach Inc.	13,120	449
	PetSmart Inc.	7,424	444
	Thor Industries Inc.	7,000	398
	McGraw Hill Financial Inc.	4,600	382
	Wendy’s Co.	43,670	372
	Burger King Worldwide Inc.	13,300	362
	Comcast Corp.	6,476	345
	DSW Inc. Class A	10,400	291
*	MGM Resorts International	10,813	285
	DeVry Education Group Inc.	6,600	279
	Omnicom Group Inc.	3,800	271
	Dunkin’ Brands Group Inc.	5,700	261
	CST Brands Inc.	6,766	233
	Chico’s FAS Inc.	13,300	226
*	Panera Bread Co. Class A	1,500	225
	International Game
	Technology	13,267	211
*	Bally Technologies Inc.	2,800	184
	Family Dollar Stores Inc.	2,666	176
*	Tesla Motors Inc.	700	168
*	Toll Brothers Inc.	3,600	133
*	Netflix Inc.	277	122
*	Murphy USA Inc.	2,175	106
*	Liberty Interactive Corp.
	Class A	3,238	95
*	TRW Automotive
	Holdings Corp.	900	81
*	AMC Networks Inc. Class A	1,073	66
*	Chipotle Mexican Grill Inc.
	Class A	100	59
*	LKQ Corp.	1,900	51
*	Apollo Education Group Inc.	1,600	50
	Wynn Resorts Ltd.	200	42
*	Mohawk Industries Inc.	300	41
*	Visteon Corp.	400	39
*	JC Penney Co. Inc.	4,100	37
*	Hertz Global Holdings Inc.	1,300	36
*	Sears Holdings Corp.	900	36
*	Taylor Morrison Home Corp.
	Class A	1,600	36
*	Tempur Sealy
	International Inc.	600	36
*	Avis Budget Group Inc.	600	36
*	Under Armour Inc. Class A	600	36

			Market
			Value
		Shares	($000)
*	Deckers Outdoor Corp.	400	35
*	Kate Spade & Co.	900	34
*	zulily Inc. Class A	800	33
*	Hilton Worldwide
	Holdings Inc.	1,400	33
*	Live Nation Entertainment Inc.	1,300	32
*	Big Lots Inc.	700	32
	Lamar Advertising Co. Class A	600	32
*	Norwegian Cruise Line
	Holdings Ltd.	1,000	32
*	Charter Communications Inc.
	Class A	200	32
*	Fossil Group Inc.	300	31
*	HomeAway Inc.	900	31
*	Madison Square Garden Co.
	Class A	500	31
*	CarMax Inc.	600	31
*	Cabela’s Inc.	500	31
*	Sirius XM Holdings Inc.	9,000	31
*	Hyatt Hotels Corp. Class A	500	30
*	DreamWorks Animation SKG
	Inc. Class A	1,300	30
*	Sally Beauty Holdings Inc.	1,200	30
*	AutoNation Inc.	500	30
	CBS Outdoor Americas Inc.	900	29
*	Ascena Retail Group Inc.	1,700	29
*	Ulta Salon Cosmetics &
	Fragrance Inc.	300	27
*	Urban Outfitters Inc.	800	27
*	Pandora Media Inc.	900	27
	Lennar Corp. Class B	680	24
	H&R Block Inc.	500	17
	Cablevision Systems Corp.
	Class A	394	7
			111,819
Consumer Staples (3.7%)
	Procter & Gamble Co.	92,349	7,258
	Coca-Cola Co.	157,164	6,657
	Philip Morris International
	Inc.	67,594	5,699
	PepsiCo Inc.	60,590	5,413
	CVS Caremark Corp.	48,092	3,625
	Mondelez International Inc.
	Class A	76,537	2,879
	Colgate-Palmolive Co.	41,770	2,848
	Altria Group Inc.	55,380	2,323
	Walgreen Co.	30,878	2,289
	Archer-Daniels-Midland Co.	33,373	1,472
	Keurig Green Mountain Inc.	9,629	1,200
	Kroger Co.	24,100	1,191
	Mead Johnson Nutrition Co.	11,313	1,054
*	Constellation Brands Inc.
	Class A	10,787	951
	Brown-Forman Corp.
	Class B	10,088	950

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Molson Coors Brewing Co.
	Class B	12,000	890
	Tyson Foods Inc. Class A	23,410	879
	Hershey Co.	9,000	876
	Coca-Cola Enterprises Inc.	18,186	869
	JM Smucker Co.	7,951	847
	Hillshire Brands Co.	13,487	840
	Whole Foods Market Inc.	20,400	788
	Kimberly-Clark Corp.	6,972	775
*	Monster Beverage Corp.	10,838	770
	Bunge Ltd.	10,130	766
	Energizer Holdings Inc.	6,265	765
	McCormick & Co. Inc.	10,547	755
	Church & Dwight Co. Inc.	10,055	703
	Safeway Inc.	20,134	691
	Herbalife Ltd.	10,227	660
*	WhiteWave Foods Co.
	Class A	20,166	653
	Ingredion Inc.	8,486	637
	Hormel Foods Corp.	12,892	636
	Dr Pepper Snapple
	Group Inc.	10,632	623
	Clorox Co.	3,100	283
	General Mills Inc.	5,114	269
	Kraft Foods Group Inc.	3,659	219
*	Sprouts Farmers Market Inc.	1,400	46
*	Hain Celestial Group Inc.	500	44
*	Pilgrim’s Pride Corp.	1,500	41
*	Rite Aid Corp.	5,400	39
			61,173
Energy (4.9%)
	Exxon Mobil Corp.	173,315	17,449
	Chevron Corp.	70,832	9,247
	Schlumberger Ltd.	42,067	4,962
	ConocoPhillips	34,892	2,991
	EOG Resources Inc.	24,256	2,835
	Halliburton Co.	38,525	2,736
	Anadarko Petroleum Corp.	23,090	2,528
	Phillips 66	26,406	2,124
	Occidental Petroleum Corp.	20,404	2,094
	Apache Corp.	17,514	1,762
	Pioneer Natural Resources
	Co.	7,319	1,682
	Devon Energy Corp.	18,657	1,481
	Hess Corp.	14,804	1,464
	Noble Energy Inc.	18,798	1,456
	Marathon Petroleum Corp.	15,341	1,198
	Baker Hughes Inc.	14,950	1,113
*	Concho Resources Inc.	7,400	1,069
	EQT Corp.	9,697	1,037
*	Southwestern Energy Co.	22,631	1,029
*	Cameron International Corp.	15,052	1,019

			Market
			Value
		Shares	($000)
	Cimarex Energy Co.	6,776	972
*	FMC Technologies Inc.	15,686	958
	Range Resources Corp.	10,846	943
	Cabot Oil & Gas Corp.	27,104	925
	Nabors Industries Ltd.	31,390	922
	Helmerich & Payne Inc.	7,915	919
	ONEOK Inc.	13,384	911
*	Whiting Petroleum Corp.	10,400	835
	CONSOL Energy Inc.	17,805	820
*	Continental Resources Inc.	5,164	816
	Superior Energy Services Inc.	19,921	720
	QEP Resources Inc.	19,725	681
	Patterson-UTI Energy Inc.	19,302	674
	SM Energy Co.	7,772	654
	National Oilwell Varco Inc.	7,929	653
*	First Solar Inc.	9,000	640
	Valero Energy Corp.	11,600	581
*	Dresser-Rand Group Inc.	8,922	569
*	SandRidge Energy Inc.	78,713	563
	World Fuel Services Corp.	11,100	546
	HollyFrontier Corp.	12,492	546
*	Dril-Quip Inc.	4,800	524
*	Newfield Exploration Co.	11,827	523
	Rowan Cos. plc Class A	15,883	507
	Denbury Resources Inc.	27,000	498
	Murphy Oil Corp.	6,700	445
*	Kosmos Energy Ltd.	38,997	438
*	Oil States International Inc.	6,498	416
	Williams Cos. Inc.	6,820	397
	Marathon Oil Corp.	8,482	339
	Chesapeake Energy Corp.	4,500	140
*	NOW Inc.	2,882	104
*	SolarCity Corp.	700	49
	Diamond Offshore Drilling
	Inc.	800	40
*	Unit Corp.	500	34
*	SunPower Corp. Class A	800	33
*	Atwood Oceanics Inc.	600	32
*	WPX Energy Inc.	1,200	29
*	Cheniere Energy Inc.	400	29
*	Athlon Energy Inc.	600	29
*	Oasis Petroleum Inc.	500	28
*	Laredo Petroleum Inc.	900	28
*	EP Energy Corp. Class A	1,200	28
*	Cobalt International Energy
	Inc.	1,500	28
*	Rice Energy Inc.	900	27
*	Ultra Petroleum Corp.	900	27
*	Antero Resources Corp.	400	26
	Kinder Morgan Inc.	700	25
*	Gulfport Energy Corp.	400	25
	Peabody Energy Corp.	9	—
			81,972

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
Financial Services (8.8%)
*	Berkshire Hathaway Inc.
	Class B	72,877	9,223
	Wells Fargo & Co.	168,559	8,860
	JPMorgan Chase & Co.	129,501	7,462
	Bank of America Corp.	446,717	6,866
	Citigroup Inc.	128,543	6,054
	Visa Inc. Class A	20,724	4,367
	American International
	Group Inc.	65,500	3,575
	American Express Co.	37,459	3,554
	MasterCard Inc. Class A	46,800	3,438
	Goldman Sachs Group Inc.	18,185	3,045
	Simon Property Group Inc.	14,178	2,358
	Morgan Stanley	67,560	2,184
	US Bancorp/MN	46,300	2,006
	Capital One Financial Corp.	22,592	1,866
	American Tower Corporation	17,573	1,581
	Discover Financial Services	24,229	1,502
	Charles Schwab Corp.	54,305	1,462
	Aon plc	15,400	1,387
	Ameriprise Financial Inc.	10,680	1,282
	Public Storage	7,372	1,263
	Franklin Resources Inc.	21,475	1,242
	Crown Castle International
	Corp.	16,067	1,193
	T. Rowe Price Group Inc.	14,000	1,182
	Vornado Realty Trust	10,800	1,153
	SunTrust Banks Inc.	28,729	1,151
	Moody’s Corp.	12,400	1,087
	Boston Properties Inc.	8,981	1,061
	Essex Property Trust Inc.	5,473	1,012
	Host Hotels & Resorts Inc.	45,499	1,001
	Travelers Cos. Inc.	10,589	996
	PNC Financial Services
	Group Inc.	11,100	989
*	Fiserv Inc.	16,342	986
*	Alliance Data Systems
	Corp.	3,477	978
	Allstate Corp.	16,400	963
	Hartford Financial Services
	Group Inc.	26,700	956
	Loews Corp.	21,116	929
	Intercontinental Exchange
	Inc.	4,771	901
	Regions Financial Corp.	84,715	900
	General Growth Properties
	Inc.	38,100	898
	MetLife Inc.	15,840	880
	State Street Corp.	13,069	879
	Lincoln National Corp.	16,830	866
	Progressive Corp.	33,697	855
	KeyCorp	59,618	854
	Fidelity National
	Information Services Inc.	15,481	847

			Market
			Value
		Shares	($000)
	Fifth Third Bancorp	38,275	817
	SL Green Realty Corp.	7,259	794
	CIT Group Inc.	17,100	783
*	CBRE Group Inc. Class A	24,373	781
*	Affiliated Managers Group
	Inc.	3,784	777
*	Howard Hughes Corp.	4,800	758
*	Markel Corp.	1,151	755
	Comerica Inc.	14,900	747
	Legg Mason Inc.	14,354	737
*	Genworth Financial Inc.
	Class A	42,100	733
*	E*TRADE Financial Corp.	34,200	727
	Unum Group	20,827	724
*	Alleghany Corp.	1,609	705
	Torchmark Corp.	8,548	700
*	Arch Capital Group Ltd.	12,050	692
	Federal Realty
	Investment Trust	5,719	692
	Equity Residential	10,950	690
	TD Ameritrade Holding Corp.	21,961	689
*	Signature Bank	5,300	669
	Global Payments Inc.	9,114	664
	Lazard Ltd. Class A	12,825	661
	Equifax Inc.	8,958	650
*	Realogy Holdings Corp.	16,900	637
	Jones Lang LaSalle Inc.	5,012	634
	Everest Re Group Ltd.	3,900	626
	Extra Space Storage Inc.	11,700	623
	First Republic Bank	11,300	621
	Zions Bancorporation	20,851	615
*	MSCI Inc. Class A	13,234	607
	WR Berkley Corp.	12,843	595
	Reinsurance Group of
	America Inc. Class A	7,470	589
	East West Bancorp Inc.	16,769	587
	Apartment Investment &
	Management Co. Class A	18,176	587
	Raymond James Financial
	Inc.	11,434	580
	Assurant Inc.	8,700	570
	Douglas Emmett Inc.	19,734	557
	Chubb Corp.	6,000	553
	Equity Lifestyle Properties
	Inc.	12,500	552
	Aflac Inc.	8,800	548
	White Mountains Insurance
	Group Ltd.	898	546
	RenaissanceRe Holdings Ltd.	5,098	546
	Weyerhaeuser Co.	16,207	536
*	Forest City Enterprises Inc.
	Class A	26,713	531
	NASDAQ OMX Group Inc.	13,673	528
*	Washington Prime Group Inc.	27,789	521
	SEI Investments Co.	15,847	519

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Total System Services Inc.	16,500	518
	FactSet Research
	Systems Inc.	4,299	517
	Commerce Bancshares Inc.	11,113	517
	Post Properties Inc.	9,600	513
	DDR Corp.	29,107	513
	LPL Financial Holdings Inc.	10,200	507
	Allied World Assurance Co.
	Holdings AG	13,344	507
	HCC Insurance Holdings Inc.	10,264	502
	City National Corp.	6,600	500
	Tanger Factory Outlet
	Centers Inc.	14,100	493
	BlackRock Inc.	1,542	493
	Prudential Financial Inc.	5,512	489
	Bank of New York Mellon
	Corp.	12,732	477
	Leucadia National Corp.	17,933	470
	Voya Financial Inc.	12,900	469
*	TFS Financial Corp.	32,500	463
	StanCorp Financial Group Inc.	7,200	461
	First Horizon National Corp.	38,640	458
	Brown & Brown Inc.	14,861	456
	AvalonBay Communities Inc.	3,200	455
	Morningstar Inc.	6,228	447
	TCF Financial Corp.	27,300	447
	Associated Banc-Corp	24,527	443
	Brixmor Property Group Inc.	19,000	436
	American Homes 4 Rent
	Class A	24,500	435
*	Ocwen Financial Corp.	11,600	430
*	MBIA Inc.	38,275	423
	Artisan Partners Asset
	Management Inc. Class A	6,400	363
	CNA Financial Corp.	8,693	351
	Huntington Bancshares Inc.	34,600	330
	Hanover Insurance Group
	Inc.	5,014	317
	Retail Properties of America
	Inc.	19,700	303
	HCP Inc.	7,300	302
	Assured Guaranty Ltd.	11,894	291
	ACE Ltd.	2,600	270
	BOK Financial Corp.	4,040	269
	Synovus Financial Corp.	10,642	260
	BB&T Corp.	5,800	229
	Annaly Capital Management
	Inc.	19,500	223
	ProAssurance Corp.	5,000	222
	CME Group Inc.	2,895	205
	Prologis Inc.	3,600	148
	Health Care REIT Inc.	2,300	144
	CBOE Holdings Inc.	2,400	118
	Ventas Inc.	1,700	109

			Market
			Value
		Shares	($000)
	Fidelity National Financial
	Inc. Class A	3,247	106
	Hospitality Properties Trust	3,122	95
	Dun & Bradstreet Corp.	500	55
*	Popular Inc.	1,200	41
*	Nationstar Mortgage
	Holdings Inc.	1,100	40
	Navient Corp.	2,200	39
*	Ally Financial Inc.	1,600	38
	Santander Consumer USA
	Holdings Inc.	1,800	35
*	SVB Financial Group	300	35
	Gaming and Leisure
	Properties Inc.	900	31
*	CoreLogic Inc.	1,000	30
	Taubman Centers Inc.	400	30
*	Vantiv Inc. Class A	900	30
*	Zillow Inc. Class A	200	29
*	FleetCor Technologies Inc.	200	26
	Interactive Brokers Group
	Inc.	1,000	23
	Cullen/Frost Bankers Inc.	200	16
	People’s United Financial
	Inc.	400	6
			145,845
Health Care (6.1%)
	Johnson & Johnson	108,244	11,324
	Pfizer Inc.	225,287	6,687
	Merck & Co. Inc.	105,821	6,122
*	Gilead Sciences Inc.	65,902	5,464
	Amgen Inc.	30,455	3,605
*	Biogen Idec Inc.	10,651	3,358
	UnitedHealth Group Inc.	40,213	3,287
*	Celgene Corp.	37,824	3,248
*	Express Scripts Holding Co.	36,349	2,520
	Allergan Inc.	14,109	2,388
	AbbVie Inc.	42,100	2,376
	Bristol-Myers Squibb Co.	46,360	2,249
	Abbott Laboratories	54,800	2,241
	Thermo Fisher Scientific Inc.	18,767	2,214
	McKesson Corp.	11,136	2,074
*	Alexion Pharmaceuticals Inc.	10,186	1,592
	Medtronic Inc.	24,800	1,581
*	Actavis plc	6,905	1,540
	Aetna Inc.	18,655	1,513
*	Forest Laboratories Inc.	15,019	1,487
	Cigna Corp.	15,762	1,450
	Stryker Corp.	16,749	1,412
*	Illumina Inc.	7,500	1,339
	WellPoint Inc.	11,726	1,262
	Eli Lilly & Co.	20,100	1,250
*	Mylan Inc.	23,756	1,225
*	Regeneron Pharmaceuticals
	Inc.	4,260	1,203
	Humana Inc.	9,400	1,201

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Perrigo Co. plc	7,728	1,126
	Zimmer Holdings Inc.	10,470	1,087
	Covidien plc	11,800	1,064
	AmerisourceBergen Corp.
	Class A	14,506	1,054
*	HCA Holdings Inc.	18,144	1,023
	St. Jude Medical Inc.	13,835	958
*	DaVita HealthCare Partners
	Inc.	12,800	926
	CR Bard Inc.	5,665	810
*	Vertex Pharmaceuticals Inc.	8,300	786
*	CareFusion Corp.	17,695	785
	Universal Health Services
	Inc. Class B	8,117	777
*	Hospira Inc.	14,760	758
*	Laboratory Corp. of America
	Holdings	7,391	757
*	Endo International plc	10,669	747
	Omnicare Inc.	10,893	725
	DENTSPLY International Inc.	14,183	672
*	Intuitive Surgical Inc.	1,590	655
	Cooper Cos. Inc.	4,784	648
*	QIAGEN NV	26,400	645
	Baxter International Inc.	8,900	643
	PerkinElmer Inc.	13,300	623
*	Mallinckrodt plc	7,675	614
*	Tenet Healthcare Corp.	10,925	513
*	Varian Medical Systems Inc.	6,100	507
	Techne Corp.	5,400	500
	Cardinal Health Inc.	7,245	497
	Quest Diagnostics Inc.	8,019	471
*	Quintiles Transnational
	Holdings Inc.	8,700	464
	Hill-Rom Holdings Inc.	10,722	445
*	Cerner Corp.	8,010	413
	Patterson Cos. Inc.	9,300	367
*	Bio-Rad Laboratories Inc.
	Class A	2,300	275
	Becton Dickinson and Co.	1,884	223
	Zoetis Inc.	5,980	193
*	Edwards Lifesciences Corp.	1,319	113
*	Jazz Pharmaceuticals plc	300	44
*	Salix Pharmaceuticals Ltd.	300	37
*	Align Technology Inc.	600	34
*	Veeva Systems Inc. Class A	1,300	33
*	Sirona Dental Systems Inc.	400	33
*	Catamaran Corp.	700	31
*	Boston Scientific Corp.	2,400	31
*	Allscripts Healthcare
	Solutions Inc.	1,900	30
*	Hologic Inc.	1,200	30
*	Centene Corp.	400	30
*	Alere Inc.	800	30
*	Bruker Corp.	1,200	29
*	Health Net Inc.	700	29

			Market
			Value
		Shares	($000)
*	MEDNAX Inc.	500	29
*	Envision Healthcare Holdings
	Inc.	800	29
*	Incyte Corp. Ltd.	500	28
*	VCA Inc.	800	28
*	Cubist Pharmaceuticals Inc.	400	28
*	Myriad Genetics Inc.	700	27
*	Community Health Systems
	Inc.	600	27
*	Pharmacyclics Inc.	300	27
*	Charles River Laboratories
	International Inc.	500	27
*	IDEXX Laboratories Inc.	200	27
*	Brookdale Senior Living Inc.	800	27
*	United Therapeutics Corp.	300	27
*	Premier Inc. Class A	900	26
*	Covance Inc.	300	26
*	Alnylam Pharmaceuticals Inc.	400	25
*	Alkermes plc	500	25
*	athenahealth Inc.	200	25
*	BioMarin Pharmaceutical Inc.	400	25
*	LifePoint Hospitals Inc.	400	25
*	Henry Schein Inc.	200	24
*	Intercept Pharmaceuticals Inc.	100	24
*	Medivation Inc.	300	23
*	Seattle Genetics Inc.	600	23
			101,099
Materials & Processing (2.2%)
	Monsanto Co.	21,608	2,695
	Precision Castparts Corp.	7,352	1,856
	Ecolab Inc.	13,000	1,447
	Dow Chemical Co.	25,700	1,323
	LyondellBasell Industries NV
	Class A	13,538	1,322
	EI du Pont de Nemours &
	Co.	19,328	1,265
	Sherwin-Williams Co.	5,000	1,035
	Praxair Inc.	7,300	970
	Ingersoll-Rand plc	15,400	963
	CF Industries Holdings Inc.	3,912	941
	Sigma-Aldrich Corp.	8,780	891
	Eastman Chemical Co.	10,040	877
	Celanese Corp. Class A	12,240	787
	Ball Corp.	12,218	766
	Vulcan Materials Co.	11,534	735
	PPG Industries Inc.	3,400	714
	Freeport-McMoRan Copper
	& Gold Inc.	19,369	707
*	WR Grace & Co.	7,400	700
	FMC Corp.	9,798	697
*	Crown Holdings Inc.	13,841	689
	Ashland Inc.	6,198	674
	Westlake Chemical Corp.	7,800	653
*	Tahoe Resources Inc.	24,799	650
*	Owens-Illinois Inc.	18,600	644

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Rock-Tenn Co. Class A	6,000	634
	Albemarle Corp.	8,600	615
	Valspar Corp.	8,000	610
	Eagle Materials Inc.	6,400	603
	Airgas Inc.	5,519	601
	United States Steel Corp.	22,282	580
	Cytec Industries Inc.	5,433	573
	Southern Copper Corp.	18,500	562
	Reliance Steel & Aluminum
	Co.	7,600	560
	Valmont Industries Inc.	3,611	549
	Owens Corning	13,500	522
*	Platform Specialty Products
	Corp.	18,000	505
*	MRC Global Inc.	17,700	501
	Sealed Air Corp.	14,600	499
	Silgan Holdings Inc.	8,842	449
*	Armstrong World Industries
	Inc.	7,803	448
	Lennox International Inc.	4,800	430
	Nucor Corp.	7,400	364
	NewMarket Corp.	860	337
	Newmont Mining Corp.	12,454	317
	Scotts Miracle-Gro Co.
	Class A	5,042	287
	Fastenal Co.	5,725	283
	International Paper Co.	4,943	249
	Air Products & Chemicals
	Inc.	1,200	154
	Martin Marietta Materials
	Inc.	1,086	143
	Mosaic Co.	2,600	129
	Royal Gold Inc.	871	66
*	Hexcel Corp.	1,500	61
*	USG Corp.	1,400	42
			35,674
Producer Durables (5.4%)
	General Electric Co.	365,909	9,616
	Union Pacific Corp.	38,652	3,856
	United Technologies Corp.	26,576	3,068
	Honeywell International Inc.	33,000	3,067
	3M Co.	19,200	2,750
	Boeing Co.	21,420	2,725
	Danaher Corp.	28,851	2,271
	FedEx Corp.	14,476	2,191
	United Parcel Service Inc.
	Class B	17,400	1,786
	Delta Air Lines Inc.	45,400	1,758
	Caterpillar Inc.	15,200	1,652
	Cummins Inc.	9,721	1,500
	Accenture plc Class A	15,600	1,261
	Southwest Airlines Co.	44,257	1,189
	Agilent Technologies Inc.	19,007	1,092
	CSX Corp.	34,100	1,051

			Market
			Value
		Shares	($000)
*	United Continental Holdings
	Inc.	23,900	982
	Roper Industries Inc.	6,710	980
	Xerox Corp.	74,955	932
	Raytheon Co.	10,049	927
	AMETEK Inc.	16,900	884
	Trinity Industries Inc.	19,100	835
*	American Airlines Group Inc.	19,000	816
	Textron Inc.	21,311	816
	Fluor Corp.	10,558	812
*	Verisk Analytics Inc. Class A	13,500	810
	Flowserve Corp.	10,813	804
	Emerson Electric Co.	11,700	776
*	B/E Aerospace Inc.	8,311	769
	Wabtec Corp.	9,306	769
	WW Grainger Inc.	2,932	746
*	Pentair plc	10,087	727
	Automatic Data Processing
	Inc.	9,174	727
	Expeditors International of
	Washington Inc.	16,266	718
	Pall Corp.	8,400	717
*	Waters Corp.	6,718	702
	Manitowoc Co. Inc.	21,300	700
	Allegion plc	11,933	676
	TransDigm Group Inc.	4,010	671
*	Quanta Services Inc.	19,395	671
	Robert Half International Inc.	14,000	668
	ITT Corp.	13,869	667
*	Stericycle Inc.	5,498	651
	Towers Watson & Co.
	Class A	6,100	636
*	Mettler-Toledo International
	Inc.	2,500	633
	SPX Corp.	5,597	606
*	Jacobs Engineering Group
	Inc.	11,195	596
*	Spirit AeroSystems Holdings
	Inc. Class A	17,600	593
	AGCO Corp.	10,537	592
	Carlisle Cos. Inc.	6,800	589
	Huntington Ingalls Industries
	Inc.	6,169	584
	Waste Connections Inc.	12,000	583
	Rockwell Collins Inc.	7,300	570
*	Copart Inc.	15,800	568
	Lincoln Electric Holdings Inc.	8,123	568
	Chicago Bridge & Iron Co.
	NV	8,288	565
	Lockheed Martin Corp.	3,503	563
	Donaldson Co. Inc.	13,286	562
	Copa Holdings SA Class A	3,938	561
	Alliant Techsystems Inc.	4,186	561
	Republic Services Inc.
	Class A	14,710	559

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Con-way Inc.	10,865	548
	Triumph Group Inc.	7,800	545
	Terex Corp.	13,200	543
	Nordson Corp.	6,750	541
	Air Lease Corp. Class A	14,000	540
	JB Hunt Transport Services
	Inc.	7,310	539
	Manpowergroup Inc.	6,250	530
	Toro Co.	8,318	529
*	WESCO International Inc.	6,119	529
*	AECOM Technology Corp.	16,134	519
	Deere & Co.	5,600	507
	MSC Industrial Direct Co.
	Inc. Class A	5,300	507
	Landstar System Inc.	7,885	505
*	Navistar International Corp.	13,446	504
	Kennametal Inc.	10,800	500
	Cintas Corp.	7,850	499
	Regal-Beloit Corp.	6,200	487
	CH Robinson Worldwide Inc.	7,611	485
	National Instruments Corp.	14,511	470
	Babcock & Wilcox Co.	14,319	465
	Xylem Inc.	11,339	443
	Stanley Black & Decker Inc.	4,927	433
	Oshkosh Corp.	7,547	419
	AO Smith Corp.	8,400	416
	General Dynamics Corp.	3,491	407
	L-3 Communications
	Holdings Inc.	3,289	397
	KBR Inc.	15,596	372
	Ryder System Inc.	4,000	352
	Kansas City Southern	3,200	344
	Illinois Tool Works Inc.	3,700	324
	Eaton Corp. plc	3,900	301
	Covanta Holding Corp.	14,400	297
	IDEX Corp.	3,529	285
	Norfolk Southern Corp.	2,700	278
	Paychex Inc.	6,600	274
	Joy Global Inc.	4,381	270
	Lexmark International Inc.
	Class A	5,300	255
	FLIR Systems Inc.	6,269	218
*	Middleby Corp.	800	66
*	Kirby Corp.	400	47
*	Colfax Corp.	600	45
*	United Rentals Inc.	400	42
*	IHS Inc. Class A	300	41
*	Clean Harbors Inc.	600	39
*	Spirit Airlines Inc.	600	38
	Foster Wheeler AG	1,100	37
*	Trimble Navigation Ltd.	1,000	37
*	HD Supply Holdings Inc.	1,300	37
	ADT Corp.	1,000	35
*	Zebra Technologies Corp.	400	33

			Market
			Value
		Shares	($000)
*	Old Dominion Freight Line
	Inc.	500	32
*	CoStar Group Inc.	200	32
*	Genesee & Wyoming Inc.
	Class A	300	31
*	Genpact Ltd.	1,700	30
			89,274
Technology (7.7%)
	Apple Inc.	238,518	22,166
	Microsoft Corp.	302,356	12,608
	International Business
	Machines Corp.	40,047	7,259
*	Google Inc. Class A	11,852	6,930
*	Google Inc.	11,992	6,899
*	Facebook Inc. Class A	84,500	5,686
	Oracle Corp.	136,990	5,552
	QUALCOMM Inc.	67,900	5,378
	Intel Corp.	161,000	4,975
	Cisco Systems Inc.	183,415	4,558
	EMC Corp.	88,336	2,327
	Hewlett-Packard Co.	68,473	2,306
*	Adobe Systems Inc.	26,196	1,896
*	salesforce.com inc	31,412	1,824
*	Yahoo! Inc.	51,866	1,822
*	Cognizant Technology
	Solutions Corp. Class A	32,296	1,580
	Corning Inc.	71,577	1,571
	Applied Materials Inc.	65,080	1,468
	Texas Instruments Inc.	28,546	1,364
	Intuit Inc.	15,124	1,218
	Avago Technologies Ltd.
	Class A	16,735	1,206
	Amphenol Corp. Class A	10,096	973
	Motorola Solutions Inc.	14,167	943
*	SBA Communications Corp.
	Class A	8,811	901
	SanDisk Corp.	8,600	898
	Symantec Corp.	38,839	889
	Lam Research Corp.	13,000	879
*	Autodesk Inc.	15,508	874
	Broadcom Corp. Class A	23,343	867
	Analog Devices Inc.	15,396	832
	Xilinx Inc.	17,329	820
	NVIDIA Corp.	43,500	807
	Activision Blizzard Inc.	35,860	800
	Linear Technology Corp.	16,600	781
	Altera Corp.	22,452	780
	Western Digital Corp.	8,400	775
	NetApp Inc.	20,871	762
*	Micron Technology Inc.	22,700	748
	Computer Sciences Corp.	11,600	733
*	Citrix Systems Inc.	10,628	665
*	Arrow Electronics Inc.	10,500	634
*	Synopsys Inc.	16,200	629
*	NCR Corp.	17,600	618

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
*	Atmel Corp.	65,900	618
*	Ingram Micro Inc.	20,300	593
*	Teradata Corp.	14,736	592
*	VeriSign Inc.	11,628	568
	Teradyne Inc.	28,800	565
	Solera Holdings Inc.	8,190	550
*	Twitter Inc.	13,400	549
	IAC/InterActiveCorp	7,800	540
	Brocade Communications
	Systems Inc.	57,700	531
	Avnet Inc.	11,700	518
	DST Systems Inc.	5,430	501
*	Tech Data Corp.	8,000	500
	AVX Corp.	25,300	336
	Amdocs Ltd.	6,900	320
*	Freescale Semiconductor
	Ltd.	8,300	195
	Maxim Integrated Products
	Inc.	5,500	186
	CA Inc.	5,007	144
*	Stratasys Ltd.	400	45
*	3D Systems Corp.	700	42
*	Cree Inc.	700	35
*	Dolby Laboratories Inc.
	Class A	800	35
*	IPG Photonics Corp.	500	34
*	SunEdison Inc.	1,500	34
*	Palo Alto Networks Inc.	400	34
*	F5 Networks Inc.	300	33
	Skyworks Solutions Inc.	700	33
*	JDS Uniphase Corp.	2,600	32
*	Advanced Micro Devices Inc.	7,600	32
*	EchoStar Corp. Class A	600	32
*	ON Semiconductor Corp.	3,400	31
*	Riverbed Technology Inc.	1,500	31
*	IMS Health Holdings Inc.	1,200	31
*	Knowles Corp.	1,000	31
*	Groupon Inc. Class A	4,600	30
*	Sabre Corp.	1,500	30
*	Juniper Networks Inc.	1,200	29
*	VeriFone Systems Inc.	800	29
*	ARRIS Group Inc.	900	29
*	Gartner Inc.	400	28
*	Concur Technologies Inc.	300	28
*	AOL Inc.	700	28
*	CommScope Holding Co.
	Inc.	1,200	28
*	Splunk Inc.	500	28
*	Workday Inc. Class A	300	27
*	NetSuite Inc.	300	26
*	Fortinet Inc.	1,000	25
*	ServiceNow Inc.	400	25
*	Akamai Technologies Inc.	400	24
*	FireEye Inc.	600	24
*	Rovi Corp.	1,000	24

			Market
			Value
		Shares	($000)
*	Rackspace Hosting Inc.	700	24
*	Zynga Inc. Class A	7,300	23
*	PTC Inc.	600	23
*	SolarWinds Inc.	600	23
*	Yelp Inc. Class A	300	23
*	ANSYS Inc.	300	23
*	Cadence Design Systems
	Inc.	1,300	23
*	Nuance Communications
	Inc.	1,200	23
*	TIBCO Software Inc.	1,100	22
*	Red Hat Inc.	400	22
*	Electronic Arts Inc.	600	22
*	Tableau Software Inc.
	Class A	300	21
*	Informatica Corp.	600	21
*	Equinix Inc.	100	21
*	MICROS Systems Inc.	300	20
*	VMware Inc. Class A	200	19
*	LinkedIn Corp. Class A	100	17
			127,384
Utilities (2.8%)
	Verizon Communications
	Inc.	162,300	7,941
	AT&T Inc.	216,766	7,665
	Duke Energy Corp.	32,430	2,406
	NextEra Energy Inc.	19,597	2,008
	Southern Co.	41,900	1,901
	Exelon Corp.	40,100	1,463
	Sempra Energy	13,129	1,375
	Dominion Resources Inc.	17,408	1,245
	PG&E Corp.	24,535	1,178
	Edison International	19,308	1,122
	NRG Energy Inc.	24,624	916
	Public Service Enterprise
	Group Inc.	22,200	906
	NiSource Inc.	22,200	873
	American Electric Power
	Co. Inc.	15,300	853
*	Level 3 Communications
	Inc.	19,400	852
*	Calpine Corp.	33,410	796
	American Water Works
	Co. Inc.	14,928	738
	AES Corp.	45,769	712
*	tw telecom inc Class A	17,300	697
	OGE Energy Corp.	17,786	695
	Wisconsin Energy Corp.	14,532	682
	Energen Corp.	7,630	678
	Xcel Energy Inc.	21,000	677
*	T-Mobile US Inc.	19,600	659
	MDU Resources Group Inc.	18,704	657
*	Sprint Corp.	75,145	641
	UGI Corp.	12,452	629
	ITC Holdings Corp.	17,010	621

Tax-Managed Balanced Fund

		Market
		Value
	Shares	($000)
CMS Energy Corp.	19,027	593
National Fuel Gas Co.	7,501	587
Aqua America Inc.	21,478	563
Questar Corp.	21,833	542
Alliant Energy Corp.	7,713	469
Telephone & Data
Systems Inc.	16,830	439

		Market
		Value
	Shares	($000)
* United States Cellular Corp.	9,815	400
Consolidated Edison Inc.	6,400	370
AGL Resources Inc.	6,000	330
		45,879
Total Common Stocks
(Cost $413,582)		800,119

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.2%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	580
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	415
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	563
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	563
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	556
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	290
				2,967
Alaska (0.0%)
Alaska Housing Finance Corp. General
Housing Revenue	5.000%	12/1/29	500	564

Arizona (1.5%)
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,668
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/24	100	118
Arizona COP	5.000%	10/1/18 (4)	500	579
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	500	558
Arizona School Facilities Board COP	5.500%	9/1/23	500	572
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	500
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/24	500	581
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/25	500	556
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,419
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	500	567
Arizona Water Infrastructure Finance Authority
Revenue	4.000%	10/1/14	500	505
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	294
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	1.000%	7/1/19	900	956

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,773
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	500
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	345
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/14 (Prere.)	780	780
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	500	524
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	594
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,245
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	844
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	582
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,315
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/35	2,000	2,103
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	1,004
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	585
University Medical Center Corp. Arizona Hospital
Revenue	5.000%	7/1/19	500	561
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.250%	10/1/22	500	589
				25,217
California (8.2%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	549
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	888
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/23 (2)	200	217
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	331
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	723
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/14 (Prere.)	500	502
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/16 (Prere.)	500	541
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	548
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,126
Brea CA Public Financing Authority Tax Allocation
Revenue	7.000%	9/1/23	1,105	1,264
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/16	500	543

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17	500	563
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	165	191
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	500	578
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20	575	690
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/28	500	568
California Economic Recovery GO	5.000%	7/1/14 (Prere.)	205	205
California Economic Recovery GO	5.000%	7/1/15	295	296
California Economic Recovery GO	5.000%	7/1/18	500	581
California Economic Recovery GO	5.000%	7/1/19	500	594
California Economic Recovery GO	5.000%	7/1/20	500	592
California Economic Recovery GO	5.250%	7/1/21	500	596
California Economic Recovery GO	5.000%	7/1/22	500	544
California Economic Recovery GO PUT	5.000%	7/1/14	500	500
California Educational Facilities Authority Revenue
(University of San Francisco)	6.125%	10/1/30	500	601
California GO	5.000%	6/1/15	500	510
California GO	6.000%	2/1/16	500	546
California GO	5.000%	11/1/16	350	388
California GO	5.000%	3/1/17	500	559
California GO	6.000%	4/1/18	500	595
California GO	5.000%	9/1/18	500	549
California GO	5.000%	11/1/18 (14)	500	572
California GO	5.500%	4/1/19	785	939
California GO	5.000%	6/1/19 (14)	500	563
California GO	5.000%	2/1/20	500	594
California GO	5.000%	9/1/21	500	603
California GO	5.000%	10/1/21	250	275
California GO	5.000%	6/1/25	495	505
California GO	5.000%	12/1/25	1,000	1,194
California GO	5.500%	3/1/26	500	578
California GO	5.000%	6/1/27 (14)	500	557
California GO	4.500%	8/1/27	85	91
California GO	5.000%	9/1/27	500	545
California GO	5.000%	2/1/28	690	794
California GO	4.500%	8/1/28 (2)	725	777
California GO	5.750%	4/1/29	500	593
California GO	5.000%	9/1/29	495	560
California GO	5.000%	9/1/29 (2)	500	533
California GO	5.000%	10/1/29	3,500	3,918
California GO	5.000%	11/1/29	1,700	1,965
California GO	5.250%	3/1/30	500	574
California GO	5.250%	9/1/30	500	578
California GO	5.000%	2/1/32	500	560
California GO	5.000%	6/1/32	370	402
California GO VRDO	0.060%	7/7/14 LOC	5,000	5,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,000	1,172
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	300	355

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	567
California Health Facilities Financing Authority
Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,120
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children’s
Hospital at Stanford)	5.000%	8/15/20	325	389
California Health Facilities Financing Authority
Revenue (Rady Children’s Hospital)	5.000%	8/15/31	965	1,056
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	589
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	120
California Infrastructure & Economic Development
Bank Revenue (Bay Area Toll Bridges Seismic
Retrofit)	5.000%	1/1/28 (Prere.)	500	639
1 California Infrastructure & Economic Development
Bank Revenue (J. Paul Getty Trust) PUT	0.340%	4/1/16	1,000	1,000
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	564
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	25
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,197
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,133
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,178
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	341
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	283
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	100	110
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	10/1/16 (Prere.)	40	44
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	230
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	83
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	142
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	43
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	31
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,152
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,111
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	385
California State University Revenue Systemwide	5.750%	11/1/27	500	597
California State University Revenue Systemwide	5.250%	11/1/29	300	348
California State University Revenue Systemwide	5.000%	11/1/30	1,000	1,141

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,136
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	1,000	1,149
Citrus CA Community College District GO	0.000%	8/1/34	1,000	690
Colton CA Public Financing Authority Electric
Revenue	5.000%	4/1/28	500	552
Contra Costa CA Community College District GO	5.000%	8/1/31	1,000	1,149
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,138
1 Contra Costa CA Transportation Authority Sales
Tax Revenue PUT	0.471%	12/15/15	1,600	1,601
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,125
1 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.260%	12/1/15	1,100	1,100
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	863
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,674
2 La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	374
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	86
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	205	236
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	900
Los Angeles CA Community College District GO	5.000%	8/1/27	500	572
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	1,045	1,117
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	577
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	589
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	1,500	1,560
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	504
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	4.750%	1/1/31 (14)	1,175	1,233
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	2,067
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,698
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,300	1,578
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,654
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	578
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	803
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	572
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	572
Los Angeles CA Unified School District GO	4.750%	7/1/32 (4)	1,475	1,599
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	650	713
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	570
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	665
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	575
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	9/1/31 (14)	1,500	1,595

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Los Angeles County CA Redevelopment Authority
Tax Allocation Revenue (Hollywood/North
Hollywood Redevelopment Project)	5.000%	7/1/20	1,500	1,758
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	665
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	341
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	592
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/21	1,170	1,366
Orange County CA Transportation Authority Toll
Road Revenue	5.000%	8/15/29	1,250	1,413
Palomar CA Community College District GO	4.750%	5/1/32 (4)	1,600	1,733
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	775
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	631
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	300
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/16	100	107
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/29	1,000	1,194
Riverside County CA Transportation Commission
Toll Revenue	0.000%	6/1/30	2,415	1,061
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/16	100	106
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/23	140	157
Roseville CA Natural Gas Financing Authority Gas
Revenue	5.000%	2/15/25	245	276
Sacramento CA Municipal Utility District Financing
Authority Revenue (Cosumnes Project)	5.125%	7/1/29 (14)	1,000	1,068
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	568
Sacramento CA Regional Transit District Farebox
Revenue	5.000%	3/1/23	500	571
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	572
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	568
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,175
San Diego CA Community College District GO	5.000%	8/1/31	500	564
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/28	500	574
San Diego CA Public Facilities Financing Authority
Water Revenue	5.250%	8/1/28	500	589
San Diego CA Unified School District GO	0.000%	7/1/27	500	310
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	628
San Diego CA Unified School District GO	0.000%	7/1/28	500	293
San Diego CA Unified School District GO	0.000%	7/1/29	500	278
San Diego CA Unified School District GO	0.000%	7/1/30	100	51
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	556
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	640
San Francisco CA Bay Area Rapid Transit District
Sales Tax Revenue	4.000%	7/1/21	350	401
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/28	500	584

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County (Laguna Honda
Hospital) GO	5.000%	6/15/28 (12)	2,000	2,079
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	585
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	256
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	500	555
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/30	500	604
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,386
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	4.000%	8/1/15	140	145
San Francisco CA City & County Redevelopment
Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	5.000%	8/1/16	600	652
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	992
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	766
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	1,000	1,163
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/15	245	259
State Center California Community College
District GO	5.000%	8/1/31 (4)	1,000	1,091
University of California Revenue	5.000%	5/15/21	500	526
University of California Revenue	5.000%	5/15/23	1,000	1,190
University of California Revenue	5.000%	5/15/25	500	562
University of California Revenue	5.000%	5/15/27 (14)	500	542
University of California Revenue	5.000%	5/15/28 (14)	500	540
University of California Revenue	5.000%	5/15/28	1,000	1,171
University of California Revenue	4.500%	5/15/31 (4)	2,000	2,073
University of California Revenue	4.750%	5/15/33	155	165
University of California Revenue PUT	5.000%	5/15/23	1,500	1,820
				135,214
Colorado (0.6%)
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	359
Colorado (UCDHSC Fitzsimons Academic Projects)
COP	5.000%	11/1/21	500	588
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	526
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	553
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	532
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	583
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	587
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	476
Denver CO City & County COP VRDO	0.040%	7/1/14	1,200	1,200
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,692

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	725
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,100
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	573
				9,494
Connecticut (0.7%)
Connecticut GO	5.000%	11/1/14	500	508
Connecticut GO	5.000%	12/1/14	500	510
1 Connecticut GO	0.560%	5/15/15	1,000	1,002
Connecticut GO	5.000%	7/15/15	1,000	1,051
Connecticut GO	5.000%	11/1/16	410	453
Connecticut GO	5.000%	4/15/21	500	597
Connecticut GO	5.000%	4/15/24	500	589
Connecticut GO	5.000%	4/15/28	500	573
Connecticut GO	5.000%	3/1/32	2,950	3,375
Connecticut GO	5.000%	10/15/32	705	797
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	549
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.040%	7/1/14	600	600
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	2/1/16	110	118
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	11/1/25	500	572
Hartford CT GO	5.000%	4/1/30	435	482
				11,776
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	704
Delaware GO	5.000%	7/1/20	600	721
Delaware GO	5.000%	10/1/20	700	844
				2,269
District of Columbia (0.2%)
District of Columbia GO	5.000%	6/1/21 (4)	500	565
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	769
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	584
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	569
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	585
				3,072
Florida (2.3%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,137
Broward County FL Airport System Revenue	5.000%	10/1/28	400	444
Broward County FL Airport System Revenue	5.375%	10/1/29	500	571
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,142
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.000%	6/1/15	1,000	1,044
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.250%	6/1/17	435	490
Citizens Property Insurance Corp. Florida Revenue
(Coastal Account)	5.500%	6/1/17	1,295	1,468

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	1.310%	6/1/15	1,105	1,114
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines
Account)	5.000%	6/1/20	450	523
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (Prere.)	255	270
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	245	259
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	579
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	321
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	259
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	904
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	585
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	561
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	723
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	655
Florida Department of Transportation GO	5.000%	7/1/19	545	644
Florida Municipal Power Agency Revenue
(St. Lucie Project)	5.000%	10/1/26	500	573
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	589
Fort Myers FL Improvement Revenue	4.750%	12/1/16 (Prere.)	70	77
Fort Myers FL Improvement Revenue	4.750%	12/1/31 (14)	30	32
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	551
Jacksonville FL Electric Authority Electric System
Revenue VRDO	0.050%	7/7/14	1,200	1,200
Jacksonville FL Electric Authority Water & Sewer
Revenue	5.000%	10/1/31	500	558
Jacksonville FL Special Revenue	5.000%	10/1/32	500	561
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	921
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	564
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	646
Miami-Dade County FL Health Facilities Authority
Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/25	1,000	1,103
Miami-Dade County FL School Board COP	5.000%	11/1/19 (2)	1,300	1,425
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	100	110
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	640	700
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,749
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,145
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	554
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	559

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	576
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	546
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	500	506
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/19	815	692
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,011
Palm Beach County FL Revenue (Pine Crest
Preparatory, Inc.) VRDO	0.050%	7/7/14 LOC	1,000	1,000
Polk County FL Constitutional Fuel Tax Revenue	5.000%	12/1/20 (14)	590	647
3 South Florida Water Management District COP
TOB VRDO	0.060%	7/1/14	560	560
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	820
Sumter County FL Industrial Development
Authority Hospital Revenue (Central Florida
Health Alliance Project)	4.000%	7/1/16	265	279
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,150
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	225
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/33	1,535	1,676
Tampa FL Hospital Revenue	5.000%	7/1/23	750	853
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/30	500	613
				38,464
Georgia (1.2%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	562
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,248
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	623
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	508
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	463
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	570
Georgia GO	4.000%	1/1/15	575	586
Georgia GO	5.000%	9/1/15 (Prere.)	500	528
Georgia GO	5.000%	4/1/16	500	541
Georgia GO	5.000%	5/1/16	500	543
Georgia GO	5.000%	7/1/16	500	547
Georgia GO	5.000%	7/1/16	400	437
Georgia GO	5.750%	8/1/17	500	578
Georgia GO	5.000%	10/1/19	750	891
Georgia GO	5.000%	7/1/21	2,500	3,033
Georgia GO	5.000%	7/1/22	500	590
Georgia GO	5.000%	5/1/25	500	586
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	730
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	557
Gwinnett County GA School District GO	5.000%	2/1/28	500	610

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/16	590	631
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.125%	9/15/16	80	87
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.250%	9/15/18	100	113
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/19	250	279
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/21	500	562
Main Street Natural Gas Inc. Georgia Gas Project
Revenue	5.000%	3/15/22	270	304
Milledgeville-Baldwin County GA Development
Authority Revenue (Georgia College & State
University Foundation)	5.625%	9/1/14 (Prere.)	500	510
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	415
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/17	525	585
Private Colleges & University Authority of Georgia
Revenue (Emory University)	5.000%	9/1/28	500	574
				19,791
Guam (0.2%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,128
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,388
Guam International Airport Authority Revenue	5.000%	10/1/21	350	405
				2,921
Hawaii (0.4%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	285
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	343
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	459
Hawaii GO	5.000%	7/1/14 (2)	500	500
Hawaii GO	5.750%	2/1/15 (4)	500	516
Hawaii GO	5.000%	11/1/16	200	222
Hawaii GO	5.000%	4/1/17 (Prere.)	55	62
Hawaii GO	5.000%	4/1/19 (2)	445	495
Hawaii GO	5.000%	12/1/21	375	453
Hawaii GO	5.000%	6/1/29	500	573
Hawaii GO	5.000%	12/1/29	500	578
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	643
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	563
Honolulu HI City & County GO	5.000%	12/1/30	310	356
Honolulu HI City & County GO	5.250%	8/1/31	500	574
University of Hawaii Revenue	5.000%	10/1/27	500	574
				7,196

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Idaho (0.0%)
Idaho Health Facilities Authority Revenue (Trinity
Health Group)	6.125%	12/1/28	105	122

Illinois (2.7%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	868
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	333
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	237
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	571
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	109
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	560
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	545
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	0.000%	12/1/30 (14)	110	48
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	150	62
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	50
Chicago IL Board of Education GO	5.000%	12/1/31	320	328
Chicago IL GO	5.000%	12/1/16 (2)	500	545
Chicago IL GO	5.500%	1/1/17 (4)	500	552
Chicago IL GO	5.000%	1/1/19 (2)	500	541
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/29	1,190	1,271
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	557
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/16	200	213
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/17	200	220
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	224
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	284
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	342
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	340
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	159
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	411
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	556
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	530
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	200	230
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,143
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (14)	1,500	1,569
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	500	545
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (14)	1,540	1,605
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33 (4)	275	287
Chicago IL O’Hare International Airport Revenue	4.750%	1/1/34 (4)	50	51
Cook County IL GO	5.000%	11/15/21	500	560
Cook County IL GO	5.000%	11/15/28	500	543
Cook County IL GO	5.250%	11/15/28	500	555
Cook County IL GO	4.750%	11/15/30 (2)	200	205
Illinois Finance Authority Revenue (Art Institute of
Chicago)	4.000%	3/1/16	500	528
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	553
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	800	857
Illinois Finance Authority Revenue (Northwestern
Community Hospital)	5.750%	8/15/30	95	109
Illinois Finance Authority Revenue (OSF
Healthcare System)	4.000%	5/15/16	450	476

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Rehabilitation
Institute of Chicago)	5.500%	7/1/28	2,000	2,193
Illinois Finance Authority Revenue (Trinity Health
Corp.)	5.000%	12/1/30	500	553
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	564
Illinois GO	5.000%	1/1/17	330	361
Illinois GO	5.000%	1/1/18	500	559
Illinois GO	5.000%	8/1/19	250	282
Illinois GO	5.000%	1/1/20 (4)	200	228
Illinois GO	5.000%	8/1/20	500	564
Illinois GO	5.000%	1/1/21 (4)	710	796
Illinois GO	5.000%	8/1/21	500	565
Illinois GO	5.500%	7/1/24	1,000	1,146
Illinois GO	5.000%	6/1/26	500	529
Illinois GO	5.250%	2/1/30	1,900	2,073
Illinois GO	5.250%	7/1/31	1,000	1,084
Illinois GO	5.000%	9/1/31	2,000	2,068
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	645
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	569
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	542
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	554
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,128
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	557
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	6/15/19	650	679
Illinois Unemployment Insurance Fund Building
Receipts Revenue	5.000%	12/15/19	250	255
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,003
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,000	810
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	313
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	146
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	130
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,422
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,257
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	476
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	500	558
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	750	307
				45,294
Indiana (0.6%)
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/16	250	275
Indiana Finance Authority Highway Revenue	4.500%	12/1/23 (14)	2,500	2,712
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana
Obligated Group)	5.000%	3/1/25	690	765

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.040%	7/1/14	2,575	2,575
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	573
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	573
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	556
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	290	308
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	587
Indiana University Student Fee Revenue	5.000%	6/1/19	445	524
Indiana University Student Fee Revenue	5.000%	8/1/23	100	115
				9,563
Iowa (0.1%)
Iowa Finance Authority Midwestern Disaster Area
Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	750	788
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	255
				1,043
Kansas (0.4%)
1 Kansas Department of Transportation Highway
Revenue	0.360%	9/1/15	2,000	2,005
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/22	500	579
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	100	112
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	573
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,370
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/17	900	979
Wichita KS Hospital Facilities Revenue (Via Christi
Health System Inc.)	5.000%	11/15/21 (Prere.)	500	607
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	583
				6,808
Kentucky (0.5%)
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	150	159
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	500	583
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26 (4)	500	568
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,014
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	578

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	549
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	305	353
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,162
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc. Project)
VRDO	0.060%	7/7/14 LOC	2,800	2,800
				7,766
Louisiana (0.5%)
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	458
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	500	536
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	532
Louisiana GO	5.000%	5/1/16 (Prere.)	500	543
Louisiana GO	5.000%	5/1/16 (Prere.)	500	543
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,342
Louisiana State University Revenue	5.000%	7/1/23	400	471
New Orleans LA GO	5.000%	12/1/31	500	534
New Orleans LA GO	5.125%	12/1/33 (17)	1,645	1,733
2 New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,033
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,000	1,069
				8,794
Maine (0.3%)
Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) VRDO	0.080%	7/7/14 LOC	4,100	4,100
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	575
				4,675
Maryland (1.2%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	753
Howard County MD GO	5.000%	2/15/22	750	897
Howard County MD GO	5.000%	8/15/24	200	237
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	574
Maryland GO	5.000%	3/1/15	550	568
Maryland GO	5.250%	3/1/15	500	517
Maryland GO	5.000%	8/1/15	500	526
Maryland GO	5.000%	8/1/15 (Prere.)	500	526
Maryland GO	5.000%	8/1/16 (Prere.)	450	494
Maryland GO	5.000%	11/1/16	105	116
Maryland GO	5.000%	3/15/17	500	560
Maryland GO	5.000%	7/15/17	610	691
Maryland GO	5.000%	8/1/17	500	567
Maryland GO	5.250%	8/15/17	500	571
Maryland GO	5.250%	3/1/18	200	232
Maryland GO	5.000%	8/1/21	870	1,040
Maryland GO	5.000%	3/15/22	500	584

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System)	5.000%	7/1/27	500	558
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	587
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	1.251%	11/15/16	2,000	2,022
Maryland Health & Higher Educational Facilities
Authority Revenue (Loyola University)	5.000%	10/1/16	575	633
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	573
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15 (4)	750	750
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	582
Maryland Transportation Authority GAN	5.000%	3/1/16	465	501
Maryland Transportation Authority GAN	5.250%	3/1/16	585	633
Maryland Transportation Authority GAN	5.250%	3/1/18	700	809
Maryland Transportation Authority GAN	5.250%	3/1/20	500	589
Montgomery County MD GO	5.000%	7/1/17	500	565
Montgomery County MD GO	5.000%	11/1/17	500	571
Prince Georges County MD GO	5.000%	9/15/23	500	595
				19,421
Massachusetts (2.9%)
Boston MA GO	5.000%	2/1/22	500	609
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.000%	7/1/18 (Prere.)	500	581
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.250%	7/1/22	480	593
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.500%	7/1/26 (14)	400	508
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.250%	7/1/28	500	625
Massachusetts Bay Transportation Authority Sales
Tax Revenue	5.000%	7/1/31	915	1,112
Massachusetts College Building
Authority Revenue	5.000%	5/1/16 (Prere.)	500	543
Massachusetts College Building
Authority Revenue	5.250%	5/1/29	445	509
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	562
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	490
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	423
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	326
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	220
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	755
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	338

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	8/1/14	500	502
Massachusetts GO	5.000%	8/1/15	500	526
1 Massachusetts GO	0.510%	9/1/15	1,500	1,503
Massachusetts GO	4.750%	8/1/16 (Prere.)	500	546
Massachusetts GO	5.500%	11/1/16	500	559
Massachusetts GO	5.500%	10/1/18	500	594
Massachusetts GO	5.000%	7/1/20	500	588
Massachusetts GO	5.000%	8/1/20	500	598
Massachusetts GO	5.250%	8/1/20	300	363
Massachusetts GO	5.500%	10/1/20	500	615
Massachusetts GO	5.500%	10/1/20 (14)	500	615
Massachusetts GO	5.250%	8/1/23	500	621
Massachusetts GO	5.250%	8/1/24 (4)	800	902
Massachusetts GO	5.000%	3/1/26	500	575
Massachusetts GO	5.000%	4/1/29	500	574
Massachusetts GO VRDO	0.030%	7/1/14	7,455	7,455
Massachusetts GO VRDO	0.020%	7/2/14	400	400
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/28	500	582
3 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.050%	7/1/14	2,300	2,300
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	525
3 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
TOB VRDO	0.070%	7/7/14	1,200	1,200
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare System)
VRDO	0.050%	7/7/14	2,250	2,250
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.040%	7/1/14 LOC	1,985	1,985
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.030%	7/1/14	5,000	5,000
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	468
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	195	206
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	65	68
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	305	322
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	415	438
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (Prere.)	600	633
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	588
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	269
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,080
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	594
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	20	21

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts Special Obligation Dedicated Tax
Revenue	5.500%	1/1/26 (3)	500	606
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	180
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	284
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	243
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	614
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	789
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,049
University of Massachusetts Building Authority
Revenue	5.250%	11/1/14 (Prere.)	500	509
				48,533
Michigan (1.2%)
Birmingham MI City School District GO	5.000%	5/1/22	740	883
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,312
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	576
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	583
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	995
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	546
Michigan Finance Authority Revenue (State Clean
Water Revolving Fund)	5.000%	10/1/27	1,000	1,158
Michigan Finance Authority Revenue (State Clean
Water Revolving Fund)	5.000%	10/1/31	500	568
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	572
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,258
Michigan GO	5.000%	9/15/14 (4)	500	505
Michigan GO	5.000%	5/1/18	500	576
Michigan GO	5.500%	11/1/25	595	683
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.060%	7/7/14	3,070	3,070
Michigan Trunk Line Revenue	5.000%	11/1/21	500	587
Oakland University of Michigan Revenue VRDO	0.050%	7/7/14 LOC	2,700	2,700
Royal Oak MI Hospital Finance Authority Hospital
Revenue (William Beaumont Hospital)	5.000%	9/1/25	1,400	1,606
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	549
				19,727
Minnesota (0.4%)
Chisago Lakes MN Independent School District
GO	5.000%	2/1/15 (4)	500	514
Minnesota GO	5.000%	11/1/14	500	508
Minnesota GO	5.000%	8/1/15	500	526
Minnesota GO	5.000%	10/1/17	500	569
Minnesota GO	5.000%	8/1/19	500	592
Minnesota GO	5.000%	11/1/20	325	386

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	8/1/21	500	589
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	500	516
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	500	542
University of Minnesota Revenue	5.000%	8/1/19	500	590
University of Minnesota Revenue	5.250%	12/1/29	500	591
				5,923
Mississippi (0.1%)
DeSoto County MS School District GO	5.000%	5/1/19	370	434
Mississippi GO	5.500%	12/1/18	750	893
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,133
				2,460
Missouri (0.3%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/15 (Prere.)	130	138
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	370	392
Missouri Health & Educational Facilities Authority
Health Facilities Revenue (SSM Health System)	5.000%	6/1/25	1,000	1,171
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/15	300	312
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/17	500	562
Missouri Highways & Transportation Commission
Road Revenue	5.250%	5/1/17 (Prere.)	350	397
Missouri Highways & Transportation Commission
Road Revenue	5.000%	2/1/23	600	737
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/23	500	582
				4,291
Nebraska (0.2%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	182
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional Medical
Center Project)	5.000%	11/1/23	750	837
Lincoln NE Electric System Revenue	5.000%	9/1/25	400	469
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	378
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,664
Omaha NE Public Power District Electric Revenue	4.000%	2/1/16	350	371
				3,901
Nevada (0.4%)
Carson City NV Hospital Revenue (Carson Tahoe
Regional Medical Center)	5.000%	9/1/33	1,500	1,566
Clark County NV GO	5.000%	12/1/29	500	568
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	565
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	155	162

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	518
Clark County NV School District GO	5.000%	6/15/18	1,690	1,907
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/26 (3)	500	562
Reno NV Health Facility Revenue (Dignity Health
Obligated Group)	5.250%	7/1/31	1,100	1,156
				7,004
New Hampshire (0.0%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	541
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	127
				668
New Jersey (2.5%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	421
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	402
Jersey City NJ GO	5.000%	3/1/21	480	553
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	597
New Jersey COP	5.250%	6/15/30	465	503
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	805
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	500	566
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,631
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	587
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14 (ETM)	500	504
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction)	0.640%	2/1/15	700	701
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/15 (Prere.)	500	517
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (ETM)	205	220
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	295	316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	342
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,308
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (Prere.)	500	504
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail Transit
System Project)	5.000%	5/1/17	500	554
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	565

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	572
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	243
New Jersey GO	5.250%	7/1/15 (4)	1,500	1,575
New Jersey GO	5.250%	7/15/15 (2)	500	526
New Jersey GO	5.000%	8/15/15	790	832
New Jersey GO	5.250%	7/1/16 (14)	500	547
New Jersey GO	5.000%	8/1/16	440	480
New Jersey GO	5.250%	7/15/18 (2)	500	579
New Jersey GO	5.000%	8/15/19	750	876
New Jersey Health Care Facilities Financing
Authority Department of Human Services
Lease Revenue (Greystone Park Psychiatric
Hospital Project)	5.000%	9/15/24	500	580
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18	250	281
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,158
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,010
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	434
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	500	562
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	500	582
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	269
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	340	359
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/16	200	218
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	213
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	525
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/14	500	512
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	230	247
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	625	672
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/16	275	303
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	172
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	753
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	2,500	2,976
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	290

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	180
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	725
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,201
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	573
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	570
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,107
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,110
Newark NJ GO	5.000%	10/1/19	500	575
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	553
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/18	500	539
Tobacco Settlement Financing Corp. New Jersey
Revenue	5.000%	6/1/19	100	106
Tobacco Settlement Financing Corp. New Jersey
Revenue	0.000%	6/1/41	7,000	1,698
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	699
				40,578
New Mexico (0.1%)
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	590
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	576
				1,166
New York (7.6%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	500	520
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	573
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	500	583
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	562
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/17	630	693
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	400	440
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19	400	463
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19 (14)	500	547
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	635
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	51

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/24 (14)	940	1,012
Monroe County NY Industrial Development Corp.
Mortgage Revenue (Unity Hospital Rochester
Project)	5.500%	8/15/23	1,000	1,056
New York City NY GO	5.250%	9/1/14 (ETM)	20	20
New York City NY GO	5.000%	11/1/14 (Prere.)	90	91
New York City NY GO	5.000%	8/1/15 (Prere.)	575	605
New York City NY GO	5.000%	8/1/15 (Prere.)	320	337
New York City NY GO	5.000%	9/1/15 (Prere.)	490	517
New York City NY GO	5.000%	2/1/16	105	113
New York City NY GO	5.000%	8/1/16	500	548
New York City NY GO	5.000%	2/1/17	500	556
New York City NY GO	5.250%	8/1/17	700	795
New York City NY GO	5.000%	9/1/17	10	11
New York City NY GO	5.000%	2/1/18	500	556
New York City NY GO	5.000%	8/1/19	500	563
New York City NY GO	5.000%	8/1/21	2,000	2,369
New York City NY GO	5.000%	8/1/21	515	610
New York City NY GO	5.000%	8/1/21	380	450
New York City NY GO	5.000%	10/1/22	500	587
New York City NY GO	5.000%	8/1/23	380	452
New York City NY GO	5.000%	8/1/23 (14)	180	189
New York City NY GO	5.000%	11/1/23	215	218
New York City NY GO	5.250%	8/15/24	500	576
New York City NY GO	5.000%	8/1/25	330	346
New York City NY GO	5.000%	8/1/25	750	870
New York City NY GO	5.000%	8/1/26	500	577
New York City NY GO	5.000%	8/1/26	1,000	1,149
New York City NY GO	5.000%	8/15/26	475	540
1 New York City NY GO	0.460%	8/1/27	2,000	1,970
New York City NY GO	5.000%	5/15/28	480	546
New York City NY GO	5.000%	8/1/28	400	452
New York City NY GO	5.000%	8/1/28	500	539
New York City NY GO	5.500%	11/15/28	300	346
New York City NY GO	5.625%	4/1/29	840	979
New York City NY GO	5.000%	5/15/29	500	569
New York City NY GO	5.000%	8/1/30	1,000	1,132
New York City NY GO	5.000%	3/1/31	1,340	1,502
New York City NY GO	5.000%	8/1/31	365	413
New York City NY GO VRDO	0.030%	7/7/14 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,672
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	546
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,143
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	262
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	724
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	572
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	538

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	345	360
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	566
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	2,500	2,591
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	560
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32 (4)	1,295	1,342
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/24 (14)	500	507
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	500	507
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (2)	2,000	2,026
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/32 (4)	2,000	2,026
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	589
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	581
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	579
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,213
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	281
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	280	307
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	370
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	200	225
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	25	28
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18	200	229
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	190
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	300	332
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	475	526
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	1,000	1,108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	473
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	982
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	573

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/30	500	576
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	566
3 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.050%	7/1/14	920	920
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.060%	7/7/14	3,100	3,100
New York City NY Trust for Cultural Resources
Revenue (American Museum of Natural History)
VRDO	0.060%	7/1/14	1,400	1,400
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,095
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,129
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	250
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	363
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/23	500	559
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27 (14)	110	122
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	500	554
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	557
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	559
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	561
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	555
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,656
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	704
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/16 (Prere.)	500	555
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	500	527
New York Metropolitan Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	560	632
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	510
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	600	658
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,294

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
1 New York Metropolitan Transportation Authority
Revenue PUT	0.631%	11/1/15	600	602
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	615
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	625
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	585
New York State Dormitory Authority Revenue
(Catholic Health System Obligated Group)	5.000%	7/1/27	1,000	1,000
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	454
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/25 (4)	250	283
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	500	531
New York State Dormitory Authority Revenue
(Mental Health Services Facilities Improvement)	5.000%	8/15/15	100	105
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	570
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	500	549
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	608
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	554
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	170
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	600	621
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	559
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	235
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	1,000	1,185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	1,000	1,180
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	585
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	558
2 New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,306
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	561
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	335
2 New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,264
2 New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	2,000	2,057

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	588
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	463
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	300
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	575
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	551
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/22	500	560
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/24	365	430
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/25	500	594
New York State GO	4.500%	2/1/17	500	552
New York State GO	4.500%	2/1/18	500	566
New York State GO	4.500%	2/1/19	500	574
New York State GO	5.000%	2/15/30	315	360
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	500	587
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	563
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	565
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	552
New York State Thruway Authority Revenue	5.000%	1/1/30	500	560
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	658
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	69
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/15 (Prere.)	65	69
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	435	461
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	578
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	435	460
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	553
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/15 (Prere.)	385	398
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	243
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	585
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	592
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	585
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	100	102

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	500	512
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	400	428
New York State Urban Development Corp.
Revenue	5.000%	12/15/18	500	586
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	294
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	703
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,690
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,272
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,675
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	615
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	570
Suffolk County NY Economic Development Corp.
Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,767
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	500	540
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	500	535
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	500	568
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,845
Westchester County NY GO	5.000%	7/1/20	500	600
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	534
				126,584
North Carolina (1.0%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	590
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	283
Durham County NC GO	5.000%	4/1/20	685	819
Mecklenburg County NC GO	5.000%	3/1/17	500	559
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/26	500	577
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	651
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	572
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (2)	510	597
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/26	500	547
North Carolina GO	5.000%	3/1/16	500	540
North Carolina GO	5.000%	3/1/17	520	582
North Carolina GO	5.000%	3/1/18	500	572
North Carolina GO	5.000%	3/1/20	275	329
North Carolina GO	4.000%	6/1/20	500	571
North Carolina GO	5.000%	5/1/22	250	306

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/17 (Prere.)	2,000	2,223
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,168
North Carolina Medical Care Commission Hospital
Revenue (Southeastern Regional Medical Center)	5.000%	6/1/24	600	674
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	554
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	584
1 University of North Carolina University System
Revenue PUT	0.851%	12/1/17	1,100	1,112
Wake County NC GO	4.000%	2/1/18	695	773
Wake County NC GO	5.000%	3/1/18	500	575
Wake County NC Public Improvement GO	5.000%	3/1/16	100	108
				15,866
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	500	547
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	651
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	572
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	537
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	477
Cleveland OH Airport System Revenue	5.000%	1/1/16 (2)	250	266
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	294
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	500	518
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (14)	500	546
Columbus OH GO	5.000%	9/1/15	1,300	1,373
Columbus OH GO	5.000%	7/1/23	600	740
Columbus OH GO	5.000%	7/1/25	535	634
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	656
Hamilton County OH Economic Development
Revenue (King Highland Community Urban
Redevelopment Corp. - University of Cincinnati
Lessee Project)	5.000%	6/1/33 (14)	1,225	1,291
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	230
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	371
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	574
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	564
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.020%	7/1/14	1,800	1,800
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	119
Ohio Capital Facilities Lease Appropriation
Revenue	5.000%	2/1/22	750	893
Ohio Common Schools GO	5.000%	6/15/16 (Prere.)	750	819
Ohio GO	5.000%	9/15/15	3,165	3,349
Ohio GO	5.000%	3/15/16 (Prere.)	260	281
Ohio GO	5.000%	8/1/23	500	602

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Ohio GO	5.000%	8/1/24	500	614
Ohio Higher Education GO	5.000%	8/1/17	770	871
Ohio Higher Education GO	5.000%	8/1/21	500	602
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	664
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/33 (3)	1,000	1,070
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/14	500	511
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/15	550	587
Ohio State University General Receipts Revenue	5.000%	12/1/16 (ETM)	30	33
Ohio State University General Receipts Revenue	5.000%	12/1/16	470	522
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	517
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,125
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	557
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	518
Penta Career Center Ohio COP	5.250%	4/1/23	125	146
				27,041
Oklahoma (0.1%)
Oklahoma City OK GO	5.000%	3/1/24	525	613
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	341
University of Oklahoma Revenue	5.000%	7/1/31	475	546
				1,500
Oregon (0.2%)
Clackamas County OR School District No. 46 GO	0.000%	6/15/32	1,670	803
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	378
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	583
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/16	150	166
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/17	250	284
Oregon GO	5.000%	5/1/23	500	604
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	572
				3,390
Pennsylvania (3.5%)
Allegheny County PA Higher Education Building
Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	365
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	570
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	240
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	571
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,098
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Generation Project) PUT	2.500%	6/1/17	500	503

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Beaver County PA Industrial Development
Authority Pollution Control Revenue (FirstEnergy
Generation Project) VRDO	0.040%	7/1/14 LOC	5,400	5,400
Central Bradford PA Progress Authority Revenue
(Guthrie Healthcare System)	5.500%	12/1/31	500	584
Chester County PA GO	5.000%	11/15/31	750	868
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/25 (14)	500	520
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/32	500	542
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.000%	1/1/15	320	326
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,063
Emmaus PA General Authority Revenue VRDO	0.060%	7/7/14 LOC	1,700	1,700
Lancaster County PA Hospital Authority Health
Center Revenue (Masonic Homes Project) VRDO	0.020%	7/1/14 LOC	1,600	1,600
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	579
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	540
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/15	100	102
Montgomery County PA Higher Education &
Health Authority Revenue (Arcadia University)	3.000%	4/1/16	200	206
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities Obligated
Group)	5.000%	11/15/25	1,250	1,357
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/23	1,000	1,124
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.700%	5/1/15	750	771
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	325	361
Pennsylvania GO	5.000%	9/1/14	500	504
Pennsylvania GO	5.000%	5/1/15	405	422
Pennsylvania GO	5.250%	7/1/15	500	526
Pennsylvania GO	5.000%	3/1/16	100	108
Pennsylvania GO	5.000%	7/1/16	400	437
Pennsylvania GO	5.000%	7/1/16	120	131
Pennsylvania GO	5.000%	7/1/18	570	660
Pennsylvania GO	5.000%	7/1/20	500	594
Pennsylvania GO	5.000%	11/15/20	250	298
Pennsylvania GO	5.375%	7/1/21	500	612
Pennsylvania GO	5.000%	8/1/22	500	559
Pennsylvania GO	5.000%	11/15/22	500	591
Pennsylvania GO	5.000%	1/1/26	100	106
Pennsylvania GO	5.000%	4/15/28	500	571

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	10/15/32	1,000	1,142
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	533
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	831
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.500%	6/1/20	1,000	1,051
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	222
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	547
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	500	572
Pennsylvania State University Revenue	5.000%	3/1/25	500	584
Pennsylvania State University Revenue	5.000%	8/15/27	1,000	1,113
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/24	1,000	1,181
1 Pennsylvania Turnpike Commission Revenue	1.040%	12/1/21	1,000	1,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	396
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/22 (2)	1,000	1,065
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,140
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	1,330	1,331
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	1,610	1,640
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	527
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,253
Philadelphia PA Gas Works Revenue VRDO	0.050%	7/7/14 LOC	4,500	4,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Children’s
Hospital of Philadelphia Project) VRDO	0.030%	7/1/14	4,600	4,600
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	248
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	577
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	524
Philadelphia PA School District GO	5.250%	9/1/22	500	565
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	641
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,158
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,120
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	587
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.250%	1/1/31	80	90
				57,847
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	501
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	510
Puerto Rico GO	6.000%	7/1/27 (14)	500	513
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	349

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,299
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	433
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	418
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/33	1,000	204
				4,227
South Carolina (0.4%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/19	500	552
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/23	500	602
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	290
Greenville County SC School District GO	5.000%	12/1/27	500	546
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,161
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,160
South Carolina GO	5.000%	4/1/20	450	538
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	539
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,136
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	139
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	553
				7,216
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,184

Tennessee (0.8%)
Chattanooga TN Health Educational & Housing
Facility Board Revenue
(Catholic Health Initiatives)	5.000%	1/1/33	1,500	1,613
Memphis TN Electric System Revenue	5.000%	12/1/17	500	572
Memphis TN GO	5.000%	5/1/30	500	562
Metropolitan Government of Nashville & Davidson
County TN GO	5.000%	7/1/21	625	745
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Blakeford at Green Hills)	5.000%	7/1/27	500	537
Metropolitan Government of Nashville & Davidson
County TN Health & Educational Facilities Board
Revenue (Vanderbilt University)	5.000%	10/1/15	350	371
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue	5.000%	7/1/20	500	592
Shelby County TN GO	5.000%	3/1/19	500	586
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	118
Shelby County TN GO	5.000%	4/1/19	400	469
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	9/1/16	500	540
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/17	250	271
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	500	556
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	625	706
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,115	1,279
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	1,500	1,681

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	250	285
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	410	459
Tennessee GO	5.000%	8/1/14	500	502
Tennessee GO	5.000%	8/1/20	625	751
				13,195
Texas (3.9%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	953
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	602
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	321
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	63
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	500	552
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	107
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	529
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	226
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/25	500	589
Cypress-Fairbanks TX Independent School District
GO	5.000%	2/15/30	500	549
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	535
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	500	582
Dallas TX GO	5.000%	2/15/15	500	515
Dallas TX Independent School District GO	5.000%	8/15/14	500	503
Dallas TX Independent School District GO	5.000%	2/15/23	485	578
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	514
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	227
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	394
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	515	568
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,156
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	765	918
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	519
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,122
Harris County TX Flood Control District GO	5.250%	10/1/18	435	513
Harris County TX GO	5.000%	10/1/23	500	583
Harris County TX GO	5.000%	10/1/23	300	358
Harris County TX GO	5.000%	8/15/32	1,000	1,136
1 Harris County TX Toll Road Revenue	0.840%	8/15/18	1,000	1,011
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	580
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	559
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,101
Houston TX Community College System GO	5.000%	2/15/27	1,000	1,029
Houston TX GO	5.000%	3/1/20	500	584
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	525
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,204
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	557
1 Houston TX Utility System Revenue PUT	0.660%	8/1/16	1,000	1,003
Katy TX Independent School District GO	5.000%	2/15/20	2,000	2,224

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	570
Lone Star College System Texas GO	5.000%	8/15/23	250	291
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	40	42
Lower Colorado River Authority Texas Revenue	5.750%	5/15/15 (Prere.)	415	435
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	45	47
Lubbock TX GO	5.000%	2/15/23	500	599
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,758
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	260
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	529
North East TX Independent School District GO	5.250%	2/1/22	500	612
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,400	1,462
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	575
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	567
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	292
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	594
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.250%	8/1/17	500	555
SA Energy Acquisition Public Facility Corp. Texas
Gas Supply Revenue	5.500%	8/1/19	500	575
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	242
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	973
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	585
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	500	598
San Antonio TX GO	5.000%	8/1/20	125	149
San Antonio TX GO	5.000%	2/1/22	1,000	1,185
San Antonio TX GO	5.000%	2/1/24	500	592
1 San Antonio TX Water Revenue PUT	0.740%	11/1/16	1,000	1,000
Southwest Texas Higher Education Authority Inc.
Revenue (Southern Methodist University Project)	5.000%	10/1/16 (2)	260	286
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,144
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	372
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/26	735	804
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue
(Texas Health Resources) VRDO	0.070%	7/1/14	200	200
Texas A&M University System Revenue Financing
System Revenue	5.000%	5/15/26	500	578
Texas GO	4.000%	4/1/18	400	447
2 Texas GO	5.000%	10/1/22	1,000	1,221
2 Texas GO	5.000%	10/1/27	1,400	1,680
2 Texas GO	5.000%	10/1/28	1,330	1,591
Texas GO	5.000%	8/1/31	500	581

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	616
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	277
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	405	464
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	427
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	219
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	572
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,494
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,106
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	500
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	425	436
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15 (Prere.)	500	524
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	1,000	1,070
Texas Tech University System Financing System
Revenue	5.000%	2/15/28	500	565
Texas Transportation Commission Revenue	4.750%	4/1/16 (Prere.)	500	539
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	541
Texas Transportation Commission Revenue	5.000%	4/1/16 (Prere.)	500	541
Texas Water Financial Assistance GO	5.000%	8/1/24	500	578
Texas Water Financial Assistance GO	5.000%	8/1/25	500	577
Texas Water Financial Assistance GO	5.000%	8/1/27	500	571
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	385
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	607
University of Texas System Revenue Financing
System Revenue	4.750%	8/15/30	2,000	2,158
Williamson County TX GO	5.000%	2/15/23	230	276
				64,623
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	564
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.030%	7/1/14	905	905
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	381
Utah GO	5.000%	7/1/16	500	547
Utah GO	5.000%	7/1/16	615	673
				3,070
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	537

Virginia (0.6%)
Arlington County VA GO	5.000%	8/1/17	750	850
Arlington County VA GO	5.000%	8/1/23	600	727

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	557
Chesterfield County VA GO	5.000%	1/1/22	900	1,091
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	570
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	363
Fairfax County VA Public Improvement GO	5.000%	4/1/23	500	616
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	597
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	625	741
Norfolk VA Water Revenue	5.000%	11/1/31	500	569
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	551
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	200	223
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	1,000	1,057
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	428
Virginia Public School Authority Revenue	5.000%	8/1/19	500	590
				9,530
Washington (1.1%)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	595
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.250%	7/1/16	1,000	1,098
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	565
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	100	105
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	865	946
King County WA GO	5.000%	1/1/19	150	175
King County WA GO	5.000%	1/1/24	500	599
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	685
Port of Seattle WA Revenue	5.000%	8/1/29	250	281
University of Washington Revenue	5.000%	4/1/31	335	375
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	487
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	444
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	554
Washington GO	5.700%	10/1/15 (4)	220	227
Washington GO	5.000%	2/1/16	500	538
Washington GO	5.000%	7/1/16 (Prere.)	500	547
Washington GO	5.000%	7/1/17	200	226
Washington GO	5.000%	7/1/18	675	782
Washington GO	0.000%	6/1/20 (14)	500	450
Washington GO	5.000%	8/1/20	500	591
Washington GO	5.000%	7/1/21	500	575
Washington GO	5.000%	7/1/23	1,000	1,217
2 Washington GO	5.000%	7/1/25	1,500	1,815
Washington GO	5.000%	7/1/25	500	590
Washington GO	5.000%	2/1/32	500	565

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/31 (14)	2,000	2,129
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	969
Washington State University General Revenue	5.000%	10/1/31	500	564
				18,694
West Virginia (0.1%)
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/23	1,000	1,107

Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	534
Wisconsin GO	5.000%	5/1/15 (Prere.)	600	624
Wisconsin GO	4.000%	9/1/15	970	1,014
Wisconsin GO	5.000%	5/1/16	500	543
Wisconsin GO	5.000%	5/1/21	750	900
Wisconsin GO	5.000%	5/1/23	500	572
Wisconsin GO	5.000%	5/1/24	500	595
Wisconsin GO	5.000%	5/1/26	2,210	2,591
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,802
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	562
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	556
Wisconsin Transportation Revenue	5.250%	7/1/14	500	500
Wisconsin Transportation Revenue	5.000%	7/1/23	500	599
				11,392
Total Tax-Exempt Municipal Bonds (Cost $830,382)				864,685
Total Investments (100.6%) (Cost $1,243,964)				1,664,804
Other Assets and Liabilities (-0.6%)
Other Assets				21,422
Liabilities				(30,560)
				(9,138)
Net Assets (100%)
Applicable to 63,409,359 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,655,666
Net Asset Value Per Share				$26.11

Tax-Managed Balanced Fund

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	1,237,193
Overdistributed Net Investment Income	(179)
Accumulated Net Realized Losses	(2,188)
Unrealized Appreciation (Depreciation)	420,840
Net Assets	1,655,666

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2014.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the aggregate value of these securities was $4,980,000, representing 0.3% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.)
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	6,200
Interest	11,378
Total Income	17,578
Expenses
The Vanguard Group—Note B
Investment Advisory Services	89
Management and Administrative	684
Marketing and Distribution	108
Custodian Fees	10
Shareholders’ Reports	14
Total Expenses	905
Net Investment Income	16,673
Realized Net Gain (Loss) on Investment Securities Sold	(734)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	72,763
Net Increase (Decrease) in Net Assets Resulting from Operations	88,702

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,673	26,566
Realized Net Gain (Loss)	(734)	7,341
Change in Unrealized Appreciation (Depreciation)	72,763	126,559
Net Increase (Decrease) in Net Assets Resulting from Operations	88,702	160,466
Distributions
Net Investment Income	(15,483)	(26,718)
Realized Capital Gain	—	—
Total Distributions	(15,483)	(26,718)
Capital Share Transactions
Issued	222,058	319,975
Issued in Lieu of Cash Distributions	13,288	23,002
Redeemed	(53,431)	(91,646)
Net Increase (Decrease) from Capital Share Transactions	181,915	251,331
Total Increase (Decrease)	255,134	385,079
Net Assets
Beginning of Period	1,400,532	1,015,453
End of Period[1]	1,655,666	1,400,532
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($179,000) and ($1,369,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$24.90	$22.25	$20.55	$19.96	$18.75	$16.19
Investment Operations
Net Investment Income	. 274.517		.525	.519	.496	.491
Net Realized and Unrealized Gain (Loss)
on Investments	1.189	2.647	1.696	.585	1.210	2.566
Total from Investment Operations	1.463	3.164	2.221	1.104	1.706	3.057
Distributions
Dividends from Net Investment Income[1]	(. 253)	(. 514)	(. 521)	(. 514)	(. 496)	(. 497)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 253)	(. 514)	(. 521)	(. 514)	(. 496)	(. 497)
Net Asset Value, End of Period	$26.11	$24.90	$22.25	$20.55	$19.96	$18.75

Total Return[2]	5.90%	14.34%	10.87%	5.58%	9.22%	19.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,656	$1,401	$1,015	$797	$733	$669
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.21%	2.21%	2.43%	2.55%	2.58%	2.86%
Portfolio Turnover Rate	7%	9%	7%	12%	23%	27%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 65%, 63%, 62%, 70%, 70%, and 69% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Tax-Managed Balanced Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $166,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	800,119	—	—
Tax-Exempt Municipal Bonds	—	864,685	—
Total	800,119	864,685	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $1,449,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $1,244,048,000. Net unrealized appreciation of investment securities for tax purposes was $420,756,000, consisting of unrealized gains of $422,802,000 on securities that had risen in value since their purchase and $2,046,000 in unrealized losses on securities that had fallen in value since their purchase.

Tax-Managed Balanced Fund

E. During the six months ended June 30, 2014, the fund purchased $251,306,000 of investment securities and sold $48,755,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2014	December 31, 2013
	Shares	Shares
	(000)	(000)
Issued	8,747	13,516
Issued in Lieu of Cash Distributions	518	964
Redeemed	(2,105)	(3,869)
Net Increase (Decrease) in Shares Outstanding	7,160	10,611

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.58%	1.62%

Portfolio Characteristics
			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Number of Stocks	805	1,027	3,730
Median Market Cap	$51.6B	$55.3B	$45.5B
Price/Earnings Ratio	20.1x	20.1x	20.7x
Price/Book Ratio	2.7x	2.7x	2.7x
Return on Equity	18.3%	18.1%	17.4%
Earnings Growth
Rate	14.7%	14.4%	14.4%
Dividend Yield	1.7%	1.9%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	8%	—	—
Short-Term Reserves	0.1%	—	—

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	FA Index
R-Squared	1.00	1.00
Beta	1.02	1.00
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Technology	2.8%
Exxon Mobil Corp.	Oil: Integrated	2.2
Google Inc.	Computer Services
	Software & Systems	1.7
Microsoft Corp.	Computer Services
	Software & Systems	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Wells Fargo & Co.	Banks: Diversified	1.3
Chevron Corp.	Oil: Integrated	1.2
General Electric Co.	Diversified
	Manufacturing
	Operations	1.2
Berkshire Hathaway Inc.	Insurance: Multi-Line	1.2
JPMorgan Chase & Co.	Diversified Financial
	Services	1.1
Top Ten		15.7%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
		Russell	Market
		1000	FA
	Fund	Index	Index
Consumer Discretionary 14.6%		14.0%	14.1%
Consumer Staples	7.6	7.7	7.3
Energy	10.2	10.1	10.0
Financial Services	18.3	18.2	18.7
Health Care	12.7	12.8	12.8
Materials & Processing	4.3	4.4	4.5
Producer Durables	11.2	11.4	11.5
Technology	16.1	15.9	15.7
Utilities	5.0	5.5	5.4

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	25.91%	19.21%	8.31%
Institutional Shares	2/24/1999	25.97	19.25	8.35

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.2%)
Consumer Discretionary (14.7%)
	Walt Disney Co.	542,636	46,526
	Comcast Corp. Class A	755,371	40,548
*	Amazon.com Inc.	116,660	37,889
	Wal-Mart Stores Inc.	488,128	36,644
	Home Depot Inc.	445,800	36,092
	McDonald’s Corp.	306,260	30,853
	Twenty-First Century Fox
	Inc. Class A	637,530	22,409
	Time Warner Inc.	315,349	22,153
*	eBay Inc.	430,898	21,571
	Ford Motor Co.	1,209,933	20,859
	Starbucks Corp.	262,452	20,309
	NIKE Inc. Class B	243,200	18,860
	Lowe’s Cos. Inc.	367,400	17,632
	Costco Wholesale Corp.	144,000	16,583
*	Priceline Group Inc.	13,695	16,475
	General Motors Co.	447,156	16,232
*	DIRECTV	186,409	15,847
	Viacom Inc. Class B	171,033	14,834
	Time Warner Cable Inc.	94,542	13,926
	Yum! Brands Inc.	159,210	12,928
	Target Corp.	220,900	12,801
	Johnson Controls Inc.	237,600	11,863
	McGraw Hill Financial Inc.	117,000	9,714
	Las Vegas Sands Corp.	118,640	9,043
*	AutoZone Inc.	16,590	8,896
*	O’Reilly Automotive Inc.	54,848	8,260
	Marriott International Inc.
	Class A	128,575	8,242
	Estee Lauder Cos. Inc.
	Class A	109,300	8,117
*	Liberty Interactive Corp.
	Class A	274,726	8,066
	BorgWarner Inc.	123,400	8,044
	CBS Corp. Class B	127,174	7,903
	Starwood Hotels &
	Resorts Worldwide Inc.	95,418	7,712

			Market
			Value
		Shares	($000)
*	TripAdvisor Inc.	68,756	7,471
	Advance Auto Parts Inc.	50,702	6,841
	Ross Stores Inc.	103,292	6,831
*	CarMax Inc.	131,243	6,826
*	Hertz Global Holdings Inc.	242,177	6,788
*	Dollar Tree Inc.	123,738	6,739
*	Discovery
	Communications Inc.	90,137	6,543
*	MGM Resorts
	International	247,823	6,543
	Gap Inc.	148,547	6,175
*	Sirius XM Holdings Inc.	1,746,425	6,043
*	Bed Bath & Beyond Inc.	105,015	6,026
	Royal Caribbean Cruises
	Ltd.	104,800	5,827
	Interpublic Group of Cos.
	Inc.	294,400	5,744
*	WABCO Holdings Inc.	53,541	5,719
	Hanesbrands Inc.	57,986	5,708
	PVH Corp.	47,931	5,589
*	Mohawk Industries Inc.	40,100	5,547
	TJX Cos. Inc.	103,996	5,527
	Harley-Davidson Inc.	78,500	5,483
	Expedia Inc.	68,906	5,427
	DR Horton Inc.	218,469	5,370
	Ralph Lauren Corp.
	Class A	31,300	5,030
*	Netflix Inc.	11,330	4,992
*	Tempur Sealy
	International Inc.	83,350	4,976
*	Toll Brothers Inc.	132,160	4,877
	Scripps Networks
	Interactive Inc. Class A	59,478	4,826
	Lennar Corp. Class A	114,153	4,792
	PulteGroup Inc.	233,330	4,704
	Dillard’s Inc. Class A	40,246	4,693
	Harman International
	Industries Inc.	43,600	4,684
*	NVR Inc.	4,050	4,660
*	Tesla Motors Inc.	18,650	4,477

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Liberty Media Corp. Class A	32,077	4,384
	Aaron’s Inc.	120,882	4,308
	Brinker International Inc.	88,250	4,293
*	Dollar General Corp.	73,900	4,239
*	Apollo Education Group Inc.	134,729	4,210
	Hasbro Inc.	77,100	4,090
*	Hyatt Hotels Corp. Class A	64,383	3,926
	PetSmart Inc.	65,000	3,887
	Coach Inc.	111,500	3,812
*	AutoNation Inc.	60,925	3,636
	Kohl’s Corp.	68,850	3,627
	Omnicom Group Inc.	50,600	3,604
	Foot Locker Inc.	70,600	3,581
	Darden Restaurants Inc.	77,080	3,566
	Macy’s Inc.	56,800	3,296
	Nu Skin Enterprises Inc.
	Class A	44,066	3,259
	John Wiley & Sons Inc.
	Class A	53,700	3,254
	Lamar Advertising Co.
	Class A	59,186	3,137
	Gentex Corp.	107,252	3,120
*	News Corp. Class A	168,182	3,017
*	Liberty Ventures Class A	39,358	2,905
	Goodyear Tire & Rubber Co.	103,586	2,878
	CST Brands Inc.	71,975	2,483
	KAR Auction Services Inc.	71,953	2,293
*	TRW Automotive Holdings
	Corp.	25,553	2,287
	Nordstrom Inc.	32,300	2,194
*	Michael Kors Holdings Ltd.	17,000	1,507
	Comcast Corp.	26,219	1,398
*	Starz	36,277	1,081
*	Madison Square Garden Co.
	Class A	16,186	1,011
	Abercrombie & Fitch Co.	23,300	1,008
*	AMC Networks Inc. Class A	16,186	995
	GameStop Corp. Class A	20,430	827
*	Sears Holdings Corp.	15,237	609
	Wynn Resorts Ltd.	2,800	581
	Mattel Inc.	12,557	489
	Best Buy Co. Inc.	15,759	489
	Chico’s FAS Inc.	28,340	481
	Lennar Corp. Class B	8,300	295
	Avon Products Inc.	19,318	282
*	Norwegian Cruise Line
	Holdings Ltd.	8,600	273
	Cablevision Systems Corp.
	Class A	14,944	264
	Carnival Corp.	5,800	218
*	JC Penney Co. Inc.	20,534	186
*	zulily Inc. Class A	4,500	184
*	LKQ Corp.	6,700	179
*	Chipotle Mexican Grill Inc.
	Class A	300	178

			Market
			Value
		Shares	($000)
*	Charter Communications Inc.
	Class A	1,100	174
*	Pandora Media Inc.	5,800	171
*	DISH Network Corp. Class A	2,600	169
*	HomeAway Inc.	4,800	167
*	Live Nation Entertainment
	Inc.	6,700	165
*	Cabela’s Inc.	2,600	162
*	Taylor Morrison Home
	Corp. Class A	7,200	161
*	Murphy USA Inc.	3,300	161
*	Sally Beauty Holdings Inc.	6,400	161
*	DreamWorks Animation
	SKG
	Inc. Class A	6,900	160
*	Jarden Corp.	2,700	160
*	Big Lots Inc.	3,500	160
*	Hilton Worldwide Holdings
	Inc.	6,800	158
*	Discovery Communications
	Inc. Class A	2,100	156
*	Urban Outfitters Inc.	4,600	156
*	Ascena Retail Group Inc.	9,100	156
*	Ulta Salon Cosmetics &
	Fragrance Inc.	1,700	155
*	Deckers Outdoor Corp.	1,800	155
*	Visteon Corp.	1,600	155
*	Avis Budget Group Inc.	2,600	155
*	Bally Technologies Inc.	2,300	151
	CBS Outdoor Americas Inc.	4,600	150
*	Panera Bread Co. Class A	1,000	150
*	Under Armour Inc. Class A	2,500	149
*	Fossil Group Inc.	1,400	146
	Nielsen NV	3,000	145
*	Kate Spade & Co.	3,800	145
	Staples Inc.	9,495	103
	Fortune Brands Home &
	Security Inc.	2,546	102
	International Game
	Technology	400	6
			875,594
Consumer Staples (7.7%)
	Procter & Gamble Co.	797,978	62,713
	Coca-Cola Co.	1,145,800	48,536
	PepsiCo Inc.	469,139	41,913
	Philip Morris International
	Inc.	426,809	35,984
	CVS Caremark Corp.	388,354	29,270
	Walgreen Co.	302,300	22,409
	Mondelez International Inc.
	Class A	519,126	19,524
	Altria Group Inc.	388,723	16,303
	Colgate-Palmolive Co.	231,800	15,804
	Kroger Co.	221,700	10,959
	Archer-Daniels-Midland Co.	243,273	10,731

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Keurig Green Mountain
	Inc.	70,883	8,833
*	Constellation Brands Inc.
	Class A	87,020	7,669
	Coca-Cola Enterprises Inc.	153,000	7,310
	Brown-Forman Corp.
	Class B	75,069	7,069
	Hershey Co.	72,600	7,069
	Kraft Foods Group Inc.	117,175	7,025
	Clorox Co.	72,120	6,592
	Dr Pepper Snapple Group
	Inc.	109,700	6,426
	Tyson Foods Inc. Class A	169,184	6,351
*	Monster Beverage Corp.	88,900	6,315
	Church & Dwight Co. Inc.	84,188	5,889
	Energizer Holdings Inc.	45,169	5,512
	Safeway Inc.	158,562	5,445
	Molson Coors Brewing
	Co. Class B	71,900	5,332
	JM Smucker Co.	49,024	5,224
	Hormel Foods Corp.	105,200	5,192
	Kimberly-Clark Corp.	45,440	5,054
	McCormick & Co. Inc.	70,300	5,033
*	WhiteWave Foods Co.
	Class A	149,340	4,834
	General Mills Inc.	88,800	4,666
	Campbell Soup Co.	97,400	4,462
	Ingredion Inc.	54,900	4,120
	Bunge Ltd.	42,853	3,241
	Mead Johnson Nutrition
	Co.	30,021	2,797
	Whole Foods Market Inc.	65,680	2,537
	Kellogg Co.	22,800	1,498
	Sysco Corp.	17,111	641
	Hillshire Brands Co.	8,920	556
	ConAgra Foods Inc.	11,200	332
*	Pilgrim’s Pride Corp.	6,200	170
*	Rite Aid Corp.	23,400	168
*	Sprouts Farmers Market
	Inc.	4,800	157
*	Hain Celestial Group Inc.	1,700	151
			457,816
Energy (10.2%)
	Exxon Mobil Corp.	1,288,164	129,692
	Chevron Corp.	569,538	74,353
	Schlumberger Ltd.	324,236	38,244
	EOG Resources Inc.	193,400	22,601
	ConocoPhillips	260,332	22,318
	Halliburton Co.	296,700	21,069
	Occidental Petroleum
	Corp.	190,339	19,534
	Anadarko Petroleum Corp.	177,823	19,466
	Baker Hughes Inc.	173,271	12,900
	Pioneer Natural
	Resources Co.	55,687	12,797

			Market
			Value
		Shares	($000)
	Phillips 66	157,963	12,705
	Hess Corp.	123,200	12,183
	National Oilwell Varco Inc.	146,541	12,068
	Noble Energy Inc.	147,000	11,387
	Valero Energy Corp.	182,480	9,142
	Apache Corp.	82,251	8,276
*	Cameron International Corp.	122,202	8,274
*	Concho Resources Inc.	56,600	8,179
	Cimarex Energy Co.	56,501	8,106
	EQT Corp.	75,000	8,017
*	FMC Technologies Inc.	128,900	7,872
*	Southwestern Energy Co.	172,197	7,833
	Williams Cos. Inc.	128,600	7,486
	Range Resources Corp.	82,800	7,199
	Cabot Oil & Gas Corp.	209,940	7,167
	Helmerich & Payne Inc.	57,980	6,732
	CONSOL Energy Inc.	135,937	6,263
*	Continental Resources Inc.	39,400	6,227
*	Newfield Exploration Co.	129,201	5,711
*	Ultra Petroleum Corp.	185,271	5,501
*	WPX Energy Inc.	226,881	5,425
	QEP Resources Inc.	152,196	5,251
	Superior Energy Services
	Inc.	142,983	5,167
	SM Energy Co.	59,956	5,042
*	Dresser-Rand Group Inc.	76,955	4,904
	Patterson-UTI Energy Inc.	135,089	4,720
*	SandRidge Energy Inc.	637,754	4,560
	Rowan Cos. plc Class A	136,922	4,372
	World Fuel Services Corp.	88,747	4,369
*	Unit Corp.	62,900	4,329
	Diamond Offshore Drilling
	Inc.	79,680	3,955
	Marathon Oil Corp.	92,900	3,709
	Marathon Petroleum Corp.	46,450	3,626
*	Oil States International Inc.	53,200	3,410
	Chesapeake Energy Corp.	61,153	1,901
	Tesoro Corp.	26,500	1,555
*	NOW Inc.	40,935	1,482
	Denbury Resources Inc.	68,956	1,273
	Devon Energy Corp.	7,942	631
	Kinder Morgan Inc.	8,193	297
*	Cheniere Energy Inc.	2,500	179
*	Oasis Petroleum Inc.	3,200	179
*	SolarCity Corp.	2,500	177
*	Athlon Energy Inc.	3,700	176
*	EP Energy Corp. Class A	7,600	175
*	Antero Resources Corp.	2,600	171
*	Laredo Petroleum Inc.	5,500	170
*	Gulfport Energy Corp.	2,700	170
*	Whiting Petroleum Corp.	2,100	169
*	Rice Energy Inc.	5,500	167
*	Cobalt International Energy
	Inc.	9,100	167
*	Kosmos Energy Ltd.	14,800	166

Tax-Managed Capital Appreciation Fund

			Value
		Shares	($000)
*	Dril-Quip Inc.	1,500	164
*	SunPower Corp. Class A	3,900	160
*	Atwood Oceanics Inc.	3,000	157
*	First Solar Inc.	2,200	156
			611,983
Financial Services (18.3%)
	Wells Fargo & Co.	1,451,001	76,265
*	Berkshire Hathaway Inc.
	Class B	549,545	69,550
	JPMorgan Chase & Co.	1,111,121	64,023
	Citigroup Inc.	963,600	45,386
	Bank of America Corp.	2,683,274	41,242
	Visa Inc. Class A	164,098	34,577
	American Express Co.	300,500	28,508
	MasterCard Inc. Class A	360,450	26,482
	American International
	Group Inc.	461,780	25,204
	Goldman Sachs Group Inc.	109,200	18,284
	US Bancorp	392,700	17,012
	Simon Property Group Inc.	98,448	16,370
	Prudential Financial Inc.	161,904	14,372
	American Tower
	Corporation	147,800	13,299
	Discover Financial
	Services	202,200	12,532
	State Street Corp.	164,978	11,096
	Aflac Inc.	172,500	10,738
	Ameriprise Financial Inc.	87,960	10,555
	Crown Castle International
	Corp.	138,623	10,294
	Charles Schwab Corp.	377,200	10,158
	Capital One Financial Corp.	117,800	9,730
	Franklin Resources Inc.	166,200	9,613
	Travelers Cos. Inc.	101,877	9,584
	Public Storage	55,200	9,459
	SunTrust Banks Inc.	235,290	9,426
*	Fiserv Inc.	133,700	8,065
	Boston Properties Inc.	68,200	8,060
	Fifth Third Bancorp	368,920	7,876
	T. Rowe Price Group Inc.	92,978	7,848
	Weyerhaeuser Co.	228,100	7,548
	Host Hotels & Resorts Inc.	341,972	7,527
	Lincoln National Corp.	143,986	7,407
	Equity Residential	115,600	7,283
	Fidelity National
	Information Services Inc.	130,478	7,142
	Intercontinental Exchange
	Inc.	37,569	7,097
	KeyCorp	486,169	6,967
	Loews Corp.	157,908	6,950
	General Growth Properties
	Inc.	290,757	6,850
	Progressive Corp.	267,900	6,794
*	CBRE Group Inc. Class A	209,990	6,728
	MetLife Inc.	118,542	6,586

			Market
			Value
		Shares	($000)
*	Affiliated Managers Group
	Inc.	30,550	6,275
	Moody’s Corp.	70,100	6,145
*	Howard Hughes Corp.	38,899	6,139
*	Genworth Financial Inc.
	Class A	350,860	6,105
	Principal Financial Group
	Inc.	120,400	6,078
	SL Green Realty Corp.	55,110	6,030
*	Markel Corp.	9,176	6,016
	Allstate Corp.	102,300	6,007
	CIT Group Inc.	130,535	5,973
	Morgan Stanley	183,800	5,942
	Unum Group	166,800	5,798
	M&T Bank Corp.	46,286	5,742
	PNC Financial Services
	Group Inc.	63,531	5,657
	Torchmark Corp.	68,650	5,624
	Global Payments Inc.	75,417	5,494
*	E*TRADE Financial Corp.	257,379	5,472
	TD Ameritrade Holding
	Corp.	174,400	5,467
	AvalonBay Communities
	Inc.	38,375	5,457
	Equifax Inc.	74,000	5,368
*	Signature Bank	41,700	5,262
*	Arch Capital Group Ltd.	91,600	5,262
	Aon plc	58,100	5,234
	Jones Lang LaSalle Inc.	40,177	5,078
*	Alleghany Corp.	11,459	5,020
*	MSCI Inc. Class A	109,064	5,001
	First Republic Bank	90,357	4,969
	Assurant Inc.	75,300	4,936
*	Realogy Holdings Corp.	128,300	4,838
*	Popular Inc.	140,844	4,814
	East West Bancorp Inc.	134,700	4,713
	Zions Bancorporation	157,884	4,653
	Reinsurance Group of
	America Inc. Class A	58,819	4,641
	BlackRock Inc.	14,450	4,618
	Raymond James Financial
	Inc.	89,650	4,548
	WR Berkley Corp.	97,596	4,520
	Prologis Inc.	109,525	4,500
	NASDAQ OMX Group Inc.	114,892	4,437
	Plum Creek Timber Co. Inc.	97,800	4,411
	HCC Insurance Holdings
	Inc.	87,200	4,268
*	Forest City Enterprises Inc.
	Class A	212,191	4,216
	SEI Investments Co.	123,770	4,056
	Commerce Bancshares Inc.	87,124	4,051
	Dun & Bradstreet Corp.	36,200	3,989
	CME Group Inc.	55,950	3,970

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	White Mountains Insurance
	Group Ltd.	6,481	3,943
*	Washington Prime Group
	Inc.	209,824	3,932
	Bank of New York Mellon
	Corp.	103,106	3,864
	DDR Corp.	216,364	3,815
	First Horizon National Corp.	320,249	3,798
*	TFS Financial Corp.	265,120	3,781
	Cullen/Frost Bankers Inc.	47,600	3,780
	Equity Lifestyle Properties
	Inc.	85,264	3,765
	Gaming and Leisure
	Properties Inc.	110,547	3,755
	Douglas Emmett Inc.	130,873	3,693
	Brown & Brown Inc.	118,600	3,642
	Hospitality Properties Trust	119,270	3,626
*	CoreLogic Inc.	116,846	3,547
	Apartment Investment &
	Management Co. Class A	108,443	3,499
	American Homes 4 Rent
	Class A	196,500	3,490
	Taubman Centers Inc.	45,862	3,477
	Brixmor Property Group Inc.	150,000	3,443
*	Alliance Data Systems Corp.	12,200	3,431
	Post Properties Inc.	63,600	3,400
*	MBIA Inc.	307,150	3,391
	Eaton Vance Corp.	86,202	3,258
	StanCorp Financial Group
	Inc.	50,600	3,238
	Retail Properties of America
	Inc.	209,357	3,220
	Essex Property Trust Inc.	17,383	3,214
	Hanover Insurance Group
	Inc.	49,600	3,132
	Associated Banc-Corp	170,670	3,086
	Leucadia National Corp.	116,219	3,047
	Camden Property Trust	42,400	3,017
	Alexandria Real Estate
	Equities Inc.	38,630	2,999
	Lazard Ltd. Class A	55,686	2,871
	Chubb Corp.	30,900	2,848
	CNA Financial Corp.	69,500	2,809
	BOK Financial Corp.	38,571	2,569
	Broadridge Financial
	Solutions Inc.	58,725	2,445
	Legg Mason Inc.	47,500	2,437
	Total System Services Inc.	74,759	2,348
	Navient Corp.	131,845	2,335
	Hartford Financial Services
	Group Inc.	64,184	2,298
	ACE Ltd.	20,902	2,168
	BB&T Corp.	53,000	2,090
	American Financial Group
	Inc.	32,200	1,918

			Market
			Value
		Shares	($000)
	Jack Henry & Associates
	Inc.	31,457	1,870
	Digital Realty Trust Inc.	28,440	1,659
	New York Community
	Bancorp Inc.	86,400	1,381
	Northern Trust Corp.	19,050	1,223
	Interactive Brokers Group
	Inc.	51,335	1,196
	Bank of Hawaii Corp.	20,100	1,180
	SLM Corp.	123,245	1,024
	Federal Realty Investment
	Trust	8,200	992
	Fidelity National Financial
	Inc. Class A	25,361	831
	People’s United Financial
	Inc.	42,614	646
	Invesco Ltd.	12,010	453
	Extra Space Storage Inc.	6,100	325
	Western Union Co.	11,625	202
*	Zillow Inc. Class A	1,200	172
*	FleetCor Technologies Inc.	1,200	158
*	Vantiv Inc. Class A	4,700	158
	Santander Consumer USA
	Holdings Inc.	8,000	156
*	SVB Financial Group	1,300	152
*	Ocwen Financial Corp.	4,000	148
*	Nationstar Mortgage
	Holdings Inc.	4,000	145
*	Ally Financial Inc.	6,000	143
			1,091,914
Health Care (12.7%)
	Johnson & Johnson	816,098	85,380
	Pfizer Inc.	1,690,065	50,161
	Merck & Co. Inc.	761,068	44,028
*	Gilead Sciences Inc.	493,400	40,908
	Amgen Inc.	241,637	28,603
	UnitedHealth Group Inc.	328,662	26,868
*	Biogen Idec Inc.	80,621	25,421
*	Celgene Corp.	279,038	23,964
	AbbVie Inc.	407,600	23,005
	Allergan Inc.	112,730	19,076
*	Express Scripts Holding
	Co.	268,495	18,615
	Medtronic Inc.	263,600	16,807
	Abbott Laboratories	407,600	16,671
	Thermo Fisher Scientific
	Inc.	140,056	16,527
	Bristol-Myers Squibb Co.	315,622	15,311
	McKesson Corp.	73,424	13,672
	WellPoint Inc.	116,816	12,571
	Eli Lilly & Co.	193,109	12,006
*	Alexion Pharmaceuticals
	Inc.	76,516	11,956
	Aetna Inc.	144,422	11,710
*	Actavis plc	51,675	11,526

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Forest Laboratories Inc.	111,700	11,058
	Cigna Corp.	118,300	10,880
	Cardinal Health Inc.	145,512	9,976
*	Vertex Pharmaceuticals Inc.	102,688	9,722
	Becton Dickinson and Co.	80,600	9,535
*	Mylan Inc.	183,570	9,465
	Humana Inc.	72,800	9,298
	Stryker Corp.	109,200	9,208
	Baxter International Inc.	127,341	9,207
	St. Jude Medical Inc.	131,832	9,129
	Zimmer Holdings Inc.	81,170	8,430
	AmerisourceBergen Corp.
	Class A	115,100	8,363
	Perrigo Co. plc	56,503	8,236
	Zoetis Inc.	209,082	6,747
	Universal Health Services
	Inc. Class B	67,400	6,454
*	Henry Schein Inc.	53,700	6,373
*	Hospira Inc.	118,240	6,074
*	Endo International plc	83,447	5,843
*	Laboratory Corp. of
	America Holdings	53,400	5,468
	PerkinElmer Inc.	109,504	5,129
*	QIAGEN NV	205,602	5,027
*	Myriad Genetics Inc.	127,700	4,970
	Cooper Cos. Inc.	33,500	4,540
	DENTSPLY International
	Inc.	95,800	4,536
*	CareFusion Corp.	101,296	4,492
	Techne Corp.	46,700	4,323
	Quest Diagnostics Inc.	72,800	4,273
	CR Bard Inc.	29,300	4,190
*	Regeneron Pharmaceuticals
	Inc.	14,800	4,181
	Teleflex Inc.	37,000	3,907
	Covidien plc	36,200	3,264
*	Health Net Inc.	78,100	3,244
	Patterson Cos. Inc.	73,530	2,905
	Omnicare Inc.	40,900	2,723
*	Varian Medical Systems Inc.	30,000	2,494
*	Incyte Corp. Ltd.	21,900	1,236
*	Medivation Inc.	14,754	1,137
*	Boston Scientific Corp.	84,750	1,082
*	Mallinckrodt plc	6,525	522
*	DaVita HealthCare Partners
	Inc.	6,700	485
*	Intuitive Surgical Inc.	1,030	424
*	Brookdale Senior Living Inc.	8,400	280
*	Illumina Inc.	1,000	178
*	Pharmacyclics Inc.	1,900	170
*	HCA Holdings Inc.	3,000	169
*	United Therapeutics Corp.	1,900	168
*	Bio-Rad Laboratories Inc.
	Class A	1,400	168
*	Centene Corp.	2,200	166

			Market
			Value
		Shares	($000)
*	Alkermes plc	3,300	166
*	Charles River Laboratories
	International Inc.	3,100	166
*	Quintiles Transnational
	Holdings Inc.	3,100	165
*	MEDNAX Inc.	2,800	163
*	athenahealth Inc.	1,300	163
*	Bruker Corp.	6,700	163
*	Covance Inc.	1,900	163
*	Align Technology Inc.	2,900	162
*	Premier Inc. Class A	5,600	162
*	BioMarin Pharmaceutical
	Inc.	2,600	162
*	Seattle Genetics Inc.	4,200	161
*	Cubist Pharmaceuticals Inc.	2,300	161
*	IDEXX Laboratories Inc.	1,200	160
*	Cerner Corp.	3,100	160
*	Catamaran Corp.	3,600	159
*	Allscripts Healthcare
	Solutions Inc.	9,900	159
*	Community Health Systems
	Inc.	3,500	159
*	Alnylam Pharmaceuticals
	Inc.	2,500	158
*	VCA Inc.	4,500	158
*	Veeva Systems Inc. Class A	6,200	158
*	Sirona Dental Systems Inc.	1,900	157
*	LifePoint Hospitals Inc.	2,500	155
*	Tenet Healthcare Corp.	3,300	155
*	Hologic Inc.	6,100	155
*	Edwards Lifesciences Corp.	1,800	154
*	Envision Healthcare
	Holdings Inc.	4,300	154
*	Alere Inc.	4,000	150
*	Salix Pharmaceuticals Ltd.	1,200	148
*	Jazz Pharmaceuticals plc	1,000	147
*	Intercept Pharmaceuticals
	Inc.	600	142
			759,380
Materials & Processing (4.3%)
	Precision Castparts Corp.	54,700	13,806
	Praxair Inc.	103,500	13,749
	LyondellBasell Industries
	NV Class A	132,900	12,978
	Ecolab Inc.	104,738	11,662
	Freeport-McMoRan Copper
	& Gold Inc.	299,807	10,943
	Monsanto Co.	87,134	10,869
	EI du Pont de Nemours &
	Co.	160,300	10,490
	Dow Chemical Co.	191,940	9,877
	Sherwin-Williams Co.	40,131	8,303
	CF Industries Holdings Inc.	31,660	7,615
	Sigma-Aldrich Corp.	65,500	6,647
	Newmont Mining Corp.	257,868	6,560

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Nucor Corp.	129,600	6,383
	Celanese Corp. Class A	99,111	6,371
	Ball Corp.	100,000	6,268
	Fastenal Co.	126,000	6,236
	FMC Corp.	80,900	5,759
	Vulcan Materials Co.	87,217	5,560
*	Crown Holdings Inc.	111,000	5,523
*	WR Grace & Co.	57,689	5,453
	Westlake Chemical Corp.	63,608	5,328
	Martin Marietta Materials
	Inc.	40,200	5,308
*	Owens-Illinois Inc.	150,780	5,223
*	Tahoe Resources Inc.	193,851	5,079
	Valspar Corp.	65,700	5,006
	Cytec Industries Inc.	47,400	4,997
	Rockwood Holdings Inc.	62,760	4,769
	Airgas Inc.	43,400	4,727
	Albemarle Corp.	63,000	4,504
	Sealed Air Corp.	122,572	4,188
	United States Steel Corp.	156,500	4,075
	Owens Corning	104,987	4,061
	Valmont Industries Inc.	25,537	3,880
	Reliance Steel &
	Aluminum Co.	46,300	3,413
	Mosaic Co.	68,100	3,368
	Lennox International Inc.	35,090	3,143
	Eastman Chemical Co.	35,507	3,102
	Scotts Miracle-Gro Co.
	Class A	51,099	2,905
	Allegheny Technologies
	Inc.	50,100	2,260
	Packaging Corp. of
	America	26,600	1,902
	International Paper Co.	35,900	1,812
	Royal Gold Inc.	21,768	1,657
	Southern Copper Corp.	39,524	1,200
	Air Products & Chemicals
	Inc.	5,700	733
*	MRC Global Inc.	13,981	396
*	Platform Specialty
	Products Corp.	5,700	160
*	Armstrong World
	Industries Inc.	2,700	155
*	USG Corp.	5,100	154
*	Hexcel Corp.	3,700	151
	Cliffs Natural Resources
	Inc.	261	4
			258,712
Producer Durables (11.2%)
	General Electric Co.	2,744,267	72,119
	United Technologies
	Corp.	280,100	32,338
	Boeing Co.	236,770	30,124
	Union Pacific Corp.	262,428	26,177
	3M Co.	154,200	22,088

			Market
			Value
		Shares	($000)
	FedEx Corp.	116,000	17,560
	Danaher Corp.	216,200	17,021
	United Parcel Service Inc.
	Class B	147,300	15,122
	General Dynamics Corp.	121,400	14,149
	Caterpillar Inc.	128,820	13,999
	Delta Air Lines Inc.	351,400	13,606
	Honeywell International Inc.	140,800	13,087
	Norfolk Southern Corp.	121,650	12,534
	Illinois Tool Works Inc.	141,200	12,364
	CSX Corp.	389,800	12,010
	Cummins Inc.	75,400	11,634
	Southwest Airlines Co.	366,337	9,840
	Deere & Co.	104,800	9,490
	Emerson Electric Co.	142,400	9,450
	Agilent Technologies Inc.	156,606	8,995
	PACCAR Inc.	142,910	8,979
	Northrop Grumman Corp.	72,268	8,645
	Parker Hannifin Corp.	67,500	8,487
	Accenture plc Class A	97,213	7,859
	Raytheon Co.	80,915	7,464
	Roper Industries Inc.	49,700	7,257
	Xerox Corp.	577,604	7,185
	WW Grainger Inc.	27,000	6,865
	AMETEK Inc.	127,475	6,664
	L-3 Communications
	Holdings Inc.	54,000	6,521
	Flowserve Corp.	87,550	6,509
	Waste Management Inc.	140,297	6,276
	Fluor Corp.	81,200	6,244
	Textron Inc.	157,920	6,047
	Pall Corp.	69,300	5,918
	Wabtec Corp.	71,600	5,913
	Expeditors International of
	Washington Inc.	133,861	5,911
*	Stericycle Inc.	49,808	5,898
	IDEX Corp.	71,845	5,801
	Rockwell Collins Inc.	73,700	5,759
*	Waters Corp.	53,150	5,551
*	Mettler-Toledo International
	Inc.	21,600	5,469
*	Quanta Services Inc.	156,048	5,396
*	Verisk Analytics Inc.
	Class A	82,805	4,970
	Huntington Ingalls
	Industries Inc.	52,000	4,919
	FLIR Systems Inc.	141,500	4,914
	Carlisle Cos. Inc.	56,500	4,894
	JB Hunt Transport Services
	Inc.	64,896	4,788
	Manitowoc Co. Inc.	144,200	4,738
*	Jacobs Engineering Group
	Inc.	88,766	4,729
	Manpowergroup Inc.	54,600	4,633
	Cintas Corp.	70,766	4,497

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Oshkosh Corp.	80,757	4,484
	Terex Corp.	108,966	4,479
	Alliant Techsystems Inc.	33,100	4,433
*	Zebra Technologies Corp.	53,557	4,409
	Donaldson Co. Inc.	103,200	4,367
*	United Continental
	Holdings Inc.	104,100	4,275
	Toro Co.	66,100	4,204
	Robert Half International
	Inc.	87,500	4,177
*	AECOM Technology Corp.	128,801	4,147
	Lockheed Martin Corp.	25,530	4,103
	SPX Corp.	37,400	4,047
	MSC Industrial Direct Co.
	Inc. Class A	41,700	3,988
	Landstar System Inc.	59,989	3,839
	Automatic Data Processing
	Inc.	47,100	3,734
	TransDigm Group Inc.	21,334	3,568
	Xylem Inc.	87,100	3,404
	Towers Watson & Co.
	Class A	31,300	3,262
	Joy Global Inc.	52,500	3,233
	Lexmark International Inc.
	Class A	50,300	2,422
	Stanley Black & Decker Inc.	26,745	2,349
	Eaton Corp. plc	29,894	2,307
	Graco Inc.	27,658	2,160
	KBR Inc.	89,249	2,129
	Allison Transmission
	Holdings Inc.	68,285	2,124
	ITT Corp.	43,550	2,095
	Exelis Inc.	87,100	1,479
*	Navistar International Corp.	36,334	1,362
	AGCO Corp.	24,100	1,355
*	Copart Inc.	32,100	1,154
	Iron Mountain Inc.	26,946	955
	Republic Services Inc.
	Class A	19,512	741
*	American Airlines Group Inc.	15,800	679
	ADT Corp.	15,050	526
	Ryder System Inc.	5,600	493
*	Pentair plc	6,070	438
	Babcock & Wilcox Co.	10,920	355
*	Genpact Ltd.	9,100	160
*	Old Dominion Freight Line
	Inc.	2,500	159
*	CoStar Group Inc.	1,000	158
*	B/E Aerospace Inc.	1,700	157
*	United Rentals Inc.	1,500	157
	Foster Wheeler AG	4,600	157
*	Trimble Navigation Ltd.	4,200	155
*	Clean Harbors Inc.	2,400	154
*	HD Supply Holdings Inc.	5,400	153
*	Kirby Corp.	1,300	152

			Market
			Value
		Shares	($000)
*	Spirit Airlines Inc.	2,400	152
*	Spirit AeroSystems
	Holdings Inc. Class A	4,500	152
*	IHS Inc. Class A	1,100	149
*	Colfax Corp.	2,000	149
*	Genesee & Wyoming Inc.
	Class A	1,400	147
*	WESCO International Inc.	1,700	147
	CH Robinson Worldwide
	Inc.	2,249	144
	Copa Holdings SA Class A	1,000	143
*	Middleby Corp.	800	66
			669,494
Technology (16.1%)
	Apple Inc.	1,821,360	169,259
	Microsoft Corp.	2,262,278	94,337
	International Business
	Machines Corp.	300,858	54,537
*	Google Inc. Class A	88,578	51,789
*	Google Inc. Class C	89,638	51,567
	Oracle Corp.	1,060,834	42,996
*	Facebook Inc. Class A	627,917	42,253
	Intel Corp.	1,266,085	39,122
	QUALCOMM Inc.	472,620	37,432
	Cisco Systems Inc.	1,395,220	34,671
	EMC Corp.	731,900	19,278
	Texas Instruments Inc.	389,800	18,629
*	Adobe Systems Inc.	199,900	14,465
	Hewlett-Packard Co.	365,623	12,314
*	Yahoo! Inc.	347,320	12,201
*	Cognizant Technology
	Solutions Corp. Class A	248,094	12,134
	Corning Inc.	478,200	10,496
	Intuit Inc.	126,660	10,200
*	Micron Technology Inc.	296,400	9,766
	Broadcom Corp. Class A	255,750	9,493
	Western Digital Corp.	98,400	9,082
*	salesforce.com inc	135,691	7,881
	Amphenol Corp. Class A	79,800	7,688
	Applied Materials Inc.	335,600	7,568
*	Autodesk Inc.	129,388	7,295
*	SBA Communications
	Corp. Class A	71,003	7,264
	Symantec Corp.	316,351	7,244
*	Juniper Networks Inc.	289,429	7,103
	NetApp Inc.	181,663	6,634
	KLA-Tencor Corp.	90,600	6,581
	Lam Research Corp.	96,945	6,552
	Analog Devices Inc.	118,166	6,389
	NVIDIA Corp.	329,244	6,104
	Linear Technology Corp.	124,200	5,846
*	Citrix Systems Inc.	91,756	5,739
	Altera Corp.	164,935	5,733
*	Arrow Electronics Inc.	89,700	5,419
*	VeriFone Systems Inc.	145,152	5,334

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Computer Sciences Corp.	78,900	4,986
	Brocade Communications
	Systems Inc.	532,900	4,903
*	NCR Corp.	138,734	4,868
	Avnet Inc.	108,600	4,812
	Motorola Solutions Inc.	69,204	4,607
*	Cadence Design Systems
	Inc.	254,660	4,454
*	Synopsys Inc.	113,190	4,394
*	Ingram Micro Inc.	148,402	4,335
	Solera Holdings Inc.	63,396	4,257
	Teradyne Inc.	215,545	4,225
	DST Systems Inc.	42,800	3,945
*	Tech Data Corp.	62,310	3,896
*	AOL Inc.	96,440	3,837
*	Teradata Corp.	84,664	3,404
*	Rovi Corp.	141,500	3,390
	Xilinx Inc.	71,336	3,375
	CA Inc.	113,266	3,255
*	Zynga Inc. Class A	950,300	3,050
	Activision Blizzard Inc.	135,400	3,019
*	Atmel Corp.	265,500	2,488
	IAC/InterActiveCorp	24,515	1,697
	Microchip Technology Inc.	31,400	1,533
	Amdocs Ltd.	12,000	556
*	VeriSign Inc.	10,305	503
	Harris Corp.	4,300	326
*	FireEye Inc.	4,600	187
*	VMware Inc. Class A	1,900	184
*	Fortinet Inc.	7,300	183
*	Splunk Inc.	3,300	183
*	NetSuite Inc.	2,100	182
*	PTC Inc.	4,700	182
*	Twitter Inc.	4,400	180
*	Workday Inc. Class A	2,000	180
*	ServiceNow Inc.	2,900	180
*	Tableau Software Inc.
	Class A	2,500	178
*	Concur Technologies Inc.	1,900	177
*	Red Hat Inc.	3,200	177
*	MICROS Systems Inc.	2,600	177
*	Electronic Arts Inc.	4,900	176
*	TIBCO Software Inc.	8,700	175
*	ANSYS Inc.	2,300	174
*	SolarWinds Inc.	4,500	174
	Avago Technologies Ltd.
	Class A	2,400	173
*	IMS Health Holdings Inc.	6,700	172
*	LinkedIn Corp. Class A	1,000	171
*	Informatica Corp.	4,800	171
*	Nuance Communications
	Inc.	9,000	169
*	Yelp Inc. Class A	2,200	169
*	Equinix Inc.	800	168
*	Palo Alto Networks Inc.	2,000	168

			Market
			Value
		Shares	($000)
*	3D Systems Corp.	2,800	167
*	Advanced Micro Devices
	Inc.	39,800	167
*	SunEdison Inc.	7,300	165
*	Akamai Technologies Inc.	2,700	165
*	Cree Inc.	3,300	165
*	Sabre Corp.	8,100	162
*	Gartner Inc.	2,300	162
*	Riverbed Technology Inc.	7,800	161
*	JDS Uniphase Corp.	12,900	161
*	ON Semiconductor Corp.	17,500	160
*	Dolby Laboratories Inc.
	Class A	3,700	160
	Skyworks Solutions Inc.	3,400	160
*	Groupon Inc. Class A	24,100	160
*	IPG Photonics Corp.	2,300	158
*	Freescale Semiconductor
	Ltd.	6,700	157
*	F5 Networks Inc.	1,400	156
*	EchoStar Corp. Class A	2,900	154
*	ARRIS Group Inc.	4,700	153
*	Knowles Corp.	4,900	151
*	CommScope Holding Co.
	Inc.	6,500	150
*	Rackspace Hosting Inc.	4,400	148
*	Stratasys Ltd.	1,300	148
			960,410
Utilities (5.0%)
	Verizon Communications
	Inc.	1,046,214	51,191
	AT&T Inc.	1,339,737	47,373
	NextEra Energy Inc.	146,807	15,045
	Dominion Resources Inc.	150,312	10,750
	Sempra Energy	100,336	10,506
	Duke Energy Corp.	111,730	8,289
	Edison International	140,100	8,141
	PG&E Corp.	145,600	6,992
	NRG Energy Inc.	186,206	6,927
	Northeast Utilities	142,899	6,755
*	Level 3 Communications
	Inc.	145,470	6,388
*	Calpine Corp.	267,480	6,369
	Wisconsin Energy Corp.	128,884	6,047
	AES Corp.	386,798	6,015
*	T-Mobile US Inc.	171,217	5,756
	Southern Co.	124,900	5,668
	CenterPoint Energy Inc.	217,600	5,557
	American Water Works
	Co. Inc.	108,408	5,361
*	Sprint Corp.	626,842	5,347
	MDU Resources Group
	Inc.	148,850	5,225
	CMS Energy Corp.	164,986	5,139
	Energen Corp.	56,300	5,004
	OGE Energy Corp.	127,700	4,990

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
ITC Holdings Corp.	129,279	4,716
National Fuel Gas Co.	59,025	4,622
Integrys Energy Group Inc.	61,481	4,373
SCANA Corp.	80,500	4,332
Exelon Corp.	118,400	4,319
Aqua America Inc.	155,828	4,086
UGI Corp.	68,173	3,443
American Electric Power
Co. Inc.	60,600	3,380
Telephone & Data Systems
Inc.	124,547	3,252
Questar Corp.	115,800	2,872
* United States Cellular Corp.	67,334	2,747
Consolidated Edison Inc.	44,100	2,546
NiSource Inc.	56,490	2,222
CenturyLink Inc.	56,364	2,040
* tw telecom inc Class A	38,800	1,564
Entergy Corp.	15,600	1,281
FirstEnergy Corp.	2,963	103
Frontier Communications
Corp.	5	—
		296,733
Total Common Stocks
(Cost $2,988,975)		5,982,036
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity
Fund, 0.111%
(Cost $5,674)	5,673,830	5,674
Total Investments (100.3%)
(Cost $2,994,649)		5,987,710
Other Assets and Liabilities (-0.3%)
Other Assets		54,211
Liabilities		(71,957)
		(17,746)
Net Assets (100%)		5,969,964

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,957,806
Undistributed Net Investment Income	41,068
Accumulated Net Realized Losses	(21,971)
Unrealized Appreciation (Depreciation)	2,993,061
Net Assets	5,969,964

Admiral Shares—Net Assets
Applicable to 54,364,079 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	5,463,073
Net Asset Value Per Share—
Admiral Shares	$100.49

Institutional Shares—Net Assets
Applicable to 10,149,776 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	506,891
Net Asset Value Per Share—
Institutional Shares	$49.94

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends	49,534
Interest[1]	3
Total Income	49,537
Expenses
The Vanguard Group—Note B
Investment Advisory Services	621
Management and Administrative—Admiral Shares	2,112
Management and Administrative—Institutional Shares	104
Marketing and Distribution—Admiral Shares	356
Marketing and Distribution—Institutional Shares	31
Custodian Fees	19
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	3,260
Net Investment Income	46,277
Realized Net Gain (Loss) on Investment Securities Sold	11,317
Change in Unrealized Appreciation (Depreciation) of Investment Securities	345,929
Net Increase (Decrease) in Net Assets Resulting from Operations	403,523
1 Interest income from an affiliated company of the fund was $3,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	46,277	82,160
Realized Net Gain (Loss)	11,317	3,156
Change in Unrealized Appreciation (Depreciation)	345,929	1,297,582
Net Increase (Decrease) in Net Assets Resulting from Operations	403,523	1,382,898
Distributions
Net Investment Income
Admiral Shares	(488)	(75,511)
Institutional Shares	(50)	(7,196)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(538)	(82,707)
Capital Share Transactions
Admiral Shares	54,234	147,843
Institutional Shares	4,382	41,279
Net Increase (Decrease) from Capital Share Transactions	58,616	189,122
Total Increase (Decrease)	461,601	1,489,313
Net Assets
Beginning of Period	5,508,363	4,019,050
End of Period[1]	5,969,964	5,508,363
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $41,068,000 and ($4,671,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$93.70	$71.17	$62.36	$62.56	$54.72	$43.04
Investment Operations
Net Investment Income	.779	1.414	1.384	1.072	.915	.855
Net Realized and Unrealized Gain (Loss)
on Investments	6.020	22.537	8.806	(.202)	7.849	11.673
Total from Investment Operations	6.799	23.951	10.190	.870	8.764	12.528
Distributions
Dividends from Net Investment Income	(.009)	(1.421)	(1.380)	(1.070)	(.924)	(.848)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.009)	(1.421)	(1.380)	(1.070)	(.924)	(.848)
Net Asset Value, End of Period	$100.49	$93.70	$71.17	$62.36	$62.56	$54.72

Total Return[1]	7.26%	33.67%	16.35%	1.38%	16.02%	29.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,463	$5,040	$3,702	$3,305	$2,860	$2,526
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.68%	1.71%	1.96%	1.65%	1.59%	1.80%
Portfolio Turnover Rate	8%	4%	3%	2%	7%	26%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$46.56	$35.36	$30.98	$31.09	$27.19	$21.38
Investment Operations
Net Investment Income	. 396.719		.702	. 548	. 466	. 439
Net Realized and Unrealized Gain (Loss)
on Investments	2.989	11.203	4.379	(.113)	3.905	5.806
Total from Investment Operations	3.385	11.922	5.081	.435	4.371	6.245
Distributions
Dividends from Net Investment Income	(. 005)	(.722)	(.701)	(. 545)	(. 471)	(. 435)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(. 005)	(.722)	(.701)	(. 545)	(. 471)	(. 435)
Net Asset Value, End of Period	$49.94	$46.56	$35.36	$30.98	$31.09	$27.19

Total Return[1]	7.27%	33.73%	16.41%	1.39%	16.08%	29.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$507	$468	$317	$302	$282	$225
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.72%	1.75%	2.00%	1.69%	1.63%	1.86%
Portfolio Turnover Rate	8%	4%	3%	2%	7%	26%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Tax-Managed Capital Appreciation Fund

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $601,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2014, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $33,288,000 to offset future net capital gains. Of this amount, $13,590,000 is subject to expiration on December 31, 2018. Capital losses of $19,698,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $2,994,908,000. Net unrealized appreciation of investment securities for tax purposes was $2,992,802,000, consisting of unrealized gains of $2,996,200,000 on securities that had risen in value since their purchase and $3,398,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2014, the fund purchased $344,516,000 of investment securities and sold $223,234,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2014		December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	158,968	1,678	305,664	3,728
Issued in Lieu of Cash Distributions	373	4	59,261	637
Redeemed	(105,107)	(1,108)	(217,082)	(2,592)
Net Increase (Decrease)—Admiral Shares	54,234	574	147,843	1,773
Institutional Shares
Issued	7,485	159	74,366	1,922
Issued in Lieu of Cash Distributions	31	1	4,418	96
Redeemed	(3,134)	(67)	(37,505)	(921)
Net Increase (Decrease) —Institutional Shares	4,382	93	41,279	1,097

G. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Admiral	Institutional
	Shares		Shares
Ticker Symbol	VTMSX		VTSIX
Expense Ratio[1]	0.12%		0.08%
30-Day SEC Yield	1.04%		1.08%

Portfolio Characteristics
			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund 600 Index		Index
Number of Stocks	604	600	3,730
Median Market Cap	$1.6B	$1.7B	$45.5B
Price/Earnings Ratio	27.3x	27.9x	20.7x
Price/Book Ratio	2.3x	2.3x	2.7x
Return on Equity	11.7%	11.4%	17.4%
Earnings Growth
Rate	14.5%	14.3%	14.4%
Dividend Yield	1.1%	1.2%	1.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	33%	—	—
Short-Term Reserves	0.2%	—	—

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	FA Index
R-Squared	1.00	0.92
Beta	1.00	1.19

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)

Questcor
Pharmaceuticals Inc.	Pharmaceuticals	0.8%
Centene Corp.	Managed Health
	Care	0.6
Teledyne Technologies	Aerospace &
Inc.	Defense	0.5
Toro Co.	Construction & Farm
	Machinery & Heavy
	Trucks	0.5
Darling Ingredients Inc.	Agricultural Products	0.5
EnerSys	Electrical
	Components &
	Equipment	0.5
Moog Inc.	Aerospace &
	Defense	0.5
Synaptics Inc.	Semiconductors	0.5
Cognex Corp.	Electronic Equipment
	& Instruments	0.5
Buffalo Wild Wings Inc.	Restaurants	0.5
Top Ten		5.4%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Sector Diversification (% of equity exposure)

			DJ
			U.S.
			Total
		S&P	Market
		SmallCap	FA
	Fund 600 Index		Index
Consumer Discretionary 14.3%		14.1%	12.6%
Consumer Staples	3.7	3.6	8.2
Energy	5.1	5.0	10.0
Financials	21.2	21.4	17.3
Health Care	11.2	11.1	13.0
Industrials	15.9	15.8	11.5
Information Technology	17.9	18.3	18.1
Materials	6.4	6.4	3.9
Telecommunication
Services	0.4	0.5	2.2
Utilities	3.9	3.8	3.2

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	3/25/1999	25.40%	21.85%	9.95%
Institutional Shares	4/21/1999	25.43	21.92	10.01

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2014

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (14.3%)
*	Buffalo Wild Wings Inc.	99,055	16,414
	Men’s Wearhouse Inc.	238,308	13,298
	Wolverine World Wide Inc.	504,356	13,144
	Pool Corp.	231,588	13,099
	Cracker Barrel Old Country
	Store Inc.	125,473	12,493
	Jack in the Box Inc.	206,360	12,349
	Lithia Motors Inc. Class A	118,645	11,161
*	Lumber Liquidators
	Holdings Inc.	145,053	11,017
*	Iconix Brand Group Inc.	254,607	10,933
*	Steven Madden Ltd.	317,039	10,874
*	Genesco Inc.	126,716	10,407
	Ryland Group Inc.	243,668	9,610
	Group 1 Automotive Inc.	113,325	9,554
*	Skechers U.S.A. Inc.
	Class A	208,818	9,543
*	Marriott Vacations
	Worldwide Corp.	160,369	9,402
*	Helen of Troy Ltd.	139,978	8,487
	Monro Muffler Brake Inc.	157,386	8,371
	Texas Roadhouse Inc.
	Class A	315,114	8,193
*	Meritage Homes Corp.	188,693	7,965
*	Dorman Products Inc.	160,540	7,918
*	Pinnacle Entertainment Inc.	309,256	7,787
	Finish Line Inc. Class A	260,548	7,749
*	G-III Apparel Group Ltd.	92,467	7,551
	Papa John’s International
	Inc.	168,485	7,142
*	Vitamin Shoppe Inc.	160,487	6,904
	DineEquity Inc.	85,867	6,826
*	Standard Pacific Corp.	789,054	6,786
*	Crocs Inc.	448,163	6,736
*	Hibbett Sports Inc.	121,195	6,565
	Buckle Inc.	146,614	6,504
	La-Z-Boy Inc.	276,788	6,413

			Market
			Value
		Shares	($000)
*	Outerwall Inc.	105,505	6,262
	Brown Shoe Co. Inc.	216,721	6,200
*	Sonic Corp.	278,277	6,144
*	iRobot Corp.	149,872	6,137
*	Select Comfort Corp.	292,294	6,039
	Sturm Ruger & Co. Inc.	102,228	6,032
	Children’s Place Inc.	118,182	5,865
	Matthews International
	Corp. Class A	139,522	5,800
	Drew Industries Inc.	115,082	5,755
	Oxford Industries Inc.	76,137	5,076
	Bob Evans Farms Inc.	99,546	4,982
*	Red Robin Gourmet
	Burgers Inc.	68,898	4,906
	Standard Motor Products
	Inc.	109,231	4,879
	Sonic Automotive Inc.
	Class A	182,612	4,872
*	Boyd Gaming Corp.	397,724	4,824
	Interval Leisure Group Inc.	206,960	4,541
*	Multimedia Games Holding
	Co. Inc.	153,137	4,539
*	BJ’s Restaurants Inc.	129,819	4,532
*	Barnes & Noble Inc.	196,060	4,468
	Scholastic Corp.	129,738	4,423
	Cato Corp. Class A	142,423	4,401
	Movado Group Inc.	95,523	3,980
*	Universal Electronics Inc.	80,967	3,958
*	Winnebago Industries Inc.	148,523	3,740
*	Tuesday Morning Corp.	193,792	3,453
*	EW Scripps Co. Class A	162,660	3,442
	Ethan Allen Interiors Inc.	137,912	3,412
*	Biglari Holdings Inc.	7,727	3,268
*	Pep Boys-Manny Moe &
	Jack	282,442	3,237
*	American Public Education
	Inc.	93,816	3,225
*	Zumiez Inc.	116,667	3,219
	Stage Stores Inc.	172,072	3,216
	Regis Corp.	227,980	3,210

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Capella Education Co.	58,972	3,208
	Callaway Golf Co.	377,269	3,139
*	M/I Homes Inc.	128,729	3,124
*	FTD Cos. Inc.	98,099	3,119
*	Francesca’s Holdings Corp.	207,954	3,065
*	Strayer Education Inc.	56,727	2,979
	Arctic Cat Inc.	70,841	2,793
	Fred’s Inc. Class A	180,459	2,759
	Haverty Furniture Cos. Inc.	105,783	2,658
	Nutrisystem Inc.	151,556	2,593
	Superior Industries
	International Inc.	123,302	2,543
*	Quiksilver Inc.	675,733	2,419
*	Scientific Games Corp.
	Class A	217,489	2,418
	Ruth’s Hospitality Group
	Inc.	189,788	2,344
*	Ruby Tuesday Inc.	305,837	2,321
*	MarineMax Inc.	128,625	2,153
	Stein Mart Inc.	147,849	2,054
	Marcus Corp.	99,316	1,813
*	Blue Nile Inc.	63,248	1,771
*	Christopher & Banks Corp.	195,164	1,710
	Harte-Hanks Inc.	230,888	1,660
*	Kirkland’s Inc.	79,519	1,475
	PetMed Express Inc.	106,561	1,436
*	Career Education Corp.	304,502	1,425
*	ITT Educational Services
	Inc.	74,915	1,250
	Universal Technical Institute
	Inc.	98,314	1,194
*	Perry Ellis International Inc.	66,187	1,154
*	Sizmek Inc.	111,826	1,066
	Big 5 Sporting Goods Corp.	85,025	1,043
*	VOXX International Corp.
	Class A	99,852	940
*	Monarch Casino & Resort
	Inc.	51,290	777
	Spartan Motors Inc.	82,378	374
*	Aeropostale Inc.	16,726	58
			508,067
Consumer Staples (3.7%)
*	Darling Ingredients Inc.	847,434	17,711
*	TreeHouse Foods Inc.	192,009	15,374
	Casey’s General Stores Inc.	202,948	14,265
	Sanderson Farms Inc.	106,768	10,378
*	Boston Beer Co. Inc.
	Class A	46,040	10,291
	B&G Foods Inc.	279,838	9,148
	J&J Snack Foods Corp.	76,755	7,224
	Andersons Inc.	138,752	7,157
	Snyder’s-Lance Inc.	256,575	6,789
	Cal-Maine Foods Inc.	78,844	5,860
	WD-40 Co.	77,158	5,804
	SpartanNash Co.	195,189	4,101

			Market
			Value
		Shares	($000)
*	Diamond Foods Inc.	107,684	3,037
*	Annie’s Inc.	89,388	3,023
	Inter Parfums Inc.	89,299	2,639
	Calavo Growers Inc.	72,605	2,456
*	Central Garden and Pet Co.
	Class A	222,764	2,049
*	Medifast Inc.	63,158	1,921
*	Seneca Foods Corp.
	Class A	40,927	1,252
*	Alliance One International
	Inc.	435,620	1,089
			131,568
Energy (5.1%)
	Bristow Group Inc.	191,635	15,450
*	Carrizo Oil & Gas Inc.	216,978	15,028
	Exterran Holdings Inc.	308,708	13,889
*	Stone Energy Corp.	286,239	13,393
*	PDC Energy Inc.	188,073	11,877
*	SEACOR Holdings Inc.	98,694	8,118
*	C&J Energy Services Inc.	238,935	8,071
*	Hornbeck Offshore
	Services Inc.	170,910	8,019
	Comstock Resources Inc.	237,176	6,840
*	Cloud Peak Energy Inc.	320,099	5,896
*	Pioneer Energy Services
	Corp.	329,969	5,788
*	Newpark Resources Inc.	461,479	5,750
	Green Plains Inc.	164,325	5,401
*	Basic Energy Services Inc.	178,187	5,207
*	Northern Oil and Gas Inc.	313,206	5,102
*	Penn Virginia Corp.	289,429	4,906
*	TETRA Technologies Inc.	415,593	4,896
*	Matrix Service Co.	137,907	4,522
*	Approach Resources Inc.	184,196	4,187
	Arch Coal Inc.	1,109,006	4,048
*	Geospace Technologies
	Corp.	68,186	3,756
	Tesco Corp.	166,372	3,550
*	Contango Oil & Gas Co.	80,585	3,409
*	Swift Energy Co.	229,579	2,980
*	Era Group Inc.	100,500	2,882
*	ION Geophysical Corp.	644,918	2,721
*	PetroQuest Energy Inc.	240,268	1,807
	Gulf Island Fabrication Inc.	67,572	1,454
*	Synergy Resources Corp.	89,724	1,189
*	Forest Oil Corp.	85,009	194
			180,330
Exchange-Traded Fund (3.3%)
2	Vanguard REIT ETF	1,600,000	119,744

Financials (17.8%)
*	Portfolio Recovery
	Associates Inc.	264,492	15,745
*	Stifel Financial Corp.	312,088	14,777

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	ProAssurance Corp.	306,021	13,587
	Geo Group Inc.	378,885	13,538
	UMB Financial Corp.	195,174	12,372
*	Texas Capital Bancshares
	Inc.	224,776	12,127
	Bank of the Ozarks Inc.	336,953	11,271
	FNB Corp.	866,408	11,107
	Glacier Bancorp Inc.	388,196	11,017
	Wintrust Financial Corp.	239,271	11,006
	Financial Engines Inc.	237,789	10,767
	MarketAxess Holdings Inc.	198,064	10,707
	United Bankshares Inc.	327,575	10,590
	Susquehanna Bancshares
	Inc.	986,792	10,420
	Evercore Partners Inc.
	Class A	176,714	10,186
	First Financial Bankshares
	Inc.	320,495	10,054
	PrivateBancorp Inc.	344,438	10,009
	Tanger Factory Outlet
	Centers Inc.	266,561	9,322
*	First Cash Financial
	Services Inc.	152,488	8,782
	RLI Corp.	180,320	8,255
	Home BancShares Inc.	250,226	8,212
	EPR Properties	145,311	8,119
	CVB Financial Corp.	493,072	7,904
	Old National Bancorp	552,237	7,886
	MB Financial Inc.	289,898	7,842
*	Virtus Investment Partners
	Inc.	36,456	7,720
	Community Bank System
	Inc.	212,434	7,690
	Post Properties Inc.	141,346	7,556
	Selective Insurance Group
	Inc.	294,157	7,272
	Columbia Banking System
	Inc.	270,452	7,116
	DiamondRock Hospitality
	Co.	551,141	7,066
	Pinnacle Financial Partners
	Inc.	174,667	6,896
	Sovran Self Storage Inc.	89,235	6,893
	Healthcare Realty Trust Inc.	266,921	6,785
	Northwest Bancshares Inc.	496,894	6,743
	First Midwest Bancorp Inc.	395,874	6,742
	Cash America International
	Inc.	150,623	6,692
	BBCN Bancorp Inc.	417,672	6,662
	Horace Mann Educators
	Corp.	211,037	6,599
	National Penn Bancshares
	Inc.	619,783	6,557
	HFF Inc. Class A	175,062	6,511
	Cousins Properties Inc.	506,466	6,305

			Market
			Value
		Shares	($000)
	Interactive Brokers Group
	Inc.	263,398	6,135
	Lexington Realty Trust	555,469	6,116
	Medical Properties Trust
	Inc.	453,649	6,006
	Boston Private Financial
	Holdings Inc.	421,053	5,659
*	Encore Capital Group Inc.	123,313	5,601
	NBT Bancorp Inc.	231,779	5,567
	EastGroup Properties Inc.	85,605	5,498
	Associated Estates Realty
	Corp.	301,696	5,437
	First Financial Bancorp	305,686	5,261
	ViewPoint Financial Group
	Inc.	189,916	5,111
	Sterling Bancorp	412,682	4,952
	Provident Financial
	Services Inc.	284,437	4,926
	First Commonwealth
	Financial Corp.	515,918	4,757
	PS Business Parks Inc.	56,609	4,726
	Independent Bank Corp.	122,839	4,715
*	BofI Holding Inc.	63,136	4,639
	Acadia Realty Trust	160,370	4,505
	Greenhill & Co. Inc.	90,000	4,432
*	Piper Jaffray Cos.	85,482	4,425
	Infinity Property & Casualty
	Corp.	61,226	4,116
	Banner Corp.	103,074	4,085
	AMERISAFE Inc.	97,534	3,967
	Government Properties
	Income Trust	154,086	3,912
	S&T Bancorp Inc.	157,294	3,909
	LTC Properties Inc.	100,079	3,907
	Parkway Properties Inc.	187,547	3,873
*	World Acceptance Corp.	50,587	3,843
*	Navigators Group Inc.	56,034	3,757
	City Holding Co.	82,786	3,735
*	eHealth Inc.	97,629	3,707
	Pennsylvania REIT	195,154	3,673
	Capstead Mortgage Corp.	275,348	3,621
	Retail Opportunity
	Investments Corp.	225,655	3,550
	Hanmi Financial Corp.	167,646	3,534
	Sabra Health Care REIT Inc.	122,687	3,522
*	Forestar Group Inc.	183,902	3,511
	Safety Insurance Group Inc.	67,909	3,489
	Brookline Bancorp Inc.	371,529	3,481
	Employers Holdings Inc.	163,751	3,468
	Simmons First National
	Corp. Class A	87,208	3,435
	Wilshire Bancorp Inc.	334,320	3,433
	Stewart Information
	Services Corp.	110,116	3,415
	American Assets Trust Inc.	98,133	3,390

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	United Fire Group Inc.	115,103	3,375
*	Investment Technology
	Group Inc.	197,751	3,338
	United Community Banks
	Inc.	203,793	3,336
	TrustCo Bank Corp. NY	497,241	3,322
*	Ezcorp Inc. Class A	285,279	3,295
	Franklin Street Properties
	Corp.	254,619	3,203
	Oritani Financial Corp.	206,564	3,179
	Cardinal Financial Corp.	167,516	3,092
	Tompkins Financial Corp.	61,293	2,953
*	First BanCorp	519,616	2,827
	Inland Real Estate Corp.	236,089	2,510
	Dime Community
	Bancshares Inc.	154,098	2,433
	Kite Realty Group Trust	356,927	2,192
	HCI Group Inc.	53,342	2,166
	Universal Insurance
	Holdings Inc.	151,068	1,959
	Chesapeake Lodging Trust	64,650	1,954
	CoreSite Realty Corp.	58,614	1,938
	Saul Centers Inc.	37,586	1,827
*	Taylor Capital Group Inc.	80,902	1,730
*	Green Dot Corp. Class A	88,966	1,689
	Universal Health Realty
	Income Trust	37,172	1,616
	Urstadt Biddle Properties
	Inc. Class A	74,978	1,566
	Getty Realty Corp.	78,063	1,489
	Calamos Asset
	Management Inc. Class A	100,432	1,345
	Bank Mutual Corp.	228,998	1,328
	Agree Realty Corp.	41,033	1,240
	Cedar Realty Trust Inc.	185,102	1,157
*	SWS Group Inc.	153,536	1,118
*	CareTrust REIT Inc.	52,229	1,034
	FXCM Inc. Class A	49,053	734
	Meadowbrook Insurance
	Group Inc.	88,045	633
	LaSalle Hotel Properties	964	34
			635,820
Health Care (11.2%)
	Questcor Pharmaceuticals
	Inc.	291,117	26,925
*	Centene Corp.	302,285	22,856
*	PAREXEL International
	Corp.	297,661	15,728
	West Pharmaceutical
	Services Inc.	368,056	15,525
*	Akorn Inc.	375,885	12,498
*	Medidata Solutions Inc.	264,647	11,330
*	Impax Laboratories Inc.	336,516	10,092
*	Amsurg Corp.	212,059	9,664
*	MWI Veterinary Supply Inc.	67,544	9,591

			Market
			Value
		Shares	($000)
*	Haemonetics Corp.	271,070	9,563
*	Air Methods Corp.	184,757	9,543
*	Prestige Brands Holdings
	Inc.	270,310	9,161
*	Magellan Health Inc.	143,035	8,902
	Chemed Corp.	92,520	8,671
*	NuVasive Inc.	235,286	8,369
*	Cyberonics Inc.	129,657	8,098
*	Neogen Corp.	190,652	7,716
*	Medicines Co.	263,681	7,663
	Kindred Healthcare Inc.	330,382	7,632
*	Acorda Therapeutics Inc.	214,981	7,247
*	Lannett Co. Inc.	143,758	7,133
*	Ligand Pharmaceuticals Inc.	107,105	6,672
*	Molina Healthcare Inc.	148,733	6,638
	CONMED Corp.	146,842	6,483
	Cantel Medical Corp.	175,386	6,423
*	Greatbatch Inc.	127,087	6,235
*	Hanger Inc.	183,290	5,764
*	Integra LifeSciences
	Holdings Corp.	121,398	5,713
*	Omnicell Inc.	184,115	5,286
	Analogic Corp.	64,771	5,068
	Abaxis Inc.	110,902	4,914
*	Masimo Corp.	200,418	4,730
*	ABIOMED Inc.	186,602	4,691
*	PharMerica Corp.	157,652	4,507
	Meridian Bioscience Inc.	216,710	4,473
*	ICU Medical Inc.	68,911	4,190
*	IPC The Hospitalist Co. Inc.	89,046	3,938
*	Bio-Reference Labs Inc.	130,106	3,932
	Quality Systems Inc.	229,696	3,687
*	Natus Medical Inc.	145,232	3,651
*	Repligen Corp.	156,323	3,563
	Computer Programs &
	Systems Inc.	55,052	3,501
*	Emergent Biosolutions Inc.	151,592	3,405
*	Affymetrix Inc.	379,349	3,380
*	Luminex Corp.	194,008	3,327
*	Cambrex Corp.	159,867	3,309
*	Merit Medical Systems Inc.	213,723	3,227
	Ensign Group Inc.	103,131	3,205
*	Healthways Inc.	181,930	3,191
*	AMN Healthcare Services
	Inc.	244,530	3,008
*	Amedisys Inc.	170,237	2,850
	Invacare Corp.	154,698	2,842
*	CorVel Corp.	62,605	2,828
*	Anika Therapeutics Inc.	60,143	2,786
*	HealthStream Inc.	106,471	2,587
*	Spectrum Pharmaceuticals
	Inc.	281,336	2,287
*	Gentiva Health Services Inc.	151,635	2,284
*	Cynosure Inc. Class A	102,787	2,184

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Momenta Pharmaceuticals
	Inc.	159,809	1,930
	Landauer Inc.	45,500	1,911
*	Symmetry Medical Inc.	197,593	1,751
*	SurModics Inc.	70,827	1,517
*	Albany Molecular Research
	Inc.	71,780	1,444
*	LHC Group Inc.	66,624	1,424
	CryoLife Inc.	133,208	1,192
*	Sagent Pharmaceuticals
	Inc.	38,526	996
*	Cross Country Healthcare
	Inc.	138,587	904
*	Almost Family Inc.	30,117	665
			398,400
Industrials (15.9%)
*	Teledyne Technologies Inc.	197,413	19,183
	Toro Co.	286,917	18,248
	EnerSys	250,913	17,260
*	Moog Inc. Class A	230,848	16,826
	Curtiss-Wright Corp.	248,333	16,281
	EMCOR Group Inc.	353,868	15,758
	Actuant Corp. Class A	366,011	12,653
	Applied Industrial
	Technologies Inc.	222,543	11,290
	Healthcare Services Group
	Inc.	368,852	10,859
	Hillenbrand Inc.	331,544	10,815
	Mobile Mini Inc.	215,082	10,300
	Tetra Tech Inc.	342,650	9,423
*	Hub Group Inc. Class A	186,908	9,420
*	Orbital Sciences Corp.	317,875	9,393
	Watts Water Technologies
	Inc. Class A	150,611	9,297
	Barnes Group Inc.	239,854	9,244
	Mueller Industries Inc.	297,252	8,742
*	EnPro Industries Inc.	118,708	8,685
	United Stationers Inc.	209,174	8,674
*	On Assignment Inc.	243,441	8,659
	Allegiant Travel Co. Class A	72,902	8,586
	UniFirst Corp.	80,152	8,496
	Franklin Electric Co. Inc.	205,769	8,299
	Simpson Manufacturing
	Co. Inc.	215,217	7,825
	Forward Air Corp.	161,347	7,720
*	Korn/Ferry International	260,692	7,657
	Knight Transportation Inc.	316,409	7,521
	Tennant Co.	97,525	7,443
*	WageWorks Inc.	153,868	7,418
	ABM Industries Inc.	270,737	7,304
	CIRCOR International Inc.	92,845	7,161
	General Cable Corp.	255,270	6,550
	AZZ Inc.	134,420	6,194
	Kaman Corp.	142,958	6,109
*	TrueBlue Inc.	215,612	5,944

			Market
			Value
		Shares	($000)
*	GenCorp Inc.	305,000	5,825
	Interface Inc. Class A	307,165	5,787
	Lindsay Corp.	67,977	5,742
	AAR Corp.	205,777	5,671
*	Saia Inc.	128,200	5,632
	Albany International Corp.	147,579	5,602
	Matson Inc.	208,405	5,594
	ArcBest Corp.	127,839	5,562
*	Dycom Industries Inc.	174,907	5,476
	Heartland Express Inc.	255,735	5,457
	G&K Services Inc. Class A	103,992	5,415
	Apogee Enterprises Inc.	151,889	5,295
	Brady Corp. Class A	176,889	5,284
	Briggs & Stratton Corp.	254,861	5,214
	Exponent Inc.	69,694	5,165
	Universal Forest Products
	Inc.	104,881	5,063
	Standex International Corp.	67,168	5,003
	AAON Inc.	147,661	4,950
*	UTi Worldwide Inc.	475,585	4,918
	Cubic Corp.	110,080	4,900
	Federal Signal Corp.	330,413	4,841
	ESCO Technologies Inc.	139,682	4,839
	Encore Wire Corp.	98,285	4,820
*	Aegion Corp. Class A	206,078	4,795
*	Navigant Consulting Inc.	267,341	4,665
	Brink’s Co.	164,258	4,635
	Titan International Inc.	269,876	4,539
	John Bean Technologies
	Corp.	143,045	4,433
	Astec Industries Inc.	98,241	4,311
*	Atlas Air Worldwide
	Holdings Inc.	112,634	4,151
*	DXP Enterprises Inc.	54,820	4,141
	Insperity Inc.	120,402	3,973
	Quanex Building Products
	Corp.	195,673	3,497
*	Engility Holdings Inc.	90,940	3,479
	SkyWest Inc.	274,911	3,359
*	Aerovironment Inc.	104,317	3,317
	Powell Industries Inc.	48,711	3,185
	Comfort Systems USA Inc.	197,828	3,126
	American Science &
	Engineering Inc.	41,375	2,879
	Resources Connection Inc.	216,059	2,833
	Griffon Corp.	226,946	2,814
	Viad Corp.	107,387	2,560
	Kelly Services Inc. Class A	144,124	2,475
*	Roadrunner Transportation
	Systems Inc.	87,682	2,464
*	Lydall Inc.	89,938	2,462
*	Gibraltar Industries Inc.	153,992	2,388
*	American Woodmark Corp.	61,223	1,951
	National Presto Industries
	Inc.	25,934	1,889

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Heidrick & Struggles
	International Inc.	86,902	1,608
*	Orion Marine Group Inc.	144,627	1,566
	Aceto Corp.	78,058	1,416
*	PGT Inc.	163,914	1,388
	CDI Corp.	76,115	1,097
*	Vicor Corp.	99,747	836
*	Taser International Inc.	52,709	701
			566,225
Information Technology (17.9%)
*	Synaptics Inc.	185,624	16,825
*	Cognex Corp.	436,007	16,743
	MAXIMUS Inc.	359,593	15,470
	Anixter International Inc.	139,997	14,009
*	Manhattan Associates Inc.	405,119	13,948
*	Tyler Technologies Inc.	148,006	13,500
*	TriQuint Semiconductor Inc.	849,447	13,430
*	Microsemi Corp.	492,140	13,170
*	GT Advanced Technologies
	Inc.	694,718	12,922
	Hittite Microwave Corp.	164,735	12,841
*	ViaSat Inc.	220,536	12,782
*	OpenTable Inc.	121,167	12,553
	j2 Global Inc.	229,536	11,674
*	Electronics For Imaging Inc.	245,408	11,092
	Littelfuse Inc.	118,120	10,979
*	Take-Two Interactive
	Software Inc.	484,984	10,786
*	Dealertrack Technologies
	Inc.	227,181	10,300
*	SYNNEX Corp.	137,962	10,051
*	Sanmina Corp.	438,203	9,982
	Power Integrations Inc.	156,332	8,995
	MKS Instruments Inc.	280,603	8,766
*	NetScout Systems Inc.	196,465	8,711
	Blackbaud Inc.	241,508	8,631
*	CACI International Inc.
	Class A	122,853	8,626
*	Coherent Inc.	129,050	8,539
*	Cardtronics Inc.	236,666	8,066
	Heartland Payment
	Systems Inc.	194,336	8,009
*	Plexus Corp.	179,747	7,781
*	Veeco Instruments Inc.	207,176	7,719
	Monolithic Power
	Systems Inc.	180,953	7,663
*	Cirrus Logic Inc.	334,581	7,608
*	Benchmark Electronics Inc.	288,025	7,339
	Methode Electronics Inc.	187,044	7,147
*	Insight Enterprises Inc.	222,036	6,825
*	Progress Software Corp.	283,039	6,804
*	Measurement Specialties
	Inc.	78,509	6,757
*	MicroStrategy Inc. Class A	47,728	6,712
*	NETGEAR Inc.	191,209	6,648

			Market
			Value
		Shares	($000)
*	OSI Systems Inc.	99,022	6,610
*	comScore Inc.	175,013	6,209
*	Rogers Corp.	91,692	6,084
	Monotype Imaging
	Holdings Inc.	204,789	5,769
*	Bottomline Technologies
	de Inc.	191,295	5,724
*	Kulicke & Soffa Industries
	Inc.	397,801	5,673
	MTS Systems Corp.	83,562	5,662
	Tessera Technologies Inc.	255,776	5,648
*	ScanSource Inc.	148,201	5,643
*	LogMeIn Inc.	120,479	5,617
*	iGATE Corp.	154,237	5,613
*	Synchronoss Technologies
	Inc.	159,035	5,560
*	Diodes Inc.	191,925	5,558
*	Cabot Microelectronics
	Corp.	123,398	5,510
	NIC Inc.	314,965	4,992
*	Virtusa Corp.	133,912	4,794
*	ExlService Holdings Inc.	162,450	4,784
*	QLogic Corp.	469,522	4,737
	CSG Systems International
	Inc.	179,643	4,690
*	Interactive Intelligence
	Group Inc.	82,657	4,640
*	Sykes Enterprises Inc.	208,588	4,533
*	FARO Technologies Inc.	90,390	4,440
*	Super Micro Computer Inc.	171,482	4,333
*	Blucora Inc.	217,491	4,104
	Badger Meter Inc.	75,912	3,997
*	Harmonic Inc.	532,673	3,974
*	Newport Corp.	206,881	3,827
*	Advanced Energy
	Industries Inc.	194,037	3,735
	Brooks Automation Inc.	328,903	3,542
*	CalAmp Corp.	161,315	3,494
*	Perficient Inc.	177,489	3,456
	CTS Corp.	177,804	3,325
*	Ixia	290,589	3,321
	Comtech
	Telecommunications Corp.	87,613	3,271
*	Ultratech Inc.	145,516	3,228
*	Rofin-Sinar Technologies
	Inc.	132,272	3,180
	ManTech International
	Corp. Class A	106,066	3,131
*	Monster Worldwide Inc.	476,320	3,115
	Park Electrochemical Corp.	110,026	3,104
*	Checkpoint Systems Inc.	217,788	3,047
*	TeleTech Holdings Inc.	101,325	2,937
*	Exar Corp.	250,752	2,833
	Micrel Inc.	250,591	2,827
	Forrester Research Inc.	70,352	2,665

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Tangoe Inc.	176,684	2,661
*	LivePerson Inc.	260,890	2,648
*	Stamps.com Inc.	75,285	2,536
	Ebix Inc.	168,732	2,415
	Epiq Systems Inc.	170,162	2,391
	Daktronics Inc.	199,794	2,382
*	Digital River Inc.	153,974	2,376
*	TTM Technologies Inc.	262,363	2,151
*	Nanometrics Inc.	117,255	2,140
*	Fabrinet	97,981	2,018
	Black Box Corp.	85,279	1,999
*	Mercury Systems Inc.	171,583	1,946
*	CIBER Inc.	357,293	1,765
*	Rudolph Technologies Inc.	174,061	1,720
*	Oplink Communications Inc.	99,961	1,696
*	Dice Holdings Inc.	215,292	1,638
*	XO Group Inc.	134,043	1,638
*	DTS Inc.	88,754	1,634
*	CEVA Inc.	108,894	1,608
*	VASCO Data Security
	International Inc.	124,356	1,443
	Bel Fuse Inc. Class B	53,785	1,381
	Cohu Inc.	122,515	1,311
*	Digi International Inc.	138,198	1,302
*	Kopin Corp.	327,522	1,068
*	Agilysys Inc.	75,285	1,060
*	Rubicon Technology Inc.	118,194	1,034
*	Pericom Semiconductor
	Corp.	113,231	1,024
*	Intevac Inc.	127,497	1,021
*	DSP Group Inc.	119,231	1,012
*	II-VI Inc.	66,361	960
	Electro Scientific
	Industries Inc.	119,670	815
*	QuinStreet Inc.	80,860	446
*	Liquidity Services Inc.	15,373	242
*	Entropic Communications
	Inc.	28,003	93
*	Procera Networks Inc.	3,207	32
	Belden Inc.	404	32
*	Higher One Holdings Inc.	3,845	15
			636,992
Materials (6.5%)
	US Silica Holdings Inc.	276,714	15,341
*	KapStone Paper and
	Packaging Corp.	422,790	14,007
	HB Fuller Co.	263,440	12,671
*	Stillwater Mining Co.	629,508	11,048
*	Texas Industries Inc.	112,068	10,351
	Balchem Corp.	157,866	8,455
*	SunCoke Energy Inc.	370,070	7,956
*	Flotek Industries Inc.	238,118	7,658
	Schweitzer-Mauduit
	International Inc.	165,878	7,242
	Kaiser Aluminum Corp.	98,805	7,200

			Market
			Value
		Shares	($000)
	Globe Specialty Metals Inc.	341,498	7,096
	Innophos Holdings Inc.	115,888	6,672
*	Clearwater Paper Corp.	105,537	6,514
*	Calgon Carbon Corp.	286,387	6,395
	A Schulman Inc.	156,528	6,058
	PH Glatfelter Co.	227,372	6,032
*	AK Steel Holding Corp.	719,969	5,731
	OM Group Inc.	168,732	5,472
*	Headwaters Inc.	386,199	5,364
	Quaker Chemical Corp.	69,469	5,335
	Stepan Co.	100,268	5,300
*	Boise Cascade Co.	165,670	4,745
	Neenah Paper Inc.	84,870	4,511
*	RTI International Metals Inc.	161,133	4,285
*	Century Aluminum Co.	271,958	4,264
*	LSB Industries Inc.	100,845	4,202
	Koppers Holdings Inc.	108,588	4,153
	Materion Corp.	108,881	4,028
*	Kraton Performance
	Polymers Inc.	172,015	3,851
	Haynes International Inc.	65,283	3,694
	Deltic Timber Corp.	59,050	3,568
*	Intrepid Potash Inc.	186,920	3,133
	Tredegar Corp.	132,983	3,113
	Myers Industries Inc.	141,762	2,848
	Wausau Paper Corp.	261,773	2,832
	Zep Inc.	120,200	2,123
	FutureFuel Corp.	103,495	1,717
	Hawkins Inc.	42,781	1,589
	American Vanguard Corp.	105,649	1,397
	Olympic Steel Inc.	48,847	1,209
*	AM Castle & Co.	90,463	999
			230,159
Telecommunication Services (0.4%)
*	Cincinnati Bell Inc.	1,100,774	4,326
	Atlantic Tele-Network Inc.	52,443	3,042
*	General Communication
	Inc. Class A	171,152	1,896
	USA Mobility Inc.	115,701	1,782
*	Cbeyond Inc.	112,120	1,115
	Lumos Networks Corp.	70,831	1,025
	NTELOS Holdings Corp.	80,805	1,007
*	8x8 Inc.	17,695	143
			14,336
Utilities (3.9%)
	Piedmont Natural Gas
	Co. Inc.	401,505	15,020
	UNS Energy Corp.	218,857	13,221
	Southwest Gas Corp.	245,352	12,952
	New Jersey Resources
	Corp.	217,477	12,431
	UIL Holdings Corp.	294,699	11,408
	Avista Corp.	316,450	10,607
	NorthWestern Corp.	202,848	10,587

Tax-Managed Small-Cap Fund

		Market
		Value
	Shares	($000)
Laclede Group Inc.	216,901	10,530
South Jersey Industries
Inc.	170,184	10,281
ALLETE Inc.	193,002	9,911
El Paso Electric Co.	212,473	8,543
American States Water Co.	204,412	6,793
Northwest Natural Gas Co.	142,684	6,728
		139,012
Total Common Stocks
(Cost $2,174,040)		3,560,653
Money Market Instruments (0.2%)[1]
Money Market Fund (0.2%)
3 Vanguard Market
Liquidity Fund, 0.111%	7,262,256	7,262

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount
Notes, 0.080%, 10/6/14	400	400
Total Temporary Cash Investments
(Cost $7,662)		7,662
Total Investments (100.2%)
(Cost $2,181,702)		3,568,315
Other Assets and Liabilities (-0.2%)
Other Assets		66,614
Liabilities		(74,023)
		(7,409)
Net Assets (100%)		3,560,906

At June 30, 2014, net assets consisted of:
Amount
($000)
Paid-in Capital	2,164,324
Undistributed Net Investment Income	13,689
Accumulated Net Realized Losses	(3,749)
Unrealized Appreciation (Depreciation)
Investment Securities	1,386,613
Futures Contracts	29
Net Assets	3,560,906

Admiral Shares—Net Assets
Applicable to 73,694,018 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,312,897
Net Asset Value Per Share—
Admiral Shares	$44.95

Institutional Shares—Net Assets
Applicable to 5,503,522 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	248,009
Net Asset Value Per Share—
Institutional Shares	$45.06

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $270,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends[1]	18,104
Interest[1]	3
Total Income	18,107
Expenses
The Vanguard Group—Note B
Investment Advisory Services	432
Management and Administrative—Admiral Shares	1,221
Management and Administrative—Institutional Shares	39
Marketing and Distribution—Admiral Shares	194
Marketing and Distribution—Institutional Shares	20
Custodian Fees	51
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,975
Net Investment Income	16,132
Realized Net Gain (Loss)
Investment Securities Sold[1]	153,981
Futures Contracts	217
Realized Net Gain (Loss)	154,198
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(55,215)
Futures Contracts	29
Change in Unrealized Appreciation (Depreciation)	(55,186)
Net Increase (Decrease) in Net Assets Resulting from Operations	115,144
1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $3,000, and
$17,247,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,132	29,725
Realized Net Gain (Loss)	154,198	179,174
Change in Unrealized Appreciation (Depreciation)	(55,186)	760,136
Net Increase (Decrease) in Net Assets Resulting from Operations	115,144	969,035
Distributions
Net Investment Income
Admiral Shares	—	(29,056)
Institutional Shares	—	(2,254)
Realized Capital Gain
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	—	(31,310)
Capital Share Transactions
Admiral Shares	62,202	143,195
Institutional Shares	3,090	(7,441)
Net Increase (Decrease) from Capital Share Transactions	65,292	135,754
Total Increase (Decrease)	180,436	1,073,479
Net Assets
Beginning of Period	3,380,470	2,306,991
End of Period[1]	3,560,906	3,380,470
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $13,689,000 and ($2,443,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$43.53	$31.16	$27.26	$27.17	$21.75	$17.44
Investment Operations
Net Investment Income	.203	.383	.479	.245	.231	.146
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.217	12.389	3.885	.089	5.424	4.316
Total from Investment Operations	1.420	12.772	4.364	.334	5.655	4.462
Distributions
Dividends from Net Investment Income	—	(. 402)	(. 464)	(. 244)	(. 235)	(.152)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	—	(. 402)	(. 464)	(. 244)	(. 235)	(.152)
Net Asset Value, End of Period	$44.95	$43.53	$31.16	$27.26	$27.17	$21.75

Total Return[2]	3.26%	41.00%	16.03%	1.22%	25.99%	25.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,313	$3,143	$2,132	$1,857	$1,879	$1,527
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.18%	0.19%
Ratio of Net Investment Income to
Average Net Assets	0.99%	1.05%	1.59%	0.88%	0.98%	0.79%
Portfolio Turnover Rate [3]	33%	31%	42%	40%	46%	37%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the
Investor Class.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.00, and $.01. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$43.63	$31.22	$27.33	$27.23	$21.80	$17.47
Investment Operations
Net Investment Income	.212	.398	.492	.257	.257	.161
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.218	12.428	3.888	.088	5.432	4.337
Total from Investment Operations	1.430	12.826	4.380	.345	5.689	4.498
Distributions
Dividends from Net Investment Income	—	(. 416)	(. 490)	(. 245)	(. 259)	(.168)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	—	(. 416)	(. 490)	(. 245)	(. 259)	(.168)
Net Asset Value, End of Period	$45.06	$43.63	$31.22	$27.33	$27.23	$21.80

Total Return[2]	3.28%	41.09%	16.05%	1.26%	26.09%	25.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$248	$237	$175	$149	$147	$99
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.03%	1.09%	1.63%	0.92%	1.08%	0.89%
Portfolio Turnover Rate [3]	33%	31%	42%	40%	46%	37%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.00, $.00, and $.02. Effective April 28, 2011, the redemption fee was eliminated.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

Tax-Managed Small-Cap Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $349,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,560,653	—	—
Temporary Cash Investments	7,262	400	—
Futures Contracts—Assets[1]	12	—	—
Total	3,567,927	400	—
1 Represents variation margin on the last day of the reporting period.

D. At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini Russell 2000 Index	September 2014	14	1,666	29

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized $145,416,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

Tax-Managed Small-Cap Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling totaling $9,756,000 to offset future net capital gains. Of this amount, $6,546,000 is subject to expiration on December 31, 2017. Capital losses of $3,210,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2014, the cost of investment securities for tax purposes was $2,181,702,000. Net unrealized appreciation of investment securities for tax purposes was $1,386,613,000, consisting of unrealized gains of $1,399,144,000 on securities that had risen in value since their purchase and $12,531,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $882,798,000 of investment securities and sold $797,500,000 of investment securities, other than temporary cash investments. Purchases and sales include $231,870,000 and $226,717,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
	June 30, 2014		December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares
Issued	405,803	9,359	362,747	9,487
Issued in Lieu of Cash Distributions	—	—	22,870	528
Redeemed	(343,601)	(7,880)	(242,422)	(6,235)
Net Increase (Decrease)—Admiral Shares	62,202	1,479	143,195	3,780
Institutional Shares
Issued	12,705	293	210,727	5,081
Issued in Lieu of Cash Distributions	—	—	1,227	28
Redeemed	(9,615)	(222)	(219,395)	(5,274)
Net Increase (Decrease)—Institutional Shares	3,090	71	(7,441)	(165)

H. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,058.96	$0.61
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,072.57	$0.62
Institutional Shares	1,000.00	1,072.71	0.41
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,032.62	$0.60
Institutional Shares	1,000.00	1,032.78	0.40
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.20	$0.60
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.20	$0.60
Institutional Shares	1,000.00	1,024.40	0.40
The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and
0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The
dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for each fund. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders. Effective in May 2014, Vanguard Tax-Managed Growth and Income Fund was reorganized into Vanguard 500 Index Fund.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance
The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory fee rate was also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclays 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996
1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082014

Semiannual Report | June 30, 2014

Vanguard Developed Markets Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	6
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	29
Trustees Approve Advisory Arrangement.	31
Glossary.	32

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: The ship’s wheel represents leadership and guidance, essential qualities in navigating difficult seas.
This one is a replica based on an 18th-century British vessel. The HMSVanguard, another ship of that era, served as the flagship for British Admiral Horatio Nelson when he defeated a French fleet at the Battle of the Nile.

Your Fund’s Total Returns

Six Months Ended June 30, 2014
Total
Returns
Vanguard Developed Markets Index Fund
Investor Shares	4.63%
Admiral™ Shares	4.75
Institutional Shares	4.67
Institutional Plus Shares (Inception: 4/1/2014)	3.59
FTSE Developed Markets ETF Shares
Market Price	4.41
Net Asset Value	4.70
FTSE Developed ex North America Index	4.86
International Funds Average	4.16
International Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares and
Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.
The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; and 8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2013, Through June 30, 2014

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Developed Markets Index Fund
Investor Shares	$10.34	$10.58	$0.231	$0.000
Admiral Shares	13.35	13.67	0.304	0.000
Institutional Shares	13.37	13.68	0.305	0.000
Institutional Plus Shares	20.90	21.39	0.260	0.000
FTSE Developed Markets ETF Shares	41.53	42.51	0.942	0.000

1

Chairman’s Letter

Dear Shareholder,

The stocks of developed markets outside the United States produced moderate results for the six months ended June 30, 2014, amid heightened conflict in Ukraine and Iraq. European equities surpassed those of the Pacific region but trailed both emerging-market and U.S. stocks.

Vanguard Developed Markets Index Fund returned 4.63% for Investor Shares. It closely tracked its benchmark index and surpassed the average return of its international peers.

As you may know, we merged the Developed Markets Index Fund into Vanguard Tax-Managed International Fund on April 4, 2014. The combined fund was then named Vanguard Developed Markets Index Fund. First announced in October, the merger aims to simplify investors’ choices and benefit shareholders by spreading fixed expenses over a larger asset base.

The consolidated fund continues to track the same benchmark. The FTSE Developed ex North America Index measures the return of stocks issued by companies in the major markets of Europe and the Pacific region.

After a slow start to the year, stocks began an upward climb
For the half year, the broad U.S. stock market returned about 7% as the global economy continued to recover, albeit unevenly, and corporate earnings remained

2

solid. Equities were notably resilient, surging ahead after dips caused by turmoil in Iraq and conflict in Ukraine.

Citing the U.S. economy’s progress, the Federal Reserve has steadily trimmed its monthly bond-buying program. At the same time, investors have been reassured by the Fed’s decision to keep interest rates low for an extended period.

International stocks overall returned nearly 6%. Emerging markets, which have rebounded sharply in recent months, were the top performers, followed by developed markets in Europe and then those in the Pacific region.

The period was strong for bonds as yields dropped and prices rose
Bond prices spent most of the six months regaining the ground they lost in 2013, and the broad U.S. taxable bond market returned 3.93%. The yield of the benchmark 10-year Treasury note ended June at 2.54%, down from almost 3% on December 31. (Bond prices and yields move in opposite directions.)

Supported by the broad bond market rally, investors’ greater appetite for tax-exempt income, and a decline in the pool of new issues, municipal bonds returned 6.00%.

International bond markets (as measured by the Barclays Global Aggregate Index ex USD) returned 5.59%.

Market Barometer

			Total Returns
	Periods Ended June 30, 2014
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	7.27%	25.35%	19.25%
Russell 2000 Index (Small-caps)	3.19	23.64	20.21
Russell 3000 Index (Broad U.S. market)	6.94	25.22	19.33
FTSE All-World ex US Index (International)	5.75	21.93	11.40

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	3.93%	4.37%	4.85%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.00	6.14	5.81
Citigroup Three-Month U.S. Treasury Bill Index	0.00	0.04	0.07

CPI
Consumer Price Index	2.27%	2.07%	2.02%

3

In June, the European Central Bank made the unprecedented move of lowering a key interest rate below zero, to –0.10%. The drop was intended to avert deflation and induce banks to lend and thus fuel economic growth.

Although the period was strong worldwide for bonds, it’s worth remembering that the current low yields imply lower future returns. As yields fall, the scope for further declines—and increases in prices—diminishes.

Returns remained tiny for money market funds and savings account returns because of the Fed’s target of 0%–0.25% for short-term interest rates.

European stocks stood out; Japanese stocks struggled
Like its benchmark, the Developed Markets Index Fund mainly represents the combined returns of stock markets in Europe and the Pacific region. (It holds a tiny portion of its assets in the Middle East.)

For the six months, developed markets in Europe returned almost 6%, as slight improvements in the region’s economy lifted investor sentiment.

Although problems persisted in the Eurozone, including high unemployment and government debt in some member states, the region’s emergence from recession helped boost its stock markets. Most of the larger economies, including Germany and France, produced positive single-digit returns. Some smaller economies that had fallen out of favor with investors during the debt crisis, including Italy and Spain, did even better. The United Kingdom, representing about a third of the fund’s assets in the region, returned about 5%.

Along with oil and gas producers, global pharmaceutical and biotechnology firms, some of which have undergone significant consolidation to remain competitive, contributed most.

Expense Ratios
Your Fund Compared With Its Peer Group
FTSE
Developed
					Markets	Peer
	Investor	Admiral	Institutional	Institutional	ETF	Group
	Shares	Shares	Shares	Plus Shares	Shares	Average
Developed Markets Index Fund	0.20%	0.09%	0.07%	0.06%	0.09%	1.36%
The fund expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the fund’s annualized expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for
Institutional Shares, 0.06% for Institutional Plus Shares, and 0.09% for FTSE Developed Markets ETF Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2013.

Peer group: International Funds.

4

Developed markets of the Pacific region returned about 3%. Japan, which accounted for well over half of the fund’s assets in the region, returned only about 1%. Despite Japan’s efforts to stimulate its economy, the pace of its growth has slackened. The other developed markets of the Pacific region represented in the fund—particularly New Zealand, Australia, and Hong Kong—produced stronger returns. Technology companies and banks were among the leading contributors.

Don’t let complacency set your portfolio adrift
At Vanguard, we often warn against letting emotions become entangled with investing. When the financial markets are in turmoil, for example, we’ll caution investors not to let fear lead to rash decisions. But complacency can also stand in the way of achieving financial goals. And lately, conditions may have been leading investors to feel a little too comfortable.

Volatility, a hallmark of stock investing, seems to have vanished for the moment, and returns have been robust. In the more than five years since its March 2009 bottom, the broad U.S. stock market, as measured by the Russell 3000 Index, has produced average annual returns of about 26%. That’s more than double its historical average. In recent weeks, several indexes have reached all-time highs.

The investment winds don’t always blow so favorably, of course. While the smooth sailing lasts, however, it creates risks of its own. In such a calm climate, it can be easy to lose sight of fundamentals, especially the importance of rebalancing. It’s crucial to periodically adjust your asset allocation so that it stays in line with your goals and risk tolerance. Otherwise, you can end up with a portfolio that’s very different from, and potentially riskier than, the one you intended to have.

Whether the market’s moving up, down, or sideways, we always encourage our clients to stay focused on four keys to Vanguard’s timeless principles for investment success: goals, balance, cost, and discipline. (You can read more about our principles in Vanguard’s Principles for Investment Success, available at vanguard.com/research.)

As always, thank you for your confidence in Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 18, 2014

5

Developed Markets Index Fund

Fund Profile
As of June 30, 2014

Share-Class Characteristics
	Investor	Admiral	Institutional	Institutional
	Shares	Shares	Shares	Plus Shares	ETF Shares
Ticker Symbol	VDVIX	VTMGX	VTMNX	VDIPX	VEA
Expense Ratio1	0.20%	0.09%	0.07%	0.06%	0.09%

Portfolio Characteristics
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Number of Stocks	1,372	1,356	5,491
Median Market Cap	$37.6B	$37.6B	$27.4B
Price/Earnings Ratio	18.4x	18.3x	17.9x
Price/Book Ratio	1.7x	1.7x	1.7x
Return on Equity	13.9%	14.0%	14.3%
Earnings Growth
Rate	10.8%	10.8%	11.4%
Dividend Yield	2.8%	2.8%	2.8%
Turnover Rate
(Annualized)	6%	—	—
Short-Term Reserves	-0.3%	—	—

Sector Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Basic Materials	8.2%	8.2%	8.4%
Consumer Goods	18.1	18.1	15.0
Consumer Services	7.8	7.8	8.0
Financials	24.3	24.2	25.5
Health Care	9.2	9.2	7.3
Industrials	14.0	14.1	14.0
Oil & Gas	7.0	7.0	9.1
Technology	3.3	3.3	4.7
Telecommunications	4.3	4.3	4.4
Utilities	3.8	3.8	3.6

Volatility Measures
	Spliced
	Developed	FTSE Global
	ex North	All Cap
	America	ex US
	Index	Index
R-Squared	0.98	0.96
Beta	1.00	0.96
These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil & Gas	1.8%
Nestle SA	Food Products	1.7
Novartis AG	Pharmaceuticals	1.4
Roche Holding AG	Pharmaceuticals	1.4
HSBC Holdings plc	Banks	1.3
BHP Billiton Ltd.	General Mining	1.2
BP plc	Integrated Oil & Gas	1.1
Toyota Motor Corp.	Automobiles	1.1
Total SA	Integrated Oil & Gas	1.0
Samsung Electronics Co.	Consumer
Ltd.	Electronics	0.9
Top Ten		12.9%
The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 7, 2014, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2014, the annualized expense ratios were 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares,
0.06% for Instituional Plus Shares, and 0.09% for FTSE Developed Markets ETF Shares.

6

Developed Markets Index Fund

Market Diversification (% of equity exposure)
		FTSE	FTSE
		Developed	Global
		ex North	All Cap
		America	ex US
	Fund	Index	Index
Europe
United Kingdom	20.2%	20.2%	15.3%
France	8.9	8.9	6.3
Germany	8.5	8.5	6.2
Switzerland	8.4	8.4	6.0
Spain	3.5	3.5	2.5
Sweden	2.8	2.8	2.2
Netherlands	2.6	2.7	2.0
Italy	2.4	2.4	1.9
Denmark	1.4	1.4	1.1
Belgium	1.1	1.1	0.9
Other	2.4	2.4	2.2
Subtotal	62.2%	62.3%	46.6%
Pacific
Japan	20.6%	20.5%	15.2%
Australia	7.5	7.5	5.5
South Korea	4.2	4.2	3.2
Hong Kong	3.3	3.3	2.4
Singapore	1.4	1.4	1.1
Other	0.2	0.2	0.2
Subtotal	37.2%	37.1%	27.6%
Emerging Markets	0.0%	0.0%	17.9%
North America	0.0%	0.0%	7.5%
Middle East	0.6%	0.6%	0.4%

7

Developed Markets Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2003, Through June 30, 2014

For a benchmark description, see the Glossary.
Note: For 2014, performance data reflect the six months ended June 30, 2014.

Average Annual Total Returns: Periods Ended June 30, 2014

	Inception	One	Five	Ten
	Date	Year	Years	Years
Investor Shares	12/19/2013	—	—	8.18%[1]
Admiral Shares	8/17/1999	23.50%	11.77%	7.06%
Institutional Shares	1/4/2001	23.49	11.82	7.12
Institutional Plus Shares	4/1/2014	—	—	3.59[1]
FTSE Developed Markets ETF
Shares	7/20/2007
Market Price		23.35	11.78	0.86[1]
Net Asset Value		23.49	11.78	0.88[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

8

Developed Markets Index Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2014

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
Commonwealth Bank of Australia	4,899,231	373,656	0.8%
BHP Billiton Ltd.	9,770,499	333,220	0.7%
Westpac Banking Corp.	9,377,208	299,941	0.7%
Australia & New Zealand Banking Group Ltd.	8,268,896	260,012	0.6%
National Australia Bank Ltd.	6,993,991	216,176	0.5%
Australia—Other †		1,915,319	4.2%
		3,398,324	7.5%

Austria †		120,424	0.3%

Belgium
Anheuser-Busch InBev NV	2,428,418	279,026	0.6%
Belgium—Other †		226,589	0.5%
		505,615	1.1%
Denmark
Novo Nordisk A/S Class B	5,930,847	273,726	0.6%
Denmark—Other †		386,184	0.8%
		659,910	1.4%

Finland †		363,296	0.8%

France
Total SA	6,184,646	447,457	1.0%
Sanofi	3,484,675	370,385	0.8%
BNP Paribas SA	2,973,293	202,061	0.4%
France—Other †		3,038,430	6.7%
		4,058,333	8.9%
Germany
Bayer AG	2,517,682	355,178	0.8%
BASF SE	2,810,506	326,928	0.7%
Siemens AG	2,413,458	318,659	0.7%

9

Developed Markets Index Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Daimler AG	2,908,260	271,674	0.6%
Allianz SE	1,386,173	231,372	0.5%
SAP AG	2,721,197	209,681	0.5%
Germany—Other †		2,158,707	4.7%
		3,872,199	8.5%

Greece †		54,141	0.1%

Hong Kong
AIA Group Ltd.	36,668,009	184,243	0.4%
Hang Seng Bank Ltd.	2,328,195	38,018	0.1%
Hong Kong—Other †		1,258,644	2.7%
		1,480,905	3.2%

Ireland †		99,591	0.2%

Israel
Osem Investments Ltd.	117,304	2,647	0.0%
Israel—Other †		269,399	0.6%
		272,046	0.6%
Italy
Eni SPA	7,499,554	205,110	0.5%
Italy—Other †		878,506	1.9%
		1,083,616	2.4%
Japan
Toyota Motor Corp.	8,064,848	482,864	1.1%
Mitsubishi UFJ Financial Group Inc.	43,075,363	264,427	0.6%
SoftBank Corp.	2,865,791	213,567	0.5%
Honda Motor Co. Ltd.	5,459,788	190,518	0.4%
Sumitomo Mitsui Financial Group Inc.	4,089,813	171,596	0.4%
Chugai Pharmaceutical Co. Ltd.	677,713	19,109	0.0%
Hino Motors Ltd.	830,837	11,463	0.0%
Daihatsu Motor Co. Ltd.	638,904	11,370	0.0%
Japan—Other †		7,975,529	17.5%
		9,340,443	20.5%
Netherlands
Unilever NV	4,738,423	207,415	0.4%
Netherlands—Other †		1,000,867	2.2%
		1,208,282	2.6%

New Zealand †		86,934	0.2%

Norway †		355,339	0.8%

Portugal †		90,257	0.2%

Singapore †		626,350	1.4%

South Korea
Samsung Electronics Co. Ltd.	254,811	332,770	0.7%
South Korea—Other †		1,574,378	3.5%
		1,907,148	4.2%

10

Developed Markets Index Fund

				Market	Percentage
				Value	of Net
			Shares	($000)	Assets
	Spain
*	Banco Santander SA		35,837,087	374,471	0.8%
	Banco Bilbao Vizcaya Argentaria SA		17,902,299	228,172	0.5%
	Telefonica SA		12,268,769	210,628	0.4%
	Spain—Other †			758,938	1.7%
				1,572,209	3.4%

	Sweden †			1,272,431	2.8%

	Switzerland
	Nestle SA		9,708,520	752,284	1.7%
	Novartis AG		7,089,894	642,049	1.4%
	Roche Holding AG		2,139,111	637,363	1.4%
	UBS AG		10,735,527	196,831	0.4%
	Switzerland—Other †			1,583,235	3.5%
				3,811,762	8.4%
	United Kingdom
	HSBC Holdings plc		58,059,830	589,029	1.3%
	Royal Dutch Shell plc Class A		11,987,116	495,346	1.1%
	BP plc		56,187,946	494,793	1.1%
	GlaxoSmithKline plc		14,801,821	394,106	0.9%
	British American Tobacco plc		5,753,064	342,324	0.7%
	Royal Dutch Shell plc Class B		7,466,998	324,520	0.7%
	AstraZeneca plc		3,842,050	285,843	0.6%
	Vodafone Group plc		80,882,206	270,334	0.6%
	Diageo plc		7,668,303	244,231	0.5%
	BG Group plc		10,361,526	218,645	0.5%
*	Lloyds Banking Group plc		164,555,960	209,165	0.5%
	BHP Billiton plc		6,430,246	209,043	0.5%
	Rio Tinto plc		3,798,441	205,096	0.4%
	Barclays plc		49,914,500	181,830	0.4%
	Prudential plc		7,768,602	177,992	0.4%
	Reckitt Benckiser Group plc		1,964,071	171,260	0.4%
	SABMiller plc		2,878,157	166,806	0.4%
	Unilever plc		3,673,048	166,499	0.4%
1	United Kingdom—Other †			4,034,880	8.8%
				9,181,742	20.2%
	Total Common Stocks (Cost $37,565,704)			45,421,297	99.7%2

		Coupon
	Temporary Cash Investments
	Money Market Fund
[3,4]	Vanguard Market Liquidity Fund	0.111%	522,998,332	522,998	1.2%

	5U.S. Government and Agency Obligations †			18,599	0.0%
	Total Temporary Cash Investments (Cost $541,597)			541,597	1.2%2
	[6]Total Investments (Cost $38,107,301)			45,962,894	100.9%
	Other Assets and Liabilities
	Other Assets			241,800	0.5%
	Liabilities3			(652,915)	(1.4%)
				(411,115)	(0.9%)
	Net Assets			45,551,779	100.0%

11

Developed Markets Index Fund

At June 30, 2014, net assets consisted of:

Amount
($000)
Paid-in Capital	39,579,165
Undistributed Net Investment Income	46,460
Accumulated Net Realized Losses	(1,932,945)
Unrealized Appreciation (Depreciation)
Investment Securities	7,855,593
Futures Contracts	(186)
Forward Currency Contracts	1,646
Foreign Currencies	2,046
Net Assets	45,551,779

Investor Shares—Net Assets
Applicable to 158,221,320 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,674,024
Net Asset Value Per Share—Investor Shares	$10.58

Admiral Shares—Net Assets
Applicable to 438,256,861 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,990,315
Net Asset Value Per Share—Admiral Shares	$13.67

Institutional Shares—Net Assets
Applicable to 619,510,133 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,477,073
Net Asset Value Per Share—Institutional Shares	$13.68

Institutional Plus Shares—Net Assets
Applicable to 274,683,610 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,875,695
Net Asset Value Per Share—Institutional Plus Shares	$21.39

ETF Shares—Net Assets
Applicable to 553,614,747 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	23,534,672
Net Asset Value Per Share—ETF Shares	$42.51
See Note A in Notes to Financial Statements.
* Non-income-producing security.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent
1% or less of net assets.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of this security represented 0.0% of net assets.
2 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
3 Includes $522,998,000 of collateral received for securities on loan.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
5 Securities with a value of $8,199,000 have been segregated as initial margin for open futures contracts.
6 The total value of securities on loan is $428,845,000.
See accompanying Notes, which are an integral part of the Financial Statements.

12

Developed Markets Index Fund

Statement of Operations

Six Months Ended
June 30, 2014
($000)
Investment Income
Income
Dividends1	850,597
Interest2	100
Securities Lending	15,057
Total Income	865,754
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,017
Management and Administrative—Investor Shares	627
Management and Administrative—Admiral Shares	1,221
Management and Administrative—Institutional Shares	1,105
Management and Administrative—Institutional Plus Shares	318
Management and Administrative—ETF Shares	4,934
Marketing and Distribution—Investor Shares	6
Marketing and Distribution—Admiral Shares	200
Marketing and Distribution—Institutional Shares	99
Marketing and Distribution—Institutional Plus Shares	19
Marketing and Distribution—ETF Shares	2,497
Custodian Fees	1,903
Shareholders’ Reports—Investor Shares	19
Shareholders’ Reports—Admiral Shares	28
Shareholders’ Reports—Institutional Shares	6
Shareholders’ Reports—Institutional Plus Shares	2
Shareholders’ Reports—ETF Shares	218
Trustees’ Fees and Expenses	8
Total Expenses	14,227
Net Investment Income	851,527
Realized Net Gain (Loss)
Investment Securities Sold	177,487
Futures Contracts	12,870
Foreign Currencies and Forward Currency Contracts	(968)
Realized Net Gain (Loss)	189,389
Change in Unrealized Appreciation (Depreciation)
Investment Securities	877,251
Futures Contracts	(5,821)
Foreign Currencies and Forward Currency Contracts	2,536
Change in Unrealized Appreciation (Depreciation)	873,966
Net Increase (Decrease) in Net Assets Resulting from Operations	1,914,882
1 Dividends are net of foreign withholding taxes of $64,334,000.
2 Interest income from an affiliated company of the fund was $97,000.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Developed Markets Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2014	2013
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	851,527	483,317
Realized Net Gain (Loss)	189,389	(285,096)
Change in Unrealized Appreciation (Depreciation)	873,966	3,147,030
Net Increase (Decrease) in Net Assets Resulting from Operations	1,914,882	3,345,251
Distributions
Net Investment Income
Investor Shares	(19,674)	—
Admiral Shares	(95,284)	(48,139)
Institutional Shares	(110,089)	(10,060)
Institutional Plus Shares	(69,479)	—
ETF Shares	(498,697)	(421,854)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Institutional Plus Shares	—	—
ETF Shares	—	—
Total Distributions	(793,223)	(480,053)
Capital Share Transactions
Investor Shares	1,627,215	96
Admiral Shares	3,778,540	344,713
Institutional Shares	7,760,527	89,173
Institutional Plus Shares	5,724,945	—
ETF Shares	3,976,023	5,527,704
Net Increase (Decrease) from Capital Share Transactions	22,867,250	5,961,686
Total Increase (Decrease)	23,988,909	8,826,884
Net Assets
Beginning of Period	21,562,870	12,735,986
End of Period1	45,551,779	21,562,870
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $46,460,000 and ($11,529,000).

See accompanying Notes, which are an integral part of the Financial Statements.

14

Developed Markets Index Fund

Financial Highlights

Investor Shares
	Six Months	Dec. 19,
	Ended	2013[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2014	2013
Net Asset Value, Beginning of Period	$10.34	$10.00
Investment Operations
Net Investment Income	.247	.008
Net Realized and Unrealized Gain (Loss) on Investments	.224	.332
Total from Investment Operations	.471	.340
Distributions
Dividends from Net Investment Income	(.231)	—
Distributions from Realized Capital Gains	—	—
Total Distributions	(.231)	—
Net Asset Value, End of Period	$10.58	$10.34

Total Return2	4.63%	3.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,674	$0.1
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%3
Ratio of Net Investment Income to Average Net Assets	4.71%	2.80%3
Portfolio Turnover Rate4	6%	13%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Developed Markets Index Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.35	$11.26	$9.79	$11.58	$10.95	$8.74
Investment Operations
Net Investment Income	.325	.353	.332	.342	.278	.2771
Net Realized and Unrealized Gain (Loss)
on Investments	.299	2.085	1.474	(1.794)	.634	2.190
Total from Investment Operations	.624	2.438	1.806	(1.452)	.912	2.467
Distributions
Dividends from Net Investment Income	(.304)	(.348)	(.336)	(.338)	(.282)	(.257)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.304)	(.348)	(.336)	(.338)	(.282)	(.257)
Net Asset Value, End of Period	$13.67	$13.35	$11.26	$9.79	$11.58	$10.95

Total Return2	4.75%	22.06%	18.56%	-12.51%	8.36%	28.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,990	$2,060	$1,425	$1,229	$1,476	$1,409
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.18%	0.20%
Ratio of Net Investment Income to
Average Net Assets	4.82%	2.91%	3.40%	3.31%	2.70%	2.87%
Portfolio Turnover Rate3	6%	13%	7%	5%	6%	9%
The fund’s original Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011, and prior periods’ Financial
Highlights are for the Investor Share class. The Investor Shares recommenced on December 19, 2013, and are presented separately.
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Developed Markets Index Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$13.37	$11.27	$9.79	$11.60	$10.96	$8.74
Investment Operations
Net Investment Income	.326	.356	.336	.347	.289	.2881
Net Realized and Unrealized Gain (Loss)
on Investments	.289	2.094	1.483	(1.813)	.644	2.197
Total from Investment Operations	.615	2.450	1.819	(1.466)	.933	2.485
Distributions
Dividends from Net Investment Income	(.305)	(.350)	(.339)	(.344)	(.293)	(.265)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.305)	(.350)	(.339)	(.344)	(.293)	(.265)
Net Asset Value, End of Period	$13.68	$13.37	$11.27	$9.79	$11.60	$10.96

Total Return2	4.67%	22.15%	18.70%	-12.62%	8.55%	28.48%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,477	$482	$332	$294	$253	$219
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	4.84%	2.93%	3.43%	3.35%	2.80%	2.97%
Portfolio Turnover Rate3	6%	13%	7%	5%	6%	9%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Developed Markets Index Fund

Financial Highlights

Institutional Plus Shares
April 1, 2014[1] to
For a Share Outstanding Throughout the Period	June 30, 2014
Net Asset Value, Beginning of Period	$20.90
Investment Operations
Net Investment Income	.241
Net Realized and Unrealized Gain (Loss) on Investments	.509
Total from Investment Operations	.750
Distributions
Dividends from Net Investment Income	(.260)
Distributions from Realized Capital Gains	—
Total Distributions	(.260)
Net Asset Value, End of Period	$21.39

Total Return	3.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,876
Ratio of Total Expenses to Average Net Assets	0.06%
Ratio of Net Investment Income to Average Net Assets	4.85%
Portfolio Turnover Rate2	6%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Developed Markets Index Fund

Financial Highlights

FTSE Developed Markets ETF Shares
Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2014	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$41.53	$35.02	$30.44	$36.04	$34.06	$27.18
Investment Operations
Net Investment Income	1.007	1.099	1.035	1.067	.887	.8601
Net Realized and Unrealized Gain (Loss)
on Investments	.915	6.494	4.591	(5.609)	1.990	6.836
Total from Investment Operations	1.922	7.593	5.626	(4.542)	2.877	7.696
Distributions
Dividends from Net Investment Income	(.942)	(1.083)	(1.046)	(1.058)	(.897)	(.816)
Distributions from Realized Capital Gains —		—	—	—	—	—
Total Distributions	(.942)	(1.083)	(1.046)	(1.058)	(.897)	(.816)
Net Asset Value, End of Period	$42.51	$41.53	$35.02	$30.44	$36.04	$34.06

Total Return	4.70%	22.12%	18.60%	-12.57%	8.47%	28.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$23,535	$19,021	$10,979	$6,435	$5,414	$4,356
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.10%	0.12%	0.12%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.82%	2.91%	3.40%	3.31%	2.76%	2.92%
Portfolio Turnover Rate2	6%	13%	7%	5%	6%	9%
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Developed Markets Index Fund

Notes to Financial Statements

Vanguard Developed Markets Index Fund (formerly known as Vanguard Tax-Managed International Fund) is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers five classes of shares: Investor Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares, Institutional Shares, and Institutional Plus Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

20

Developed Markets Index Fund

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearing-house, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

21

Developed Markets Index Fund

During the six months ended June 30, 2014, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period. The fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of aggregate notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2010–2013), and for the period ended June 30, 2014, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counter-parties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counter-party risk, in the absence of a default the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group participate in a $2.89 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.06% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate equal to the higher of the federal funds rate or LIBOR reference rate plus an agreed-upon spread.

The fund had no borrowings outstanding at June 30, 2014, or at any time during the period then ended.

22

Developed Markets Index Fund

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund based on methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2014, the fund had contributed capital of $4,595,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.84% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2014, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	63,045	45,344,478	13,774
Temporary Cash Investments	522,998	18,599	—
Futures Contracts—Assets1	62	—	—
Forward Currency Contracts—Assets	—	4,080	—
Forward Currency Contracts—Liabilities	—	(2,434)	—
Total	586,105	45,364,723	13,774
1 Represents variation margin on the last day of the reporting period.

23

Developed Markets Index Fund

D. At June 30, 2014, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	62	4,080	4,142
Liabilities	—	(2,434)	(2,434)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended June 30, 2014, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	12,870	—	12,870
Forward Currency Contracts	—	(653)	(653)
Realized Net Gain (Loss) on Derivatives	12,870	(653)	12,217

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(5,821)	—	(5,821)
Forward Currency Contracts	—	1,646	1,646
Change in Unrealized Appreciation
(Depreciation) on Derivatives	(5,821)	1,646	(4,175)

At June 30, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
FTSE 100 Index	September 2014	413	47,391	(212)
Dow Jones EURO STOXX 50 Index	September 2014	1,052	46,552	(587)
Topix Index	September 2014	288	35,892	589
S&P ASX 200 Index	September 2014	158	19,961	24
				(186)

24

Developed Markets Index Fund

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts are required to be treated as realized gain (loss) for tax purposes.

At June 30, 2014, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America NA	9/24/14	EUR	109,956	USD	149,344	1,267
Bank of America NA	9/24/14	GBP	87,765	USD	148,661	1,431
BNP Paribas	9/17/14	JPY	7,717,000	USD	75,765	456
UBS AG	9/23/14	AUD	67,135	USD	62,294	623
UBS AG	9/17/14	JPY	3,912,319	USD	38,338	303
UBS AG	9/24/14	USD	98,228	EUR	72,223	(700)
UBS AG	9/24/14	USD	97,357	GBP	57,408	(819)
Bank of America NA	9/17/14	USD	76,691	JPY	7,829,562	(641)
Bank of America NA	9/23/14	USD	41,332	AUD	44,341	(223)
Citibank NA	9/24/14	USD	4,717	EUR	3,460	(22)
JP Morgan Chase Bank NA	9/24/14	USD	4,329	GBP	2,545	(22)
JP Morgan Chase Bank NA	9/17/14	USD	3,987	JPY	404,160	(5)
Citibank NA	9/23/14	USD	1,904	AUD	2,034	(2)
						1,646

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At June 30, 2014, the counterparties had deposited in segregated accounts securities with a value of $1,037,000 in connection with amounts due to the fund for open forward currency contracts. After June 30, 2014, a counterparty posted additional collateral of $767,000 in connection with open forward currency contracts as of June 30, 2014.

25

Developed Markets Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2014, the fund realized net foreign currency losses of $315,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2013, the fund had available capital losses totaling $937,618,000 to offset future net capital gains. Of this amount, $429,605,000 is subject to expiration dates; $90,589,000 may be used to offset future net capital gains through December 31, 2016 and $339,016,000 through December 31, 2017. Capital losses of $508,013,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2014; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund acquired additional realized losses of $1,172,573,000 to offset future net capital gains in connection with the acquisition of Vanguard Developed Markets Index Fund in April 2014 (see Note H); these losses have been reclassified from paid-in capital to accumulated net realized losses.

At June 30, 2014, the cost of investment securities for tax purposes was $38,112,335,000. Net unrealized appreciation of investment securities for tax purposes was $7,850,559,000, consisting of unrealized gains of $9,079,350,000 on securities that had risen in value since their purchase and $1,228,791,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended June 30, 2014, the fund purchased $20,433,593,000 of investment securities, including $14,135,384,000 of securities acquired in connection with the acquistion of Vanguard Developed Markets Index Fund (see Note H), and sold $895,477,000 of investment securities, other than temporary cash investments. Purchases and sales include $3,350,255,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

26

Developed Markets Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2014	December 31, 2013
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares1
Issued	83,174	8,004	96	9
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund2	1,677,834	163,039	—	—
Issued in Lieu of Cash Distributions	16,777	1,581	—	—
Redeemed	(150,570)	(14,412)	—	—
Net Increase (Decrease)—Investor Shares	1,627,215	158,212	96	9
Admiral Shares
Issued	670,511	50,274	414,929	33,436
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund2	3,262,803	245,296	—	—
Issued in Lieu of Cash Distributions	79,742	5,904	37,793	3,170
Redeemed	(234,516)	(17,472)	(108,009)	(8,865)
Net Increase (Decrease)—Admiral Shares	3,778,540	284,002	344,713	27,741
Institutional Shares
Issued	895,514	67,343	120,193	9,170
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund2	7,326,183	550,218	—	—
Issued in Lieu of Cash Distributions	100,520	7,354	7,692	645
Redeemed	(561,690)	(41,499)	(38,712)	(3,203)
Net Increase (Decrease)—Institutional Shares	7,760,527	583,416	89,173	6,612
Institutional Plus Shares3
Issued	686,293	32,487	—	—
Issued in Connection with Acquisition of
Vanguard Developed Markets Index Fund2	5,176,319	248,740	—	—
Issued in Lieu of Cash Distributions	66,911	3,119	—	—
Redeemed	(204,578)	(9,662)	—	—
Net Increase (Decrease)—Institutional Plus Shares	5,724,945	274,684	—	—
ETF Shares
Issued	3,976,023	95,569	5,832,350	152,556
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(304,646)	(8,000)
Net Increase (Decrease)—ETF Shares	3,976,023	95,569	5,527,704	144,556
1 Inception was December 19, 2013, for Investor Shares.
2 Effective April 4, 2014, Vanguard Developed Markets Index Fund merged into Vanguard Tax-Managed International Fund, and the combined fund was renamed Vanguard Developed Markets Index Fund.
3 Inception was April 1, 2014, for Institutional Plus Shares.

27

Developed Markets Index Fund

H. On April 4, 2014, Vanguard Tax-Managed International Fund acquired all of the net assets of Vanguard Developed Markets Index Fund pursuant to a plan of reorganization approved by the funds’ board of trustees on September 26, 2013. The purpose of the transaction was to combine two funds with similar investment strategies. The acquisition was accomplished by a tax-free exchange of 1,207,293,000 shares of Vanguard Tax-Managed International Fund for the 930,508,000 shares of Vanguard Developed Markets Index Fund outstanding on April 4, 2014. Each class of shares of Vanguard Developed Markets Index Fund was exchanged for the like class of shares of Vanguard Tax-Managed International Fund. Vanguard Developed Markets Index Fund’s net assets of $17,443,139,000, including $3,320,421,000 of unrealized appreciation, were combined with Vanguard Tax-Managed International Fund’s net assets of $24,394,239,000, resulting in combined net assets of $41,837,378,000 on April 4, 2014. Immediately following the merger, Vanguard Tax-Managed International Fund was renamed Vanguard Developed Markets Index Fund.

Assuming that the acquisition had been completed on January 1, 2014, the beginning of the fund’s reporting period, the fund’s pro forma results of operations for the six months ended June 30, 2014, would be:

($000)
Net Investment Income	1,093,437
Realized Net Gain (Loss)	337,483
Change in Unrealized Appreciation (Depreciation)	614,320
Net Increase (Decrease) in Net Assets Resulting from Operations	2,045,240

I. Management has determined that no material events or transactions occurred subsequent to June 30, 2014, that would require recognition or disclosure in these financial statements.

Special 2014 tax information (unaudited) for Vanguard Developed Markets Index Fund

(Effective April 4, 2014, Vanguard Developed Markets Index Fund merged into Vanguard Tax-Managed International Fund, and the combined fund was renamed Vanguard Developed Markets Index Fund. Tax information presented represents that of the former Vanguard Developed Markets Index Fund.)

This information for the fiscal period ended April 4, 2014, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $579,617,000 of qualified dividend income to shareholders during the fiscal period ended April 4, 2014.

The fund designates to shareholders foreign source income of $293,723,000 and foreign taxes paid of $7,797,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2015 to determine the calendar-year amounts to be included on their 2014 tax returns.

28

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

29

Six Months Ended June 30, 2014
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Developed Markets Index Fund	12/31/2013	6/30/2014	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,046.27	$1.01
Admiral Shares	1,000.00	1,047.48	0.46
Institutional Shares	1,000.00	1,046.72	0.36
FTSE Developed Markets ETF Shares	1,000.00	1,046.97	0.46
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.80	$1.00
Admiral Shares	1,000.00	1,024.35	0.45
Institutional Shares	1,000.00	1,024.45	0.35
FTSE Developed Markets ETF Shares	1,000.00	1,024.35	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.20% for Investor Shares, 0.09% for Admiral Shares, 0.07% for Institutional Shares, and 0.09% for FTSE Developed Markets ETF
Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent
12-month period. This table does not include data for share classes with less than six months of history.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Developed Markets Index Fund (formerly known as Vanguard Tax-Managed International Fund) has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard). Vanguard’s Equity Investment Group—through its Equity Index Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

Effective April 2014, Vanguard Developed Markets Index Fund was reorganized into the Vanguard Tax-Managed International Fund and the fund was renamed Vanguard Developed Markets Index Fund.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance relative to a benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

32

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Developed ex North America Index: MSCI EAFE Index through May 28, 2013; FTSE
Developed ex North America Index thereafter.

33

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 177 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President of
Inc., and of each of the investment companies served	the University of Pennsylvania; Christopher H. Browne
by The Vanguard Group, since January 2010; Director	Distinguished Professor of Political Science, School of
of The Vanguard Group since 2008; Chief Executive	Arts and Sciences, and Professor of Communication,
Officer and President of The Vanguard Group, and of	Annenberg School for Communication, with secondary
each of the investment companies served by The	faculty appointments in the Department of Philosophy,
Vanguard Group, since 2008; Director of Vanguard	School of Arts and Sciences, and at the Graduate
Marketing Corporation; Managing Director of The	School of Education, University of Pennsylvania;
Vanguard Group (1995–2008).	Trustee of the National Constitution Center; Chair
of the Presidential Commission for the Study of
Bioethical Issues.
IndependentTrustees
JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2009–2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Chairman of the Board
Chairman and Chief Executive Officer (retired 2009)	of Hillenbrand, Inc. (specialized consumer services),
and President (2006–2008) of Rohm and Haas Co.	and of Oxfam America; Director of SKF AB (industrial
(chemicals); Director of Tyco International, Ltd.	machinery), Hyster-Yale Materials Handling, Inc.
(diversified manufacturing and services), Hewlett-	(forklift trucks), the Lumina Foundation for Education,
Packard Co. (electronic computer manufacturing),

and the V Foundation for Cancer Research; Member	Executive Officers
of the Advisory Council for the College of Arts and
Letters and of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies, both at the	Born 1967. Controller Since July 2010. Principal
University of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer (retired 2013)
at IBM (information technology services); Fiduciary	Thomas J. Higgins
Member of IBM’s Retirement Plan Committee (2004–	Born 1957. Chief Financial Officer Since September
2013); Member of the Council on Chicago Booth.	2008. Principal Occupation(s) During the Past Five
Years: Principal of The Vanguard Group, Inc.; Chief
Scott C. Malpass	Financial Officer of each of the investment companies
Born 1962. Trustee Since March 2012. Principal	served by The Vanguard Group; Treasurer of each of
Occupation(s) During the Past Five Years: Chief	the investment companies served by The Vanguard
Investment Officer and Vice President at the University	Group (1998–2008).
of Notre Dame; Assistant Professor of Finance at the
Mendoza College of Business at Notre Dame; Member	Kathryn J. Hyatt
of the Notre Dame 403(b) Investment Committee;	Born 1955. Treasurer Since November 2008. Principal
Board Member of TIFF Advisory Services, Inc.	Occupation(s) During the Past Five Years: Principal of
(investment advisor); Member of the Investment	The Vanguard Group, Inc.; Treasurer of each of the
Advisory Committees of the Financial Industry	investment companies served by The Vanguard
Regulatory Authority (FINRA) and of Major League	Group; Assistant Treasurer of each of the investment
Baseball.	companies served by The Vanguard Group (1988–2008).

André F. Perold	Heidi Stam
Born 1952. Trustee Since December 2004. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: George	Occupation(s) During the Past Five Years: Managing
Gund Professor of Finance and Banking, Emeritus	Director of The Vanguard Group, Inc.; General Counsel
at the Harvard Business School (retired 2011);	of The Vanguard Group; Secretary of The Vanguard
Chief Investment Officer and Managing Partner of	Group and of each of the investment companies
HighVista Strategies LLC (private investment firm);	served by The Vanguard Group; Director and Senior
Director of Rand Merchant Bank; Overseer of the	Vice President of Vanguard Marketing Corporation.
Museum of Fine Arts Boston.
Vanguard Senior ManagementTeam
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	Chris D. McIsaac
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Michael S. Miller
President, and Chief Executive Officer of NACCO	Paul A. Heller	James M. Norris
Industries, Inc. (housewares/lignite), and of Hyster-	Martha G. King	Glenn W. Reed
Yale Materials Handling, Inc. (forklift trucks); Chairman	John T. Marcante
of the Board of University Hospitals of Cleveland.

Peter F. Volanakis	Chairman Emeritus and Senior Advisor
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	John J. Brennan
and Chief Operating Officer (retired 2010) of Corning	Chairman, 1996–2009
Incorporated (communications equipment); Trustee of	Chief Executive Officer and President, 1996–2008
Colby-Sawyer College; Member of the Advisory Board
of the Norris Cotton Cancer Center and of the Advisory	Founder
Board of the Parthenon Group (strategy consulting).
John C. Bogle
Chairman and Chief Executive Officer, 1974–1996
1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All rights in a FTSE index (the “Index”) vest in FTSE
Direct Investor Account Services > 800-662-2739	International Limited (“FTSE”). “FTSE®” is a trademark
of London Stock Exchange Group companies and is
Institutional Investor Services > 800-523-1036	used by FTSE under licence. The Vanguard Fund(s) (the
Text Telephone for People	“Product”) has been developed solely by Vanguard. The
With Hearing Impairment > 800-749-7273	Index is calculated by FTSE or its agent. FTSE and its
licensors are not connected to and do not sponsor,
This material may be used in conjunction	advise, recommend, endorse, or promote the Product
with the offering of shares of any Vanguard	and do not accept any liability whatsoever to any
fund only if preceded or accompanied by	person arising out of (a) the use of, reliance on or any
error in the Index or (b) investment in or operation of
the fund’s current prospectus.	the Product. FTSE makes no claim, prediction, warranty,
All comparative mutual fund data are from Lipper, a	or representation either as to the results to be obtained
Thomson Reuters Company, or Morningstar, Inc., unless	from the Product or the suitability of the Index for the
otherwise noted.	purpose to which it is being put by Vanguard.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2014 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082014

Item 2: Code of Ethics.

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not. Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

		Market
		Value
	Shares	($000)
Common Stocks (99.7%)[1]
Australia (7.5%)
Commonwealth Bank of Australia	4,899,231	373,656
BHP Billiton Ltd.	9,770,499	333,220
Westpac Banking Corp.	9,377,208	299,941
Australia & New Zealand Banking Group Ltd.	8,268,896	260,012
National Australia Bank Ltd.	6,993,991	216,176
Wesfarmers Ltd.	3,466,149	136,779
Woolworths Ltd.	3,735,252	124,035
CSL Ltd.	1,559,391	97,888
Woodside Petroleum Ltd.	2,181,864	84,594
Rio Tinto Ltd.	1,325,840	74,380
Telstra Corp. Ltd.	13,349,353	65,582
Macquarie Group Ltd.	974,303	54,808
Suncorp Group Ltd.	3,916,807	50,017
* Scentre Group	15,821,417	47,740
Origin Energy Ltd.	3,306,343	45,573
AMP Ltd.	8,921,017	44,595
Brambles Ltd.	4,714,322	40,844
* Westfield Corp.	5,883,592	39,668
Santos Ltd.	2,905,908	39,092
Insurance Australia Group Ltd.	6,993,385	38,519
Transurban Group	5,471,909	38,131
QBE Insurance Group Ltd.	3,631,377	37,194
Amcor Ltd.	3,671,035	36,107
Oil Search Ltd.	3,498,450	31,922
Aurizon Holdings Ltd.	6,240,529	29,304
Stockland	6,998,324	25,596
Goodman Group	5,201,157	24,763
AGL Energy Ltd.	1,676,628	24,490
* Newcrest Mining Ltd.	2,321,373	23,315
Orica Ltd.	1,105,406	20,302
Lend Lease Group	1,632,190	20,178
Fortescue Metals Group Ltd.	4,882,943	20,167
Sonic Healthcare Ltd.	1,201,737	19,658
ASX Ltd.	583,587	19,620
GPT Group	5,347,049	19,365
Mirvac Group	11,122,615	18,717
Dexus Property Group	17,494,136	18,310
Computershare Ltd.	1,503,094	17,692
James Hardie Industries plc	1,344,472	17,540
Ramsay Health Care Ltd.	397,097	17,056
Crown Resorts Ltd.	1,162,124	16,564
APA Group	2,456,814	15,979
Asciano Ltd.	2,962,024	15,739
Seek Ltd.	1,019,236	15,242
Bendigo and Adelaide Bank Ltd.	1,320,720	15,195
Coca-Cola Amatil Ltd.	1,628,886	14,544
Incitec Pivot Ltd.	4,937,584	13,499
Tatts Group Ltd.	4,218,295	13,005
Sydney Airport	3,166,913	12,601
CFS Retail Property Trust Group	6,429,355	12,364
Bank of Queensland Ltd.	1,046,649	12,028
Challenger Ltd.	1,660,624	11,649
Boral Ltd.	2,329,425	11,525
WorleyParsons Ltd.	653,338	10,716
Federation Centres Ltd.	4,323,741	10,147
Cochlear Ltd.	173,197	10,083
Toll Holdings Ltd.	2,052,818	9,879
Iluka Resources Ltd.	1,273,030	9,782
* Alumina Ltd.	7,426,990	9,485
ALS Ltd.	1,129,462	9,434
Treasury Wine Estates Ltd.	1,942,924	9,175

1

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Ansell Ltd.	465,354	8,700
*	BlueScope Steel Ltd.	1,696,399	8,689
	Caltex Australia Ltd.	410,735	8,357
	Aristocrat Leisure Ltd.	1,674,489	8,297
	Echo Entertainment Group Ltd.	2,479,501	7,337
^	Flight Centre Travel Group Ltd.	170,385	7,140
	Tabcorp Holdings Ltd.	2,229,735	7,062
	Metcash Ltd.	2,697,793	6,718
	SP AusNet	5,135,216	6,419
	REA Group Ltd.	158,942	6,404
	DuluxGroup Ltd.	1,143,404	6,108
	Perpetual Ltd.	135,227	6,038
	Australand Property Group	1,392,081	5,827
^	Leighton Holdings Ltd.	304,558	5,655
	IOOF Holdings Ltd.	712,681	5,644
	Downer EDI Ltd.	1,317,937	5,625
	CSR Ltd.	1,523,397	5,015
	Orora Ltd.	3,710,259	4,978
*	Sims Metal Management Ltd.	530,584	4,867
	Harvey Norman Holdings Ltd.	1,586,739	4,638
	Fairfax Media Ltd.	5,315,032	4,531
	Adelaide Brighton Ltd.	1,376,215	4,481
	TPG Telecom Ltd.	862,109	4,479
*	Recall Holdings Ltd.	980,945	4,421
	Platinum Asset Management Ltd.	700,779	4,162
*	Qantas Airways Ltd.	3,348,361	3,983
	Seven West Media Ltd.	2,076,119	3,677
	Envestra Ltd.	2,820,906	3,614
	Macquarie Atlas Roads Group	1,169,338	3,606
	OZ Minerals Ltd.	905,637	3,495
	Goodman Fielder Ltd.	5,391,440	3,457
	Shopping Centres Australasia Property Group	1,938,035	3,145
	Arrium Ltd.	3,968,082	2,985
*,^	Whitehaven Coal Ltd.	1,813,731	2,454
	GWA Group Ltd.	964,332	2,389
	Nufarm Ltd.	529,114	2,322
	New Hope Corp. Ltd.	747,769	1,889
	Atlas Iron Ltd.	2,789,564	1,661
*	Ten Network Holdings Ltd.	5,807,564	1,450
*,^	Aquila Resources Ltd.	447,185	1,424
*	BGP Holdings PLC	7,179,555	—
			3,398,324
Austria (0.3%)
	Erste Group Bank AG	888,282	28,721
	OMV AG	438,280	19,799
	Voestalpine AG	341,223	16,267
	Andritz AG	221,522	12,800
	Raiffeisen Bank International AG	356,937	11,379
	IMMOFINANZ AG	2,934,919	10,363
	Telekom Austria AG	660,418	6,460
	Vienna Insurance Group AG Wiener Versicherung Gruppe	116,700	6,248
^	Verbund AG	201,897	3,911
*	BUWOG AG	153,410	2,964
*	Strabag SE	48,047	1,512
			120,424
Belgium (1.1%)
	Anheuser-Busch InBev NV	2,428,418	279,026
*	KBC Groep NV	837,779	45,576
	UCB SA	370,874	31,377
	Solvay SA Class A	171,792	29,567
	Ageas	645,497	25,743
	Groupe Bruxelles Lambert SA	236,257	24,555
	Delhaize Group SA	308,009	20,842
	Umicore SA	334,199	15,551

2

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Belgacom SA	426,143	14,147
	Colruyt SA	214,064	10,873
*	Telenet Group Holding NV	146,653	8,358
			505,615
Denmark (1.4%)
	Novo Nordisk A/S Class B	5,930,847	273,726
	Danske Bank A/S	2,395,086	67,705
	AP Moeller - Maersk A/S Class B	20,461	50,872
	Novozymes A/S	713,594	35,791
	Carlsberg A/S Class B	321,862	34,666
*	Vestas Wind Systems A/S	676,168	34,118
	Pandora A/S	365,687	28,064
	Coloplast A/S Class B	305,418	27,636
	TDC A/S	2,430,695	25,144
	AP Moeller - Maersk A/S Class A	10,028	23,602
	DSV A/S	521,438	17,003
	Chr Hansen Holding A/S	267,251	11,255
^	FLSmidth & Co. A/S	144,595	8,074
	Tryg A/S	72,261	7,301
*	William Demant Holding A/S	75,585	6,864
	H Lundbeck A/S	184,206	4,533
	Rockwool International A/S Class B	19,274	3,556
			659,910
Finland (0.8%)
^	Nokia Oyj	11,401,255	86,271
	Sampo Class A	1,432,524	72,417
	Kone Oyj Class B	1,156,021	48,201
	Fortum Oyj	1,355,715	36,351
	UPM-Kymmene Oyj	1,619,214	27,659
	Wartsila OYJ Abp	474,170	23,501
	Stora Enso Oyj	1,749,417	17,008
	Nokian Renkaat Oyj	405,774	15,820
	Metso Oyj	407,454	15,425
	Kesko Oyj Class B	206,261	8,151
	Neste Oil Oyj	390,862	7,627
	Valmet Oyj	407,012	4,865
			363,296
France (8.9%)
	Total SA	6,184,646	447,457
	Sanofi	3,484,675	370,385
	BNP Paribas SA	2,973,293	202,061
	Schneider Electric SE	1,661,982	156,714
	LVMH Moet Hennessy Louis Vuitton SA	762,461	147,131
	Air Liquide SA	1,043,054	140,947
	AXA SA	5,776,835	138,028
	Danone SA	1,647,401	122,498
	L'Oreal SA	711,390	122,487
	Societe Generale SA	2,173,213	113,969
	GDF Suez	4,105,464	113,112
	Airbus Group NV	1,686,939	113,106
	Vinci SA	1,429,801	106,890
	Vivendi SA	3,868,492	94,668
	Orange SA	5,483,162	86,756
	Cie de St-Gobain	1,353,088	76,344
^	Pernod Ricard SA	597,705	71,797
	Cie Generale des Etablissements Michelin	569,862	68,043
	Carrefour SA	1,770,778	65,296
	Essilor International SA	598,870	63,466
	Safran SA	799,030	52,308
	Renault SA	568,281	51,370
	Legrand SA	808,346	49,504
	Kering	224,452	49,238
^	Lafarge SA	555,675	48,321

3

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Publicis Groupe SA	560,764	47,528
	Credit Agricole SA	3,041,870	42,948
	Technip SA	327,036	35,732
	SES SA	904,397	34,319
	Cap Gemini SA	446,961	31,897
	Valeo SA	236,356	31,713
	Christian Dior SA	157,824	31,423
*	Alcatel-Lucent	8,335,812	29,968
	Sodexo	275,201	29,611
	Accor SA	526,992	27,391
	Electricite de France SA	793,014	24,970
	Dassault Systemes	190,955	24,553
	Veolia Environnement SA	1,284,029	24,462
	Alstom SA	656,000	23,824
	Casino Guichard Perrachon SA	174,822	23,178
	Bouygues SA	543,711	22,624
	Iliad SA	70,677	21,380
	Zodiac Aerospace	584,156	19,778
	AtoS	229,758	19,137
	Groupe Eurotunnel SA	1,400,224	18,944
	Thales SA	309,214	18,696
	Bureau Veritas SA	664,838	18,465
	Edenred	607,857	18,433
	Rexel SA	785,651	18,374
	Natixis	2,814,646	18,064
	Arkema SA	181,291	17,615
	Eutelsat Communications SA	498,744	17,331
	STMicroelectronics NV	1,924,537	17,242
*	Peugeot SA	1,137,765	16,834
	Vallourec SA	355,965	15,957
	Aeroports de Paris	120,402	15,873
	Klepierre	297,045	15,136
	Suez Environnement Co.	773,784	14,803
	SCOR SE	427,441	14,718
	Wendel SA	94,502	13,539
	ICADE	107,472	11,520
	Societe BIC SA	82,457	11,283
	Lagardere SCA	344,372	11,220
	Fonciere Des Regions	102,492	11,118
	Bollore SA	16,525	10,720
	CNP Assurances	501,495	10,409
	Eurazeo SA	117,210	9,754
	Hermes International	25,258	9,327
	Imerys SA	99,837	8,420
	Eiffage SA	123,716	8,412
	Gecina SA	55,817	8,133
	JCDecaux SA	202,477	7,562
*	CGG SA	522,442	7,401
	SEB SA	80,929	7,165
	Remy Cointreau SA	71,098	6,547
*	Numericable Group SA	97,997	5,836
*,^	Air France-KLM	450,286	5,675
	Societe Television Francaise 1	320,952	5,256
	Euler Hermes Group	39,982	4,804
	Ipsen SA	105,444	4,767
	BioMerieux	43,130	4,648
			4,058,333
Germany (8.5%)
	Bayer AG	2,517,682	355,178
	BASF SE	2,810,506	326,928
	Siemens AG	2,413,458	318,659
	Daimler AG	2,908,260	271,674
	Allianz SE	1,386,173	231,372
	SAP AG	2,721,197	209,681

4

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Deutsche Telekom AG	9,350,610	164,001
	Deutsche Bank AG	3,966,040	139,386
	Bayerische Motoren Werke AG	989,691	125,324
	Volkswagen AG Preference Shares	467,393	122,418
	Linde AG	563,229	119,684
	E.ON SE	5,569,053	114,809
	Deutsche Post AG	2,894,395	104,473
	Muenchener Rueckversicherungs AG	453,262	100,374
	Continental AG	328,806	76,024
	adidas AG	636,932	64,404
	RWE AG	1,472,337	63,146
	Henkel AG & Co. KGaA Preference Shares	528,322	61,038
	Fresenius SE & Co. KGaA	397,861	59,335
	Porsche Automobil Holding SE Preference Shares	466,159	48,468
*	Commerzbank AG	2,875,808	45,073
	Deutsche Boerse AG	560,297	43,442
	Fresenius Medical Care AG & Co. KGaA	642,679	43,240
	Infineon Technologies AG	3,416,193	42,645
*	ThyssenKrupp AG	1,292,132	37,597
	HeidelbergCement AG	428,092	36,477
	Henkel AG & Co. KGaA	355,893	35,791
	Merck KGaA	393,264	34,103
	Beiersdorf AG	303,804	29,361
^	ProSiebenSat.1 Media AG	648,574	28,867
	Brenntag AG	156,847	28,021
	GEA Group AG	539,142	25,488
	Volkswagen AG	89,718	23,139
	Symrise AG	370,159	20,147
	K&S AG	582,917	19,142
	LANXESS AG	278,646	18,794
	Deutsche Wohnen AG	871,199	18,766
*	Metro AG	404,615	17,608
*	QIAGEN NV	714,214	17,273
	Hannover Rueck SE	183,664	16,539
	Hugo Boss AG	102,993	15,379
	United Internet AG	341,943	15,022
	Deutsche Lufthansa AG	696,983	14,962
	MTU Aero Engines AG	154,785	14,215
	MAN SE	107,265	13,257
	Bilfinger SE	114,352	13,022
*	OSRAM Licht AG	258,169	13,001
*	Sky Deutschland AG	1,363,177	12,561
	Fuchs Petrolub SE Preference Shares	213,056	9,613
	Kabel Deutschland Holding AG	64,739	9,472
	TUI AG	514,577	8,649
	Evonik Industries AG	212,606	8,453
	Fraport AG Frankfurt Airport Services Worldwide	112,350	7,927
	Axel Springer SE	126,443	7,771
	Hochtief AG	78,157	6,764
	Telefonica Deutschland Holding AG	815,603	6,742
	Software AG	167,944	6,060
^	Fielmann AG	38,311	5,524
	Wacker Chemie AG	45,338	5,220
*	Celesio AG	142,158	5,055
^	Suedzucker AG	236,470	4,775
	Fuchs Petrolub SE	105,847	4,513
	Talanx AG	114,424	4,008
	Puma SE	8,227	2,345
			3,872,199
Greece (0.1%)
*	National Bank of Greece SA	4,150,029	15,093
*	Piraeus Bank SA	6,143,672	13,607
*	Hellenic Telecommunications Organization SA	755,193	11,154
*	Alpha Bank AE	11,658,140	10,840

5

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	National Bank of Greece SA ADR	474,256	1,745
	Hellenic Petroleum SA	215,140	1,702
			54,141
Hong Kong (3.2%)
	AIA Group Ltd.	36,668,009	184,243
	Hutchison Whampoa Ltd.	6,099,942	83,426
	Cheung Kong Holdings Ltd.	4,019,279	71,309
	Hong Kong Exchanges and Clearing Ltd.	3,499,797	65,243
	Sun Hung Kai Properties Ltd.	4,691,007	64,370
	Sands China Ltd.	7,350,010	55,476
	Galaxy Entertainment Group Ltd.	6,352,901	50,775
	Jardine Matheson Holdings Ltd.	724,020	42,967
	Hong Kong & China Gas Co. Ltd.	18,861,015	41,288
	CLP Holdings Ltd.	4,685,352	38,490
	Hang Seng Bank Ltd.	2,328,195	38,018
	Link REIT	6,949,835	37,416
	Power Assets Holdings Ltd.	4,028,402	35,260
	Wharf Holdings Ltd.	4,607,310	33,176
	BOC Hong Kong Holdings Ltd.	10,942,135	31,700
	Want Want China Holdings Ltd.	20,099,000	28,934
	Li & Fung Ltd.	17,500,934	25,922
	Jardine Strategic Holdings Ltd.	686,500	24,540
	Hongkong Land Holdings Ltd.	3,573,000	23,845
	Swire Pacific Ltd. Class A	1,930,686	23,763
	Hang Lung Properties Ltd.	6,816,415	21,021
	Henderson Land Development Co. Ltd.	3,505,398	20,516
	China Mengniu Dairy Co. Ltd.	4,120,058	19,045
	New World Development Co. Ltd.	15,232,636	17,341
	Bank of East Asia Ltd.	4,099,029	16,995
	MTR Corp. Ltd.	4,228,608	16,285
	Tingyi Cayman Islands Holding Corp.	5,792,541	16,228
	Sino Land Co. Ltd.	9,163,700	15,085
	SJM Holdings Ltd.	5,566,240	13,944
^	AAC Technologies Holdings Inc.	2,134,429	13,891
	Hang Lung Group Ltd.	2,495,000	13,507
	Samsonite International SA	3,882,600	12,799
	Wynn Macau Ltd.	3,139,536	12,297
	Techtronic Industries Co.	3,825,500	12,263
^	Prada SPA	1,547,900	10,950
	Cheung Kong Infrastructure Holdings Ltd.	1,511,498	10,442
	Swire Properties Ltd.	3,546,414	10,364
	Wheelock & Co. Ltd.	2,474,132	10,329
	Hysan Development Co. Ltd.	1,913,359	8,961
	Wing Hang Bank Ltd.	525,156	8,468
	Yue Yuen Industrial Holdings Ltd.	2,512,562	8,407
	Esprit Holdings Ltd.	5,739,600	8,145
	MGM China Holdings Ltd.	2,311,651	8,017
	First Pacific Co. Ltd.	7,164,697	7,998
	ASM Pacific Technology Ltd.	728,937	7,966
^	Sun Art Retail Group Ltd.	6,737,000	7,706
	NWS Holdings Ltd.	4,102,818	7,600
	Melco International Development Ltd.	2,477,000	7,488
	PCCW Ltd.	11,868,497	7,076
	Shangri-La Asia Ltd.	4,431,254	6,943
	Kerry Properties Ltd.	1,937,729	6,773
	VTech Holdings Ltd.	482,000	6,402
	Cathay Pacific Airways Ltd.	3,089,517	5,774
	Hopewell Holdings Ltd.	1,647,101	5,738
	Television Broadcasts Ltd.	876,100	5,690
*,^	Semiconductor Manufacturing International Corp.	65,181,000	5,591
	Chow Tai Fook Jewellery Group Ltd.	3,323,600	5,080
	New World China Land Ltd.	7,886,000	4,712
*	FIH Mobile Ltd.	6,796,001	4,318
	Johnson Electric Holdings Ltd.	4,324,500	3,865

6

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Huabao International Holdings Ltd.	5,846,000	3,462
	Xinyi Glass Holdings Ltd.	5,702,000	3,347
*,^	Macau Legend Development Ltd.	4,827,034	3,345
	Cafe de Coral Holdings Ltd.	982,000	3,313
	Champion REIT	6,976,400	3,241
	L'Occitane International SA	1,347,000	3,008
	Uni-President China Holdings Ltd.	3,913,200	3,001
	Orient Overseas International Ltd.	600,731	2,941
*,^	Brightoil Petroleum Holdings Ltd.	9,000,000	2,927
*	Shun Tak Holdings Ltd.	5,502,000	2,790
	Great Eagle Holdings Ltd.	762,400	2,790
	Lifestyle International Holdings Ltd.	1,415,000	2,772
	Kerry Logistics Network Ltd.	1,644,614	2,597
	Shui On Land Ltd.	10,300,500	2,511
	Towngas China Co. Ltd.	2,049,150	2,412
	Dah Sing Financial Holdings Ltd.	447,120	2,365
*	United Co. RUSAL plc	5,153,000	2,337
^	Shougang Fushan Resources Group Ltd.	10,884,000	2,233
^	SA SA International Holdings Ltd.	2,986,301	2,062
*,^	China Rongsheng Heavy Industries Group Holdings Ltd.	8,660,500	1,866
	Dah Sing Banking Group Ltd.	1,094,885	1,837
	Texwinca Holdings Ltd.	1,846,000	1,829
	Xinyi Solar Holdings Ltd.	6,196,000	1,592
	China Travel International Investment Hong Kong Ltd.	7,900,800	1,549
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,758,000	1,533
	Hopewell Highway Infrastructure Ltd.	2,855,000	1,433
	Kowloon Development Co. Ltd.	1,137,000	1,337
	Parkson Retail Group Ltd.	4,205,000	1,205
	Hutchison Harbour Ring Ltd.	7,792,000	603
*	Sun Hung Kai Properties Ltd. Warrants Exp. 04/08/2016	371,917	486
			1,480,905
Ireland (0.2%)
	Kerry Group plc Class A	443,405	33,323
*	Bank of Ireland	83,739,336	28,258
*	Ryanair Holdings plc ADR	295,799	16,505
	Smurfit Kappa Group plc	698,448	15,986
*	Ryanair Holdings plc	581,314	5,519
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			99,591
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	2,884,928	151,554
	Bank Hapoalim BM	3,008,922	17,380
*	Bank Leumi Le-Israel BM	3,807,063	14,838
	Israel Chemicals Ltd.	1,366,969	11,712
	Bezeq The Israeli Telecommunication Corp. Ltd.	5,773,296	10,805
	NICE Systems Ltd.	162,536	6,652
	Delek Group Ltd.	14,229	5,886
*	Israel Discount Bank Ltd. Class A	2,756,754	4,667
	Mizrahi Tefahot Bank Ltd.	350,244	4,528
	Elbit Systems Ltd.	72,183	4,440
*	Israel Corp. Ltd.	6,977	3,970
	Azrieli Group	111,020	3,654
	Gazit-Globe Ltd.	259,664	3,476
	Frutarom Industries Ltd.	107,963	2,699
	Osem Investments Ltd.	117,304	2,647
	Paz Oil Co. Ltd.	14,402	2,328
*	EZchip Semiconductor Ltd.	87,800	2,259
*	Partner Communications Co. Ltd.	264,950	2,082
	Strauss Group Ltd.	96,172	1,888
	Harel Insurance Investments & Financial Services Ltd.	317,677	1,881
	Cellcom Israel Ltd. (Registered)	150,092	1,829
*	Delek Energy Systems Ltd.	2,186	1,535
	Shikun & Binui Ltd.	589,604	1,424
	Ormat Industries	158,020	1,223

7

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Clal Insurance Enterprises Holdings Ltd.	60,030	1,158
	Melisron Ltd.	39,377	1,073
	Migdal Insurance & Financial Holding Ltd.	633,174	1,033
	First International Bank Of Israel Ltd.	60,122	965
	Delek Automotive Systems Ltd.	86,578	932
*	Oil Refineries Ltd.	3,123,511	905
	Shufersal Ltd.	191,268	623
			272,046
Italy (2.4%)
	Eni SPA	7,499,554	205,110
^	Enel SPA	19,753,470	114,899
	UniCredit SPA	13,566,272	113,433
	Intesa Sanpaolo SPA (Registered)	35,866,740	110,661
	Assicurazioni Generali SPA	3,838,086	84,056
*	Telecom Italia SPA (Registered)	31,768,937	40,210
	Snam SPA	6,376,942	38,408
	Atlantia SPA	1,209,030	34,443
	Tenaris SA	1,437,505	33,871
	Luxottica Group SPA	526,699	30,499
	CNH Industrial NV	2,792,213	28,651
*	Fiat SPA	2,590,947	25,545
^	Terna Rete Elettrica Nazionale SPA	4,343,815	22,887
	Unione di Banche Italiane SCpA	2,632,531	22,748
*	Saipem SPA	760,203	20,497
	Telecom Italia SPA (Bearer)	18,378,694	18,180
	Banco Popolare SC	1,097,546	18,054
	Pirelli & C. SPA	1,013,672	16,249
*	Mediobanca SPA	1,464,361	14,582
	Prysmian SPA	644,762	14,560
	Enel Green Power SPA	4,722,925	13,367
	Exor SPA	297,746	12,214
*	Finmeccanica SPA	1,159,721	11,013
*	Mediaset SPA	2,044,004	9,955
	Davide Campari-Milano SPA	860,453	7,441
	Mediolanum SPA	781,017	6,014
^	GTECH SPA	199,230	4,868
	Salvatore Ferragamo SPA	143,406	4,273
	Buzzi Unicem SPA	220,575	3,709
	Parmalat SPA	941,172	3,219
			1,083,616
Japan (20.5%)
	Toyota Motor Corp.	8,064,848	482,864
	Mitsubishi UFJ Financial Group Inc.	43,075,363	264,427
	SoftBank Corp.	2,865,791	213,567
	Honda Motor Co. Ltd.	5,459,788	190,518
	Sumitomo Mitsui Financial Group Inc.	4,089,813	171,596
	Mizuho Financial Group Inc.	72,847,993	149,739
	Japan Tobacco Inc.	3,209,296	117,018
	Canon Inc.	3,445,044	112,591
	Takeda Pharmaceutical Co. Ltd.	2,356,016	109,349
	Hitachi Ltd.	14,118,335	103,474
	FANUC Corp.	597,945	103,258
	KDDI Corp.	1,665,810	101,637
	Seven & I Holdings Co. Ltd.	2,374,849	100,099
	Mitsubishi Estate Co. Ltd.	3,850,585	95,131
	Mitsubishi Corp.	4,379,595	91,159
	East Japan Railway Co.	1,155,574	91,050
	Astellas Pharma Inc.	6,792,562	89,326
	Mitsui Fudosan Co. Ltd.	2,642,315	89,176
	Mitsui & Co. Ltd.	5,268,355	84,460
	Nippon Steel & Sumitomo Metal Corp.	25,749,576	82,489
	Central Japan Railway Co.	576,940	82,357
	Panasonic Corp.	6,476,262	78,506
	Shin-Etsu Chemical Co. Ltd.	1,254,571	76,288

8

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

		Market
		Value
	Shares	($000)
Nomura Holdings Inc.	10,678,808	75,641
Mitsubishi Electric Corp.	6,013,924	74,288
Nissan Motor Co. Ltd.	7,725,644	73,158
NTT DOCOMO Inc.	4,281,684	73,092
Tokio Marine Holdings Inc.	2,170,483	71,439
Bridgestone Corp.	2,029,811	71,091
Nippon Telegraph & Telephone Corp.	1,126,073	70,186
Denso Corp.	1,453,344	69,427
Komatsu Ltd.	2,899,979	67,318
ORIX Corp.	3,946,200	65,431
Kao Corp.	1,600,896	63,049
Mitsubishi Heavy Industries Ltd.	9,750,463	60,900
Keyence Corp.	139,083	60,819
ITOCHU Corp.	4,724,289	60,649
Toshiba Corp.	12,513,301	58,493
Murata Manufacturing Co. Ltd.	609,928	57,199
Sumitomo Realty & Development Co. Ltd.	1,322,257	56,800
Kubota Corp.	3,803,706	53,976
Fast Retailing Co. Ltd.	161,555	53,221
Sumitomo Mitsui Trust Holdings Inc.	11,637,076	53,187
Fuji Heavy Industries Ltd.	1,905,972	52,850
Daikin Industries Ltd.	811,376	51,208
Sony Corp.	3,033,580	50,693
SMC Corp.	188,802	50,592
Kyocera Corp.	984,410	46,744
Sumitomo Corp.	3,426,478	46,234
Daiwa Securities Group Inc.	5,325,789	46,144
Tokyo Gas Co. Ltd.	7,647,627	44,672
Hoya Corp.	1,323,936	44,018
Dai-ichi Life Insurance Co. Ltd.	2,921,100	43,532
Inpex Corp.	2,803,900	42,654
Nidec Corp.	677,630	41,675
Asahi Group Holdings Ltd.	1,309,946	41,136
Daiwa House Industry Co. Ltd.	1,965,132	40,738
Fujitsu Ltd.	5,415,221	40,575
MS&AD Insurance Group Holdings Inc.	1,653,408	39,961
Suzuki Motor Corp.	1,272,587	39,923
Daiichi Sankyo Co. Ltd.	2,114,397	39,522
JX Holdings Inc.	7,366,707	39,421
Kirin Holdings Co. Ltd.	2,702,725	39,024
Nintendo Co. Ltd.	324,177	38,930
FUJIFILM Holdings Corp.	1,393,473	38,893
Secom Co. Ltd.	630,865	38,511
Mazda Motor Corp.	8,092,455	37,977
Marubeni Corp.	5,069,013	37,100
Otsuka Holdings Co. Ltd.	1,171,149	36,317
Tokyo Electron Ltd.	522,069	35,581
Eisai Co. Ltd.	839,239	35,219
Resona Holdings Inc.	5,741,922	33,460
Sumitomo Electric Industries Ltd.	2,331,309	32,819
JFE Holdings Inc.	1,565,211	32,375
NKSJ Holdings Inc.	1,175,252	31,667
* Olympus Corp.	906,377	31,185
Toray Industries Inc.	4,717,923	31,044
Asahi Kasei Corp.	4,053,069	31,028
Omron Corp.	669,846	28,247
Dentsu Inc.	684,578	27,879
Oriental Land Co. Ltd.	160,947	27,584
Daito Trust Construction Co. Ltd.	232,780	27,372
T&D Holdings Inc.	2,011,331	27,357
Tokyu Corp.	3,840,264	27,239
Ajinomoto Co. Inc.	1,712,753	26,845
* Chubu Electric Power Co. Inc.	2,160,036	26,827
Toyota Industries Corp.	515,288	26,625

9

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Shimano Inc.	239,882	26,619
	Sumitomo Metal Mining Co. Ltd.	1,621,113	26,460
	Isuzu Motors Ltd.	3,867,312	25,609
	West Japan Railway Co.	577,426	25,436
	Yamato Holdings Co. Ltd.	1,224,351	25,380
	Ricoh Co. Ltd.	2,128,542	25,369
	NEC Corp.	7,928,784	25,305
	Osaka Gas Co. Ltd.	6,021,036	25,299
	Ono Pharmaceutical Co. Ltd.	283,421	24,901
	Terumo Corp.	1,109,564	24,857
	Aeon Co. Ltd.	2,009,898	24,733
	Aisin Seiki Co. Ltd.	604,102	24,047
	Sekisui House Ltd.	1,728,073	23,713
	Makita Corp.	382,953	23,668
	Nitto Denko Corp.	502,070	23,518
	LIXIL Group Corp.	865,499	23,426
*	Kansai Electric Power Co. Inc.	2,361,959	22,264
	Bank of Yokohama Ltd.	3,810,925	21,947
	Hankyu Hanshin Holdings Inc.	3,841,636	21,934
	Shiseido Co. Ltd.	1,192,424	21,749
	Unicharm Corp.	359,026	21,406
	Mitsubishi Motors Corp.	1,885,326	20,834
	Shizuoka Bank Ltd.	1,923,033	20,802
	Japan Exchange Group Inc.	835,653	20,596
	JGC Corp.	675,566	20,550
	IHI Corp.	4,368,725	20,364
	Shionogi & Co. Ltd.	974,493	20,354
	Dai Nippon Printing Co. Ltd.	1,896,888	19,819
	Toyota Tsusho Corp.	686,843	19,765
	Kintetsu Corp.	5,418,588	19,745
	NGK Insulators Ltd.	850,948	19,317
	Chugai Pharmaceutical Co. Ltd.	677,713	19,109
	NSK Ltd.	1,447,670	18,839
	NGK Spark Plug Co. Ltd.	666,545	18,819
	Yahoo Japan Corp.	4,066,900	18,781
*	Tokyo Electric Power Co. Inc.	4,450,714	18,500
	Asahi Glass Co. Ltd.	3,131,654	18,463
	Odakyu Electric Railway Co. Ltd.	1,909,360	18,387
	Mitsubishi Chemical Holdings Corp.	4,133,715	18,333
	Seiko Epson Corp.	427,100	18,171
	Taisei Corp.	3,250,959	18,017
	Kawasaki Heavy Industries Ltd.	4,700,737	17,920
	Sumitomo Chemical Co. Ltd.	4,688,827	17,725
	TDK Corp.	374,607	17,588
	Sysmex Corp.	465,260	17,494
	Tobu Railway Co. Ltd.	3,274,173	17,147
	Tohoku Electric Power Co. Inc.	1,454,066	17,017
	Nikon Corp.	1,075,033	16,936
	Yakult Honsha Co. Ltd.	331,425	16,786
	Rohm Co. Ltd.	290,436	16,658
	Chiba Bank Ltd.	2,357,281	16,649
*	Kyushu Electric Power Co. Inc.	1,414,586	15,925
	Konica Minolta Inc.	1,587,213	15,688
*,^	Sharp Corp.	4,836,910	15,530
	Sekisui Chemical Co. Ltd.	1,310,600	15,195
	Suntory Beverage & Food Ltd.	385,418	15,107
	Lawson Inc.	199,532	14,976
	Taiheiyo Cement Corp.	3,701,623	14,925
	NTT Data Corp.	384,000	14,767
	Obayashi Corp.	2,062,751	14,732
	Nippon Paint Co. Ltd.	695,000	14,716
	Yamaha Motor Co. Ltd.	853,685	14,701
	Keio Corp.	1,842,923	14,492
	Electric Power Development Co. Ltd.	445,804	14,467

10

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Isetan Mitsukoshi Holdings Ltd.	1,103,562	14,379
	Toppan Printing Co. Ltd.	1,851,365	14,315
	MEIJI Holdings Co. Ltd.	215,809	14,308
	Hirose Electric Co. Ltd.	95,817	14,244
	Nippon Yusen KK	4,917,399	14,185
	Shimizu Corp.	1,990,359	14,105
	Bandai Namco Holdings Inc.	594,707	13,943
	Santen Pharmaceutical Co. Ltd.	244,854	13,794
	Keikyu Corp.	1,513,142	13,602
	Kuraray Co. Ltd.	1,061,484	13,463
	Kobe Steel Ltd.	8,931,055	13,432
	Nippon Express Co. Ltd.	2,754,931	13,362
	Mitsubishi Materials Corp.	3,804,591	13,347
	Brother Industries Ltd.	769,583	13,343
	Asics Corp.	566,978	13,240
	Kansai Paint Co. Ltd.	783,463	13,095
	TOTO Ltd.	965,179	13,016
	Chugoku Electric Power Co. Inc.	949,455	12,938
	Nitori Holdings Co. Ltd.	233,182	12,758
	Mitsui OSK Lines Ltd.	3,417,445	12,732
	Fukuoka Financial Group Inc.	2,632,986	12,718
	Nissin Foods Holdings Co. Ltd.	241,563	12,420
	Shinsei Bank Ltd.	5,441,028	12,255
	Stanley Electric Co. Ltd.	468,732	12,229
	Kikkoman Corp.	582,537	12,141
	Minebea Co. Ltd.	1,068,000	12,033
	Sega Sammy Holdings Inc.	608,498	11,983
	Hulic Co. Ltd.	899,181	11,860
	Oji Holdings Corp.	2,879,780	11,850
	Joyo Bank Ltd.	2,197,920	11,725
	Aozora Bank Ltd.	3,554,871	11,688
	Tokyo Tatemono Co. Ltd.	1,259,000	11,661
	NH Foods Ltd.	595,536	11,627
	Rinnai Corp.	120,380	11,622
	Kajima Corp.	2,623,891	11,606
	Amada Co. Ltd.	1,138,743	11,599
	JTEKT Corp.	685,579	11,568
	Hino Motors Ltd.	830,837	11,463
	Suruga Bank Ltd.	588,741	11,436
	Daihatsu Motor Co. Ltd.	638,904	11,370
	Tokyu Fudosan Holdings Corp.	1,423,871	11,239
	Kyowa Hakko Kirin Co. Ltd.	828,957	11,231
	Hisamitsu Pharmaceutical Co. Inc.	250,433	11,199
	USS Co. Ltd.	651,350	11,117
^	Casio Computer Co. Ltd.	748,302	10,869
	J Front Retailing Co. Ltd.	1,540,966	10,819
^	Nagoya Railroad Co. Ltd.	2,670,000	10,648
	Hamamatsu Photonics KK	215,831	10,593
	Trend Micro Inc.	318,255	10,487
	Benesse Holdings Inc.	239,950	10,408
	Taisho Pharmaceutical Holdings Co. Ltd.	142,618	10,403
	Mitsubishi Tanabe Pharma Corp.	694,223	10,392
	JSR Corp.	600,544	10,310
	Bank of Kyoto Ltd.	1,128,114	10,266
	Japan Airlines Co. Ltd.	185,082	10,233
	Credit Saison Co. Ltd.	490,277	10,208
	Koito Manufacturing Co. Ltd.	381,656	9,780
	Iyo Bank Ltd.	966,837	9,779
	Don Quijote Holdings Co. Ltd.	173,008	9,652
	Yokogawa Electric Corp.	761,167	9,641
	Nomura Research Institute Ltd.	301,078	9,486
	Alfresa Holdings Corp.	146,472	9,443
^	Yamada Denki Co. Ltd.	2,647,420	9,437
	Yaskawa Electric Corp.	768,778	9,320

11

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Hachijuni Bank Ltd.	1,501,629	9,298
	Toyo Suisan Kaisha Ltd.	299,971	9,246
	Daicel Corp.	966,689	9,243
	Sony Financial Holdings Inc.	531,929	9,081
^	Seibu Holdings Inc.	437,146	9,075
	Hokuhoku Financial Group Inc.	4,204,000	8,967
	Hitachi Metals Ltd.	582,350	8,879
	Tosoh Corp.	1,829,000	8,871
	Nisshin Seifun Group Inc.	739,876	8,839
	Ebara Corp.	1,393,000	8,808
	AEON Financial Service Co. Ltd.	336,120	8,791
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,527,860	8,783
	M3 Inc.	548,100	8,726
	Keisei Electric Railway Co. Ltd.	875,312	8,723
	THK Co. Ltd.	367,715	8,669
	Miraca Holdings Inc.	177,797	8,617
	Fuji Electric Co. Ltd.	1,815,559	8,615
	Suzuken Co. Ltd.	230,824	8,598
	Toho Gas Co. Ltd.	1,563,095	8,585
^	ANA Holdings Inc.	3,607,965	8,515
	Hiroshima Bank Ltd.	1,780,302	8,509
	Toho Co. Ltd.	362,300	8,497
	Chugoku Bank Ltd.	550,978	8,475
	Gunma Bank Ltd.	1,428,958	8,455
	Yamaha Corp.	534,190	8,446
	Air Water Inc.	525,733	8,415
	Takashimaya Co. Ltd.	859,838	8,351
	FamilyMart Co. Ltd.	192,626	8,305
	Shimadzu Corp.	905,050	8,304
	Kurita Water Industries Ltd.	358,457	8,302
	Ryohin Keikaku Co. Ltd.	72,600	8,244
	Mitsubishi Gas Chemical Co. Inc.	1,286,068	8,236
	TonenGeneral Sekiyu KK	864,576	8,211
	Seven Bank Ltd.	2,004,449	8,197
	Sumitomo Heavy Industries Ltd.	1,720,770	8,191
	Shimamura Co. Ltd.	82,860	8,156
	Citizen Holdings Co. Ltd.	1,030,001	8,088
	Nabtesco Corp.	363,798	8,051
	Toyo Seikan Group Holdings Ltd.	523,281	8,044
^	Taiyo Nippon Sanso Corp.	896,212	7,939
	Aeon Mall Co. Ltd.	300,755	7,930
	SBI Holdings Inc.	644,629	7,900
	Yamaguchi Financial Group Inc.	747,631	7,885
	Sumitomo Rubber Industries Ltd.	544,298	7,867
	Mitsui Chemicals Inc.	2,830,133	7,744
	Marui Group Co. Ltd.	804,796	7,732
	Hoshizaki Electric Co. Ltd.	151,300	7,552
	Hokuriku Electric Power Co.	569,632	7,552
	Otsuka Corp.	155,278	7,530
	Hakuhodo DY Holdings Inc.	756,670	7,520
	GS Yuasa Corp.	1,175,439	7,490
	Iida Group Holdings Co. Ltd.	492,300	7,482
	Yokohama Rubber Co. Ltd.	860,000	7,445
	Teijin Ltd.	2,937,082	7,371
	MISUMI Group Inc.	266,800	7,340
	MediPal Holdings Corp.	516,994	7,330
	Nippon Electric Glass Co. Ltd.	1,248,486	7,276
	Keihan Electric Railway Co. Ltd.	1,722,000	7,226
	Kakaku.com Inc.	406,500	7,128
	COMSYS Holdings Corp.	381,200	7,088
	Ibiden Co. Ltd.	351,012	7,082
	Nippon Kayaku Co. Ltd.	539,000	7,018
	Nissan Chemical Industries Ltd.	449,200	6,986
	NTN Corp.	1,588,000	6,947

12

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	NOK Corp.	344,194	6,921
	Nomura Real Estate Holdings Inc.	364,776	6,909
	Haseko Corp.	851,100	6,848
	Dowa Holdings Co. Ltd.	726,000	6,847
	Alps Electric Co. Ltd.	527,900	6,784
	Obic Co. Ltd.	204,700	6,751
	Sojitz Corp.	3,807,782	6,734
	Mitsubishi Logistics Corp.	446,575	6,693
	Idemitsu Kosan Co. Ltd.	306,676	6,659
	Showa Shell Sekiyu KK	584,722	6,647
	Nippon Shokubai Co. Ltd.	494,000	6,640
	Konami Corp.	295,259	6,532
	Kamigumi Co. Ltd.	709,413	6,530
*	Shikoku Electric Power Co. Inc.	466,846	6,510
	Zeon Corp.	607,000	6,493
	Showa Denko KK	4,524,002	6,437
	Kaneka Corp.	1,025,752	6,422
	Sawai Pharmaceutical Co. Ltd.	108,800	6,413
	Chiyoda Corp.	527,364	6,392
	DIC Corp.	2,389,000	6,370
	Kobayashi Pharmaceutical Co. Ltd.	100,200	6,361
	Hitachi Construction Machinery Co. Ltd.	318,552	6,358
	Advantest Corp.	512,617	6,343
	Mabuchi Motor Co. Ltd.	82,458	6,253
	Sugi Holdings Co. Ltd.	135,900	6,201
	Sankyo Co. Ltd.	160,382	6,169
	Calbee Inc.	222,964	6,145
	Nippon Paper Industries Co. Ltd.	321,810	6,052
	Coca-Cola East Japan Co. Ltd.	234,100	5,961
	Tsuruha Holdings Inc.	107,100	5,910
*,^	Acom Co. Ltd.	1,235,950	5,886
	77 Bank Ltd.	1,111,000	5,860
	Glory Ltd.	179,600	5,858
	Pigeon Corp.	110,300	5,818
	Kawasaki Kisen Kaisha Ltd.	2,754,055	5,768
	Tokai Tokyo Financial Holdings Inc.	737,700	5,742
*,^	Aiful Corp.	877,000	5,662
	Azbil Corp.	220,200	5,639
	Kewpie Corp.	344,200	5,604
	Ube Industries Ltd.	3,219,176	5,600
	Sumitomo Dainippon Pharma Co. Ltd.	484,575	5,577
	Yamazaki Baking Co. Ltd.	442,007	5,521
	Daido Steel Co. Ltd.	1,072,580	5,488
	Park24 Co. Ltd.	301,517	5,484
^	Sanrio Co. Ltd.	188,441	5,476
	Maruichi Steel Tube Ltd.	201,652	5,416
	Nishi-Nippon City Bank Ltd.	2,191,195	5,388
	Seino Holdings Co. Ltd.	474,000	5,384
	Denki Kagaku Kogyo KK	1,383,633	5,316
	NHK Spring Co. Ltd.	560,545	5,261
	Hitachi Chemical Co. Ltd.	313,098	5,184
	Mitsui Engineering & Shipbuilding Co. Ltd.	2,300,000	5,165
	Sotetsu Holdings Inc.	1,335,000	5,141
	Takara Holdings Inc.	583,000	5,118
	Ushio Inc.	388,155	5,002
	Ezaki Glico Co. Ltd.	313,000	4,973
	Sohgo Security Services Co. Ltd.	206,700	4,960
	Disco Corp.	72,700	4,885
	Sumitomo Forestry Co. Ltd.	399,700	4,880
	Anritsu Corp.	433,068	4,866
	Okasan Securities Group Inc.	585,516	4,865
	Tsumura & Co.	205,269	4,844
	DMG Mori Seiki Co. Ltd.	333,100	4,843
	Fujikura Ltd.	988,000	4,813

13

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Japan Steel Works Ltd.	1,095,538	4,809
	Kaken Pharmaceutical Co. Ltd.	227,000	4,803
	Century Tokyo Leasing Corp.	141,800	4,785
	Nagase & Co. Ltd.	368,000	4,764
	Mitsui Mining & Smelting Co. Ltd.	1,662,000	4,750
	Rohto Pharmaceutical Co. Ltd.	304,800	4,741
	Japan Airport Terminal Co. Ltd.	159,300	4,729
	Hitachi High-Technologies Corp.	196,904	4,688
	Shiga Bank Ltd.	777,000	4,680
	Toyoda Gosei Co. Ltd.	223,912	4,654
	Nishi-Nippon Railroad Co. Ltd.	1,151,000	4,648
	Toyobo Co. Ltd.	2,688,000	4,647
	Sundrug Co. Ltd.	104,200	4,641
	Sapporo Holdings Ltd.	1,150,000	4,634
	Nisshinbo Holdings Inc.	459,000	4,603
	OKUMA Corp.	478,000	4,600
	Lion Corp.	786,000	4,556
	Sumitomo Osaka Cement Co. Ltd.	1,187,000	4,515
^	Dena Co. Ltd.	332,575	4,500
	Aoyama Trading Co. Ltd.	163,500	4,478
	Temp Holdings Co. Ltd.	136,100	4,473
	Furukawa Electric Co. Ltd.	2,081,514	4,421
	Oracle Corp. Japan	100,724	4,406
	Ito En Ltd.	171,200	4,387
	House Foods Group Inc.	232,200	4,352
*,^	Hokkaido Electric Power Co. Inc.	560,039	4,323
	Nichirei Corp.	898,000	4,314
	Cosmo Oil Co. Ltd.	1,971,525	4,228
	Matsumotokiyoshi Holdings Co. Ltd.	120,000	4,154
	UNY Group Holdings Co. Ltd.	662,100	4,151
	Wacoal Holdings Corp.	381,000	4,138
	H2O Retailing Corp.	528,000	4,094
	Hitachi Capital Corp.	145,000	4,062
	Juroku Bank Ltd.	1,084,000	4,058
^	Kagome Co. Ltd.	228,700	4,045
	Square Enix Holdings Co. Ltd.	225,100	3,982
	Izumi Co. Ltd.	125,200	3,967
	Nexon Co. Ltd.	414,163	3,958
	Start Today Co. Ltd.	150,400	3,955
	Keiyo Bank Ltd.	778,000	3,950
	Nissan Shatai Co. Ltd.	232,767	3,946
	Japan Petroleum Exploration Co.	93,855	3,915
	Resorttrust Inc.	194,700	3,888
	Daishi Bank Ltd.	1,034,000	3,882
	Awa Bank Ltd.	681,000	3,873
*	Nippon Sheet Glass Co. Ltd.	2,729,000	3,858
	Jafco Co. Ltd.	88,100	3,857
	Yamato Kogyo Co. Ltd.	131,189	3,851
	Autobacs Seven Co. Ltd.	227,300	3,814
	SCSK Corp.	134,600	3,793
	Taiyo Yuden Co. Ltd.	341,900	3,789
	NTT Urban Development Corp.	330,100	3,718
	Shimachu Co. Ltd.	155,200	3,709
	SKY Perfect JSAT Holdings Inc.	628,200	3,684
	Kose Corp.	95,900	3,665
	ABC-Mart Inc.	68,269	3,653
	North Pacific Bank Ltd.	841,000	3,630
	K's Holdings Corp.	124,600	3,617
	KYORIN Holdings Inc.	175,000	3,601
	San-In Godo Bank Ltd.	482,000	3,583
	Musashino Bank Ltd.	99,900	3,503
	Senshu Ikeda Holdings Inc.	686,800	3,499
	Higo Bank Ltd.	622,000	3,464
	Kagoshima Bank Ltd.	508,000	3,432

14

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Nisshin Steel Co. Ltd.	258,800	3,421
	Coca-Cola West Co. Ltd.	194,691	3,357
	Nanto Bank Ltd.	800,000	3,318
	Maeda Road Construction Co. Ltd.	191,000	3,309
	Rengo Co. Ltd.	692,000	3,308
	Matsui Securities Co. Ltd.	325,200	3,303
	Itochu Techno-Solutions Corp.	75,054	3,263
	Hikari Tsushin Inc.	42,700	3,225
	Lintec Corp.	158,800	3,194
	Kinden Corp.	328,193	3,194
	Shochiku Co. Ltd.	344,000	3,193
	Hyakugo Bank Ltd.	757,000	3,155
	Hokkoku Bank Ltd.	917,000	3,151
	Calsonic Kansei Corp.	469,000	3,130
	Fukuyama Transporting Co. Ltd.	537,000	3,091
	Tokai Rika Co. Ltd.	153,700	3,088
	Canon Marketing Japan Inc.	161,700	3,035
	Dainippon Screen Manufacturing Co. Ltd.	648,000	3,032
	TS Tech Co. Ltd.	102,200	2,978
	Hyakujushi Bank Ltd.	824,000	2,970
	Onward Holdings Co. Ltd.	411,000	2,951
	Toda Corp.	750,000	2,917
	Mochida Pharmaceutical Co. Ltd.	40,600	2,916
	Sumco Corp.	311,296	2,853
	Kissei Pharmaceutical Co. Ltd.	118,900	2,848
	Exedy Corp.	95,400	2,839
^	Nipro Corp.	315,800	2,835
	Cosmos Pharmaceutical Corp.	26,500	2,797
	Nippon Television Holdings Inc.	158,800	2,754
	KYB Co. Ltd.	580,000	2,733
	Nippo Corp.	160,000	2,696
	Toshiba TEC Corp.	383,000	2,693
	Heiwa Corp.	120,000	2,666
	Capcom Co. Ltd.	154,400	2,618
	FP Corp.	74,900	2,612
	Fuji Media Holdings Inc.	149,900	2,607
	Asatsu-DK Inc.	95,200	2,576
	Pola Orbis Holdings Inc.	61,800	2,496
^	Gree Inc.	280,425	2,459
	Komeri Co. Ltd.	90,300	2,358
*	Orient Corp.	857,100	2,311
	Takata Corp.	102,100	2,197
	Hitachi Transport System Ltd.	132,400	2,066
^	Toyota Boshoku Corp.	186,142	1,970
	PanaHome Corp.	245,000	1,914
	Shinko Electric Industries Co. Ltd.	200,400	1,825
	Kandenko Co. Ltd.	313,000	1,820
	Sumitomo Real Estate Sales Co. Ltd.	44,860	1,433
	Tokyo Broadcasting System Holdings Inc.	114,600	1,406
	NS Solutions Corp.	50,400	1,376
	Toppan Forms Co. Ltd.	134,900	1,356
	Tokai Rubber Industries Ltd.	112,700	1,278
	TV Asahi Holdings Corp.	65,400	1,196
	Mitsubishi Shokuhin Co. Ltd.	43,800	1,101
*,^	Aplus Financial Co. Ltd.	262,400	449
			9,340,443
Netherlands (2.6%)
	Unilever NV	4,738,423	207,415
*	ING Groep NV	11,757,418	164,986
	ASML Holding NV	1,016,083	94,761
	Koninklijke Philips NV	2,784,762	88,384
	Unibail-Rodamco SE	296,008	86,142
	Akzo Nobel NV	725,258	54,379
	Koninklijke Ahold NV	2,760,178	51,756

15

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Aegon NV	5,790,405	50,512
	Heineken NV	666,805	47,863
	ArcelorMittal	3,041,959	45,350
	Reed Elsevier NV	1,915,423	43,984
	Koninklijke DSM NV	531,826	38,702
*	Koninklijke KPN NV	9,455,142	34,474
	Wolters Kluwer NV	898,751	26,622
^	Gemalto NV	240,699	24,986
	Ziggo NV	438,142	20,263
	Heineken Holding NV	298,088	19,589
	Randstad Holding NV	328,414	17,803
	Fugro NV	236,089	13,501
	Koninklijke Boskalis Westminster NV	230,639	13,227
	TNT Express NV	1,419,432	12,842
*	Altice SA	169,747	11,826
	Corio NV	202,989	10,360
	Koninklijke Vopak NV	202,943	9,909
*	OCI	249,891	9,753
*	SBM Offshore NV	551,549	8,893
			1,208,282
New Zealand (0.2%)
	Fletcher Building Ltd.	2,085,372	16,076
	Telecom Corp. of New Zealand Ltd.	5,544,281	13,012
	Ryman Healthcare Ltd.	1,247,286	9,337
*	Auckland International Airport Ltd.	2,707,988	9,246
	SKY Network Television Ltd.	1,189,203	7,152
	Fisher & Paykel Healthcare Corp. Ltd.	1,626,322	6,763
	SKYCITY Entertainment Group Ltd.	1,768,287	6,160
*,^	Xero Ltd.	234,021	5,320
	Contact Energy Ltd.	1,111,949	5,165
	Kiwi Income Property Trust	3,064,553	3,125
	Air New Zealand Ltd.	1,495,424	2,723
	Vector Ltd.	754,197	1,679
	Warehouse Group Ltd.	433,066	1,176
			86,934
Norway (0.8%)
	Statoil ASA	2,912,291	89,521
	DNB ASA	3,255,763	59,487
	Telenor ASA	2,110,128	48,044
^	Seadrill Ltd.	1,071,393	42,460
	Yara International ASA	535,523	26,829
	Norsk Hydro ASA	4,073,946	21,814
	Orkla ASA	2,373,784	21,124
	Subsea 7 SA	857,671	15,987
	Schibsted ASA	249,049	12,955
	Gjensidige Forsikring ASA	520,381	9,329
	Aker Solutions ASA	448,778	7,789
			355,339
Portugal (0.2%)
	EDP - Energias de Portugal SA	7,719,777	38,735
	Galp Energia SGPS SA	1,152,195	21,119
	Jeronimo Martins SGPS SA	747,567	12,291
*	Banco Espirito Santo SA	8,555,126	7,039
^	Portugal Telecom SGPS SA	1,785,478	6,549
	EDP Renovaveis SA	607,387	4,524
			90,257
Singapore (1.4%)
	DBS Group Holdings Ltd.	5,285,865	71,093
	Singapore Telecommunications Ltd.	22,269,722	68,829
	United Overseas Bank Ltd.	3,599,492	65,089
	Oversea-Chinese Banking Corp. Ltd.	8,244,205	63,234
	Keppel Corp. Ltd.	4,335,198	37,527
	Global Logistic Properties Ltd.	9,174,604	19,884

16

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Genting Singapore plc	18,577,711	19,835
	CapitaLand Ltd.	7,719,093	19,823
	Wilmar International Ltd.	6,425,476	16,448
^	Singapore Press Holdings Ltd.	4,851,073	16,222
	City Developments Ltd.	1,795,369	14,750
	Singapore Technologies Engineering Ltd.	4,715,418	14,385
	Singapore Exchange Ltd.	2,504,922	13,972
	Noble Group Ltd.	11,813,716	13,003
	Singapore Airlines Ltd.	1,531,788	12,747
	CapitaMall Trust	7,897,457	12,518
	ComfortDelGro Corp. Ltd.	6,097,883	12,228
	Sembcorp Industries Ltd.	2,713,519	11,693
	Ascendas REIT	5,995,169	11,079
	Hutchison Port Holdings Trust	15,346,436	11,052
	Jardine Cycle & Carriage Ltd.	302,858	10,764
	Suntec REIT	7,270,000	10,564
	Golden Agri-Resources Ltd.	19,507,943	8,700
^	Sembcorp Marine Ltd.	2,532,537	8,333
	CapitaCommercial Trust	5,952,408	8,130
	UOL Group Ltd.	1,391,549	7,284
	Singapore Post Ltd.	4,329,000	6,022
	StarHub Ltd.	1,769,991	5,924
	Keppel Land Ltd.	2,161,073	5,862
	Yangzijiang Shipbuilding Holdings Ltd.	6,303,489	5,461
	Venture Corp. Ltd.	744,000	4,620
^	Olam International Ltd.	1,436,000	2,972
	SIA Engineering Co. Ltd.	672,000	2,721
	SMRT Corp. Ltd.	2,104,000	2,616
	M1 Ltd.	891,000	2,510
*,^	Neptune Orient Lines Ltd.	2,731,000	2,082
	Wing Tai Holdings Ltd.	1,154,000	1,824
^	Yanlord Land Group Ltd.	1,999,000	1,789
^	Cosco Corp. Singapore Ltd.	2,958,000	1,696
	Indofood Agri Resources Ltd.	1,347,000	1,065
			626,350
South Korea (4.2%)
	Samsung Electronics Co. Ltd.	254,811	332,770
	Hyundai Motor Co.	475,765	107,866
	Samsung Electronics Co. Ltd. GDR	143,711	92,772
*	SK Hynix Inc.	1,625,042	78,031
	NAVER Corp.	82,931	68,332
	POSCO	225,615	67,420
	Hyundai Mobis	204,821	57,523
	Shinhan Financial Group Co. Ltd.	1,077,374	49,706
	Kia Motors Corp.	789,763	44,184
	LG Chem Ltd.	133,593	39,069
	Hana Financial Group Inc.	890,685	33,007
	KT&G Corp.	368,961	32,649
	Samsung Life Insurance Co. Ltd.	305,445	30,790
	KB Financial Group Inc.	877,621	30,499
	Samsung Fire & Marine Insurance Co. Ltd.	119,600	30,440
	Samsung C&T Corp.	379,925	28,024
	Korea Electric Power Corp.	692,074	25,478
	LG Electronics Inc.	330,012	24,238
	Hyundai Heavy Industries Co. Ltd.	134,606	23,551
*	LG Display Co. Ltd.	688,272	21,667
	SK Innovation Co. Ltd.	186,407	20,820
	Samsung SDI Co. Ltd.	110,495	17,690
	LG Corp.	274,366	16,948
	SK Telecom Co. Ltd.	64,286	15,027
	Hyundai Steel Co.	201,208	14,792
	Amorepacific Corp.	9,722	14,643
	E-Mart Co. Ltd.	63,642	14,596
	Samsung Heavy Industries Co. Ltd.	538,920	14,417

17

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
*	Shinhan Financial Group Co. Ltd. ADR	311,008	14,263
	SK Holdings Co. Ltd.	78,996	14,255
	Coway Co. Ltd.	169,554	14,191
	Hankook Tire Co. Ltd.	235,276	14,037
	SK Telecom Co. Ltd. ADR	509,224	13,209
	LG Household & Health Care Ltd.	28,509	12,833
	Hyundai Glovis Co. Ltd.	47,923	12,765
	Korea Zinc Co. Ltd.	32,294	12,663
	Hyundai Engineering & Construction Co. Ltd.	219,769	12,516
	SK C&C Co. Ltd.	67,012	11,025
	Woori Finance Holdings Co. Ltd.	905,564	10,781
	Lotte Shopping Co. Ltd.	34,615	10,553
	KB Financial Group Inc. ADR	300,958	10,461
	Cheil Industries Inc.	148,695	10,317
	Orion Corp.	11,217	10,277
	Kangwon Land Inc.	346,690	10,180
	Samsung Electro-Mechanics Co. Ltd.	171,306	9,872
	KCC Corp.	16,033	9,775
	BS Financial Group Inc.	650,124	9,576
^	OCI Co. Ltd.	55,739	9,479
^	Celltrion Inc.	196,833	9,049
	Hyundai Wia Corp.	46,665	9,042
	NCSoft Corp.	45,194	8,151
	Samsung Securities Co. Ltd.	185,450	8,117
	Lotte Chemical Corp.	44,463	8,107
	KT Corp.	267,218	8,065
	Dongbu Insurance Co. Ltd.	155,099	7,969
	Industrial Bank of Korea	581,680	7,760
	CJ CheilJedang Corp.	22,653	7,711
	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	287,370	7,298
	S-Oil Corp.	128,025	7,199
^	Samsung Engineering Co. Ltd.	88,829	7,029
	GS Holdings	154,168	6,874
	Daelim Industrial Co. Ltd.	82,036	6,835
	AMOREPACIFIC Group	9,225	6,810
	Hyundai Department Store Co. Ltd.	47,303	6,498
	Samsung Techwin Co. Ltd.	120,425	6,307
	CJ Corp.	43,746	6,054
	Hyundai Development Co-Engineering & Construction	189,083	6,014
	LG Uplus Corp.	650,858	5,928
*	Cheil Worldwide Inc.	260,291	5,868
	DGB Financial Group Inc.	365,950	5,480
	Hyundai Marine & Fire Insurance Co. Ltd.	183,699	5,239
*	Daewoo Engineering & Construction Co. Ltd.	598,088	5,188
	S-1 Corp.	64,299	5,170
*	Doosan Infracore Co. Ltd.	401,168	5,136
	Doosan Heavy Industries & Construction Co. Ltd.	146,338	5,069
	Daewoo International Corp.	137,627	4,975
	Hyosung Corp.	73,573	4,917
	SK Networks Co. Ltd.	457,418	4,854
	Korea Investment Holdings Co. Ltd.	121,136	4,811
	Mando Corp.	38,070	4,778
	Daewoo Securities Co. Ltd.	553,070	4,765
	Lotte Confectionery Co. Ltd.	2,491	4,757
^	Daum Communications Corp.	40,560	4,687
	Kumho Petro chemical Co. Ltd.	53,391	4,679
	Korea Gas Corp.	83,675	4,570
	Shinsegae Co. Ltd.	20,960	4,524
^	Halla Visteon Climate Control Corp.	98,290	4,452
^	Hyundai Mipo Dockyard	30,659	4,439
	Samsung Card Co. Ltd.	103,864	4,430
^	GS Engineering & Construction Corp.	132,880	4,423
	Hanwha Chemical Corp.	241,030	4,375
	Yuhan Corp.	23,597	4,219

18

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Hanwha Life Insurance Co. Ltd.	660,348	4,215
	Hanwha Corp.	155,650	3,975
	LS Corp.	51,520	3,784
*	KT Corp. ADR	237,080	3,589
	LG Hausys Ltd.	17,862	3,419
*	Korea Electric Power Corp. ADR	177,871	3,273
	Mirae Asset Securities Co. Ltd.	73,764	3,269
	Doosan Corp.	26,214	3,238
	Lotte Chilsung Beverage Co. Ltd.	1,783	3,097
*,^	NHN Entertainment Corp.	37,786	2,927
	Woori Investment & Securities Co. Ltd.	330,918	2,854
	NongShim Co. Ltd.	10,102	2,852
*	Korean Air Lines Co. Ltd.	86,159	2,844
*,^	CJ Korea Express Co. Ltd.	21,552	2,566
^	Samsung Fine Chemicals Co. Ltd.	52,814	2,148
	SKC Co. Ltd.	59,009	2,002
^	Hyundai Securities Co. Ltd.	338,800	1,979
*,^	Hanjin Shipping Co. Ltd.	322,807	1,901
*,^	Hyundai Merchant Marine Co. Ltd.	209,403	1,895
^	Hite Jinro Co. Ltd.	83,809	1,817
	Hyundai Hysco Co. Ltd.	21,382	1,428
^	KEPCO Engineering & Construction Co. Inc.	26,548	1,301
*	KNB Financial Group Co. Ltd.	100,388	1,275
	Hyundai Securities Co. Ltd. Preference Shares	185,462	1,059
^	Dongkuk Steel Mill Co. Ltd.	137,609	949
*	KJB Financial Group Co. Ltd.	65,690	724
*	BS Financial Group Inc. Rights Exp. 07/04/2014	131,803	169
			1,907,148
Spain (3.4%)
*	Banco Santander SA	35,837,087	374,471
	Banco Bilbao Vizcaya Argentaria SA	17,902,299	228,172
	Telefonica SA	12,268,769	210,628
	Iberdrola SA	15,717,101	120,229
	Inditex SA	645,216	99,302
	Repsol SA	3,061,488	80,721
	Amadeus IT Holding SA	1,199,068	49,429
	Banco de Sabadell SA	10,684,586	36,469
	Abertis Infraestructuras SA	1,573,090	36,191
*	CaixaBank SA	5,595,623	34,520
*	Banco Popular Espanol SA	4,671,530	31,208
	Red Electrica Corp. SA	330,449	30,207
	Gas Natural SDG SA	935,819	29,566
	Grifols SA	505,541	27,623
	Ferrovial SA	1,227,801	27,357
*	Bankia SA	14,023,878	27,188
*	ACS Actividades de Construccion y Servicios SA	519,214	23,765
	Enagas SA	617,711	19,883
	Distribuidora Internacional de Alimentacion SA	1,788,143	16,458
	Bankinter SA	2,098,967	16,426
	Mapfre SA	3,093,021	12,324
	Endesa SA	257,760	9,967
	Zardoya Otis SA	509,978	9,080
	Acciona SA	78,428	7,012
*	Mediaset Espana Comunicacion SA	536,045	6,256
*	Acerinox SA	242,449	4,300
	Corp Financiera Alba SA	53,107	3,457
			1,572,209
Sweden (2.8%)
	Nordea Bank AB	9,670,770	136,338
	Hennes & Mauritz AB Class B	2,890,540	126,201
	Telefonaktiebolaget LM Ericsson Class B	9,073,868	109,619
	Swedbank AB Class A	3,178,546	84,191
	Svenska Handelsbanken AB Class A	1,461,731	71,478
	Volvo AB Class B	4,639,086	63,865

19

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	Skandinaviska Enskilda Banken AB Class A	4,426,228	59,080
	Atlas Copco AB Class A	1,885,398	54,434
	Investor AB Class B	1,377,196	51,605
	Assa Abloy AB Class B	952,860	48,468
	TeliaSonera AB	6,583,541	48,073
	Svenska Cellulosa AB SCA Class B	1,765,146	45,971
	Sandvik AB	3,281,102	44,811
	SKF AB	1,265,659	32,271
	Atlas Copco AB Class B	1,188,581	31,718
	Investment AB Kinnevik	623,235	26,555
	Skanska AB Class B	1,095,176	25,001
	Hexagon AB Class B	769,645	24,797
	Alfa Laval AB	950,980	24,488
	Swedish Match AB	608,726	21,121
	Electrolux AB Class B	682,000	17,211
	Getinge AB	556,966	14,584
^	Elekta AB Class B	1,088,453	13,824
*	Lundin Petroleum AB	651,570	13,170
	Industrivarden AB Class A	591,625	12,483
	Boliden AB	832,589	12,079
	Tele2 AB	941,662	11,082
^	Securitas AB Class B	931,398	11,044
	Industrivarden AB	441,781	8,721
	Husqvarna AB	1,117,021	8,681
	Modern Times Group AB Class B	163,510	7,025
	Ratos AB	586,833	5,426
	Holmen AB	151,421	5,419
	Melker Schorling AB	31,666	1,597
			1,272,431
Switzerland (8.4%)
	Nestle SA	9,708,520	752,284
	Novartis AG	7,089,894	642,049
	Roche Holding AG	2,139,111	637,363
	UBS AG	10,735,527	196,831
	ABB Ltd.	7,047,240	162,159
*	Cie Financiere Richemont SA	1,515,171	158,774
	Credit Suisse Group AG	4,859,370	138,198
	Zurich Insurance Group AG	448,979	135,226
	Syngenta AG	279,295	103,185
	Swiss Re AG	1,041,788	92,633
	Holcim Ltd.	693,337	60,901
	Swatch Group AG (Bearer)	92,288	55,647
	Transocean Ltd.	1,050,324	47,189
	Givaudan SA	28,110	46,829
	Adecco SA	533,350	43,891
	Swisscom AG	69,322	40,268
	Geberit AG	114,399	40,130
	Actelion Ltd.	308,576	39,056
	SGS SA	15,539	37,184
	Julius Baer Group Ltd.	663,875	27,351
	Sika AG	6,331	25,866
	Sonova Holding AG	158,125	24,108
	Aryzta AG	225,430	21,349
	Swiss Life Holding AG	88,837	21,058
	Schindler Holding AG	134,421	20,418
	Kuehne & Nagel International AG	153,425	20,401
	Lindt & Spruengli AG	311	19,206
	Lonza Group AG	157,654	17,145
	Baloise Holding AG	142,482	16,777
	Swatch Group AG (Registered)	146,000	16,197
	Clariant AG	821,318	16,061
	Partners Group Holding AG	54,062	14,769
	Galenica AG	14,847	14,489
	Lindt & Spruengli AG	2,802	14,261

20

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

		Market
		Value
	Shares	($000)
Swiss Prime Site AG	167,090	13,840
PSP Swiss Property AG	120,932	11,373
Sulzer AG	70,626	9,897
Schindler Holding AG (Registered)	63,774	9,609
GAM Holding AG	497,038	9,460
EMS-Chemie Holding AG	22,236	8,873
Barry Callebaut AG	5,889	7,999
Pargesa Holding SA	88,406	7,935
DKSH Holding AG	80,189	6,093
Banque Cantonale Vaudoise	8,565	4,672
Aryzta AG	29,167	2,758
		3,811,762
United Kingdom (20.2%)
HSBC Holdings plc	58,059,830	589,029
Royal Dutch Shell plc Class A	11,987,116	495,346
BP plc	56,187,946	494,793
GlaxoSmithKline plc	14,801,821	394,106
British American Tobacco plc	5,753,064	342,324
Royal Dutch Shell plc Class B	7,466,998	324,520
AstraZeneca plc	3,842,050	285,843
Vodafone Group plc	80,882,206	270,334
Diageo plc	7,668,303	244,231
BG Group plc	10,361,526	218,645
* Lloyds Banking Group plc	164,555,960	209,165
BHP Billiton plc	6,430,246	209,043
Rio Tinto plc	3,798,441	205,096
Barclays plc	49,914,500	181,830
Prudential plc	7,768,602	177,992
Reckitt Benckiser Group plc	1,964,071	171,260
SABMiller plc	2,878,157	166,806
Unilever plc	3,673,048	166,499
National Grid plc	11,355,697	163,488
Glencore plc	29,283,335	163,190
BT Group plc	23,971,956	157,523
Shire plc	1,789,640	140,387
Imperial Tobacco Group plc	2,933,112	131,957
Standard Chartered plc	6,160,930	125,931
Tesco plc	24,460,750	118,885
Rolls-Royce Holdings plc	5,698,462	104,116
Anglo American plc London Shares	3,978,109	97,498
Compass Group plc	5,471,699	95,134
WPP plc	4,046,618	88,184
Centrica plc	15,477,489	82,707
SSE plc	2,968,127	79,514
Aviva plc	8,966,078	78,228
BAE Systems plc	9,628,993	71,320
Legal & General Group plc	17,844,653	68,747
ARM Holdings plc	4,252,094	63,939
Reed Elsevier plc	3,495,297	56,170
Associated British Foods plc	1,060,890	55,329
Experian plc	3,021,111	51,043
Old Mutual plc	14,878,138	50,281
Next plc	453,087	50,159
Pearson plc	2,475,320	48,875
Smith & Nephew plc	2,729,707	48,311
Standard Life plc	7,277,688	46,560
British Sky Broadcasting Group plc	2,925,585	45,246
Kingfisher plc	7,211,275	44,270
Wolseley plc	804,319	44,062
Land Securities Group plc	2,394,894	42,437
Whitbread plc	548,914	41,411
CRH plc	1,583,612	40,568
Tullow Oil plc	2,751,533	40,142
Capita plc	2,002,488	39,232

21

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

			Market
			Value
		Shares	($000)
	British Land Co. plc	3,079,506	37,003
*	Royal Bank of Scotland Group plc	6,494,551	36,501
	Marks & Spencer Group plc	4,962,354	36,098
	ITV plc	11,396,240	34,730
	Burberry Group plc	1,348,970	34,239
	Johnson Matthey plc	623,800	33,078
	InterContinental Hotels Group plc	779,577	32,253
	United Utilities Group plc	2,075,484	31,320
	GKN plc	4,958,146	30,780
	Babcock International Group plc	1,513,606	30,086
	Weir Group plc	646,882	28,986
	Bunzl plc	1,010,667	28,058
	Smiths Group plc	1,193,385	26,445
	RSA Insurance Group plc	3,060,359	24,856
	Severn Trent plc	724,707	23,957
	Randgold Resources Ltd.	279,494	23,536
	Aberdeen Asset Management plc	3,000,735	23,288
	J Sainsbury plc	4,298,769	23,205
	Intertek Group plc	489,308	23,006
	Ashtead Group plc	1,532,583	22,928
	Friends Life Group Ltd.	4,143,972	22,345
	Sage Group plc	3,352,982	22,023
	Hammerson plc	2,153,389	21,368
	Meggitt plc	2,452,048	21,230
	IMI plc	830,788	21,125
	Direct Line Insurance Group plc	4,566,798	21,075
	Travis Perkins plc	751,934	21,058
	Carnival plc	555,719	20,963
	WM Morrison Supermarkets plc	6,590,449	20,670
*	Aggreko plc	730,735	20,631
	G4S plc	4,722,355	20,617
	St. James's Place plc	1,561,614	20,344
	Mondi plc	1,118,051	20,298
	3i Group plc	2,932,826	20,156
	Persimmon plc	920,293	20,044
*	International Consolidated Airlines Group SA (London Shares)	3,096,779	19,636
	Rexam plc	2,133,175	19,525
	Taylor Wimpey plc	9,837,814	19,175
	Barratt Developments plc	2,968,854	18,970
	AMEC plc	904,246	18,777
	London Stock Exchange Group plc	538,939	18,503
	Cobham plc	3,282,957	17,540
	CRH plc	666,112	17,076
	Tate & Lyle plc	1,418,120	16,592
	Inmarsat plc	1,295,772	16,562
	Petrofac Ltd.	788,454	16,219
*	Royal Mail plc	1,887,104	16,105
	Berkeley Group Holdings plc	383,142	15,836
	Admiral Group plc	597,324	15,827
	Croda International plc	410,358	15,455
	easyJet plc	660,339	15,421
	John Wood Group plc	1,102,863	15,207
*	Informa plc	1,829,022	14,985
	William Hill plc	2,653,752	14,900
	Schroders plc (Voting Shares)	345,011	14,785
	Melrose Industries plc	3,270,576	14,554
	Intu Properties plc	2,704,457	14,426
	Hargreaves Lansdown plc	668,172	14,146
	Antofagasta plc	1,080,205	14,112
	Investec plc	1,531,116	14,107
*	Coca-Cola HBC AG	601,408	13,806
	Drax Group plc	1,222,037	13,379
	Segro plc	2,257,442	13,327
	Daily Mail & General Trust plc	806,286	11,474

22

Vanguard® Developed Markets Index Fund
Schedule of Investments
June 30, 2014

					Market
					Value
				Shares	($000)
	ICAP plc			1,634,026	10,616
	Rentokil Initial plc			5,515,653	10,508
	TUI Travel plc			1,536,393	10,459
	Serco Group plc			1,673,942	10,457
*	Sports Direct International plc			765,076	9,245
	Fresnillo plc			516,795	7,766
	Ashmore Group plc			1,186,371	7,491
*	Polyus Gold International Ltd.			2,029,566	6,498
*,2	Merlin Entertainments plc			1,017,739	6,238
	Polymetal International plc			604,274	5,992
	Vedanta Resources plc			306,349	5,810
*	Lonmin plc			1,308,979	5,314
	Schroders plc			149,165	4,915
					9,181,742
Total Common Stocks (Cost $37,565,704)					45,421,297

Temporary Cash Investments (1.2%)[1]		Coupon
Money Market Fund (1.2%)
3,4	Vanguard Market Liquidity Fund	0.111%		522,998,332	522,998

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
5	Federal Home Loan Bank Discount Notes	0.080%	7/2/14	3,000	3,000
5	Federal Home Loan Bank Discount Notes	0.060%	7/7/14	600	600
5	Federal Home Loan Bank Discount Notes	0.060%	7/9/14	500	500
5	Federal Home Loan Bank Discount Notes	0.060%	7/25/14	3,000	3,000
5,6	Federal Home Loan Bank Discount Notes	0.053%-0.060%	8/1/14	5,500	5,500
5,6	Federal Home Loan Bank Discount Notes	0.060%	8/15/14	6,000	5,999
					18,599
Total Temporary Cash Investments (Cost $541,597)					541,597
Total Investments (100.9%) (Cost $38,107,301)					45,962,894
Other Assets and Liabilities—Net (-0.9%)[4]					(411,115)
Net Assets (100%)					45,551,779
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $428,845,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the value of this security represented 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $522,998,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $8,199,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________
__________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

23

© 2014 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA1272_082014

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: August 20, 2014
VANGUARD TAX-MANAGED FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: August 20, 2014

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number
2-17620, Incorporated by Reference.